UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03101

Calvert Management Series

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2024

Date of Reporting Period

Item 1.	Reports to Stockholders

Calvert Emerging Markets Focused Growth Fund

Class A CEMAX

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about the Calvert Emerging Markets Focused Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.24%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↓ The Fund’s country allocations ― especially an underweight exposure to China and an overweight exposure to Brazil ― detracted from Index-relative performance

↓ The Fund’s security selections in India detracted from returns relative to the Index during the period

↓ The Fund’s selections by sector ― especially in the industrials sector ― detracted from performance relative to the Index during the period

↓ An overweight position in Localiza Rent a Car SA, a Brazilian car rental business, hurt relative returns amid higher-for-longer interest rates during the period

↑ In contrast, the Fund’s security selections by country ― especially selections in Brazil and South Korea ― contributed to Index-relative returns

↑ The Fund’s underweight exposure to South Korea contributed to returns relative to the Index during the period

↑ Allocations by market sector ― especially an underweight exposure to the materials sector ― contributed to returns relative to the Index during the period

↑ The Fund’s overweight position in Trent Ltd., a diversified Indian retail group, helped relative returns amid strong company sales momentum during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI Emerging Markets Index
5/23	$10,000	$10,000
6/23	$9,826	$10,380
7/23	$10,015	$11,026
8/23	$9,598	$10,347
9/23	$9,409	$10,076
10/23	$9,153	$9,685
11/23	$10,205	$10,460
12/23	$10,650	$10,869
1/24	$10,261	$10,364
2/24	$10,688	$10,857
3/24	$10,982	$11,126
4/24	$10,659	$11,176
5/24	$10,830	$11,239
6/24	$11,550	$11,682
7/24	$11,569	$11,717
8/24	$11,957	$11,906
9/24	$11,920	$12,701
10/24	$11,550	$12,136
11/24	$11,247	$11,700
12/24	$10,704	$11,684

Average Annual Total Returns (%)

Fund	1 Year	Since 5/31/23 (Inception)
Class A	0.47%	7.95%
Class A with 5.25% Maximum Sales Charge	(4.79)%	4.37%
MSCI Emerging Markets Index (net of foreign withholding taxes)	7.50%	10.29%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$5,682,339
# of Portfolio Holdings	34
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

India
35.5%
Taiwan
21.8%
Brazil
20.8%
United States
9.0%
Mexico
5.8%
Uruguay
4.6%
Indonesia
2.3%
Poland
0.2%

Value	Value
Poland	0.2%
Indonesia	2.3%
Uruguay	4.6%
Mexico	5.8%
United States	9.0%
Brazil	20.8%
Taiwan	21.8%
India	35.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	13.1%
MercadoLibre, Inc.	8.0%
HDFC Bank Ltd.	4.6%
Globant SA	4.6%
Bharti Airtel Ltd.	4.2%
TVS Motor Co. Ltd.	3.9%
ICICI Bank Ltd.	3.8%
Localiza Rent a Car SA	3.8%
Titan Co. Ltd.	3.3%
Astral Ltd.	3.0%
Total	52.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

CEMAX-TSR-AR

Calvert Emerging Markets Focused Growth Fund

Class C CEMCX

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about the Calvert Emerging Markets Focused Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$199	1.99%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↓ The Fund’s country allocations ― especially an underweight exposure to China and an overweight exposure to Brazil ― detracted from Index-relative performance

↓ The Fund’s security selections in India detracted from returns relative to the Index during the period

↓ The Fund’s selections by sector ― especially in the industrials sector ― detracted from performance relative to the Index during the period

↓ An overweight position in Localiza Rent a Car SA, a Brazilian car rental business, hurt relative returns amid higher-for-longer interest rates during the period

↑ In contrast, the Fund’s security selections by country ― especially selections in Brazil and South Korea ― contributed to Index-relative returns

↑ The Fund’s underweight exposure to South Korea contributed to returns relative to the Index during the period

↑ Allocations by market sector ― especially an underweight exposure to the materials sector ― contributed to returns relative to the Index during the period

↑ The Fund’s overweight position in Trent Ltd., a diversified Indian retail group, helped relative returns amid strong company sales momentum during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI Emerging Markets Index
5/23	$10,000	$10,000
6/23	$10,370	$10,380
7/23	$10,560	$11,026
8/23	$10,110	$10,347
9/23	$9,910	$10,076
10/23	$9,630	$9,685
11/23	$10,730	$10,460
12/23	$11,190	$10,869
1/24	$10,770	$10,364
2/24	$11,220	$10,857
3/24	$11,520	$11,126
4/24	$11,170	$11,176
5/24	$11,340	$11,239
6/24	$12,090	$11,682
7/24	$12,100	$11,717
8/24	$12,500	$11,906
9/24	$12,450	$12,701
10/24	$12,070	$12,136
11/24	$11,740	$11,700
12/24	$11,162	$11,684

Average Annual Total Returns (%)

Fund	1 Year	Since 5/31/23 (Inception)
Class C, with conversion to Class A after 8 years	(0.25)%	7.17%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	(1.22)%	7.17%
MSCI Emerging Markets Index (net of foreign withholding taxes)	7.50%	10.29%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$5,682,339
# of Portfolio Holdings	34
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Poland	0.2%
Indonesia	2.3%
Uruguay	4.6%
Mexico	5.8%
United States	9.0%
Brazil	20.8%
Taiwan	21.8%
India	35.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	13.1%
MercadoLibre, Inc.	8.0%
HDFC Bank Ltd.	4.6%
Globant SA	4.6%
Bharti Airtel Ltd.	4.2%
TVS Motor Co. Ltd.	3.9%
ICICI Bank Ltd.	3.8%
Localiza Rent a Car SA	3.8%
Titan Co. Ltd.	3.3%
Astral Ltd.	3.0%
Total	52.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

CEMCX-TSR-AR

Calvert Emerging Markets Focused Growth Fund

Class I CMEIX

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about the Calvert Emerging Markets Focused Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	0.99%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↓ The Fund’s country allocations ― especially an underweight exposure to China and an overweight exposure to Brazil ― detracted from Index-relative performance

↓ The Fund’s security selections in India detracted from returns relative to the Index during the period

↓ The Fund’s selections by sector ― especially in the industrials sector ― detracted from performance relative to the Index during the period

↓ An overweight position in Localiza Rent a Car SA, a Brazilian car rental business, hurt relative returns amid higher-for-longer interest rates during the period

↑ In contrast, the Fund’s security selections by country ― especially selections in Brazil and South Korea ― contributed to Index-relative returns

↑ The Fund’s underweight exposure to South Korea contributed to returns relative to the Index during the period

↑ Allocations by market sector ― especially an underweight exposure to the materials sector ― contributed to returns relative to the Index during the period

↑ The Fund’s overweight position in Trent Ltd., a diversified Indian retail group, helped relative returns amid strong company sales momentum during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI Emerging Markets Index
5/23	$1,000,000	$1,000,000
6/23	$1,037,000	$1,037,970
9/23	$994,000	$1,007,607
12/23	$1,125,349	$1,086,853
3/24	$1,162,394	$1,112,593
6/24	$1,222,466	$1,168,213
9/24	$1,261,512	$1,270,110
12/24	$1,133,610	$1,168,412

Average Annual Total Returns (%)

Fund	1 Year	Since 5/31/23 (Inception)
Class I	0.73%	8.21%
MSCI Emerging Markets Index (net of foreign withholding taxes)	7.50%	10.29%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$5,682,339
# of Portfolio Holdings	34
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Poland	0.2%
Indonesia	2.3%
Uruguay	4.6%
Mexico	5.8%
United States	9.0%
Brazil	20.8%
Taiwan	21.8%
India	35.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	13.1%
MercadoLibre, Inc.	8.0%
HDFC Bank Ltd.	4.6%
Globant SA	4.6%
Bharti Airtel Ltd.	4.2%
TVS Motor Co. Ltd.	3.9%
ICICI Bank Ltd.	3.8%
Localiza Rent a Car SA	3.8%
Titan Co. Ltd.	3.3%
Astral Ltd.	3.0%
Total	52.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

CMEIX-TSR-AR

Calvert Emerging Markets Focused Growth Fund

Class R6 CMERX

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about the Calvert Emerging Markets Focused Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$99	0.99%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↓ The Fund’s country allocations ― especially an underweight exposure to China and an overweight exposure to Brazil ― detracted from Index-relative performance

↓ The Fund’s security selections in India detracted from returns relative to the Index during the period

↓ The Fund’s selections by sector ― especially in the industrials sector ― detracted from performance relative to the Index during the period

↓ An overweight position in Localiza Rent a Car SA, a Brazilian car rental business, hurt relative returns amid higher-for-longer interest rates during the period

↑ In contrast, the Fund’s security selections by country ― especially selections in Brazil and South Korea ― contributed to Index-relative returns

↑ The Fund’s underweight exposure to South Korea contributed to returns relative to the Index during the period

↑ Allocations by market sector ― especially an underweight exposure to the materials sector ― contributed to returns relative to the Index during the period

↑ The Fund’s overweight position in Trent Ltd., a diversified Indian retail group, helped relative returns amid strong company sales momentum during the period

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	MSCI Emerging Markets Index
5/23	$5,000,000	$5,000,000
6/23	$5,185,000	$5,189,849
7/23	$5,285,000	$5,512,924
8/23	$5,065,000	$5,173,327
9/23	$4,970,000	$5,038,033
10/23	$4,835,000	$4,842,281
11/23	$5,390,000	$5,229,809
12/23	$5,626,797	$5,434,265
1/24	$5,421,549	$5,181,932
2/24	$5,651,827	$5,428,449
3/24	$5,807,014	$5,562,964
4/24	$5,636,809	$5,587,854
5/24	$5,726,918	$5,619,415
6/24	$6,112,383	$5,841,065
7/24	$6,122,395	$5,858,449
8/24	$6,327,643	$5,953,036
9/24	$6,307,619	$6,350,550
10/24	$6,117,389	$6,068,121
11/24	$5,957,196	$5,850,092
12/24	$5,668,101	$5,842,058

Average Annual Total Returns (%)

Fund	1 Year	Since 5/31/23 (Inception)
Class R6	0.73%	8.21%
MSCI Emerging Markets Index (net of foreign withholding taxes)	7.50%	10.29%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$5,682,339
# of Portfolio Holdings	34
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Poland	0.2%
Indonesia	2.3%
Uruguay	4.6%
Mexico	5.8%
United States	9.0%
Brazil	20.8%
Taiwan	21.8%
India	35.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	13.1%
MercadoLibre, Inc.	8.0%
HDFC Bank Ltd.	4.6%
Globant SA	4.6%
Bharti Airtel Ltd.	4.2%
TVS Motor Co. Ltd.	3.9%
ICICI Bank Ltd.	3.8%
Localiza Rent a Car SA	3.8%
Titan Co. Ltd.	3.3%
Astral Ltd.	3.0%
Total	52.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

CMERX-TSR-AR

Calvert Flexible Bond Fund

Class A CUBAX

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.87%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 3-Month U.S. Treasury Bill Index (the Index):

↑ The Fund’s sector allocations ― especially to investment-grade corporate bonds ― contributed to returns relative to the Index during the period

↑ The Fund’s allocations to asset-backed securities and commercial mortgage-backed securities contributed to returns relative to the Index during the period

↑ The Fund’s allocations to high-yield corporate securities and non-agency mortgage-backed securities contributed to returns relative to the Index during the period

↓ In contrast, the Fund’s overweight interest-rate duration and yield-curve positioning detracted from performance relative to the Index during the period

↓ The Fund’s allocation to bank loans detracted from performance relative to the Index during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
12/14	$10,000	$10,000	$10,000
1/15	$9,701	$10,190	$10,000
2/15	$9,840	$10,131	$10,000
3/15	$9,867	$10,173	$10,000
4/15	$9,917	$10,161	$10,001
5/15	$9,938	$10,143	$10,001
6/15	$9,905	$10,030	$10,001
7/15	$9,900	$10,088	$10,000
8/15	$9,868	$10,059	$10,002
9/15	$9,817	$10,098	$10,002
10/15	$9,864	$10,130	$10,001
11/15	$9,851	$10,093	$10,002
12/15	$9,826	$10,043	$10,005
1/16	$9,777	$10,154	$10,006
2/16	$9,733	$10,226	$10,008
3/16	$9,888	$10,351	$10,013
4/16	$10,032	$10,422	$10,015
5/16	$10,099	$10,430	$10,016
6/16	$10,127	$10,614	$10,020
7/16	$10,238	$10,701	$10,023
8/16	$10,301	$10,713	$10,025
9/16	$10,347	$10,715	$10,030
10/16	$10,380	$10,644	$10,032
11/16	$10,398	$10,405	$10,034
12/16	$10,440	$10,436	$10,038
1/17	$10,498	$10,473	$10,042
2/17	$10,535	$10,553	$10,047
3/17	$10,557	$10,550	$10,048
4/17	$10,599	$10,637	$10,055
5/17	$10,633	$10,719	$10,060
6/17	$10,672	$10,710	$10,069
7/17	$10,697	$10,764	$10,077
8/17	$10,704	$10,856	$10,087
9/17	$10,717	$10,818	$10,095
10/17	$10,749	$10,831	$10,104
11/17	$10,746	$10,815	$10,113
12/17	$10,774	$10,863	$10,124
1/18	$10,785	$10,758	$10,136
2/18	$10,770	$10,656	$10,146
3/18	$10,781	$10,710	$10,160
4/18	$10,778	$10,638	$10,173
5/18	$10,799	$10,696	$10,189
6/18	$10,801	$10,681	$10,206
7/18	$10,853	$10,703	$10,222
8/18	$10,875	$10,756	$10,240
9/18	$10,884	$10,710	$10,256
10/18	$10,849	$10,620	$10,274
11/18	$10,842	$10,668	$10,295
12/18	$10,787	$10,835	$10,314
1/19	$10,973	$10,984	$10,334
2/19	$11,069	$10,996	$10,352
3/19	$11,138	$11,195	$10,376
4/19	$11,206	$11,210	$10,395
5/19	$11,237	$11,382	$10,419
6/19	$11,291	$11,543	$10,442
7/19	$11,328	$11,578	$10,461
8/19	$11,356	$11,840	$10,482
9/19	$11,384	$11,788	$10,501
10/19	$11,426	$11,826	$10,521
11/19	$11,459	$11,824	$10,534
12/19	$11,516	$11,842	$10,549
1/20	$11,588	$12,054	$10,563
2/20	$11,555	$12,235	$10,579
3/20	$10,452	$11,996	$10,610
4/20	$10,722	$12,236	$10,610
5/20	$10,910	$12,350	$10,611
6/20	$11,131	$12,453	$10,612
7/20	$11,264	$12,672	$10,614
8/20	$11,399	$12,599	$10,615
9/20	$11,431	$12,576	$10,616
10/20	$11,517	$12,531	$10,617
11/20	$11,819	$12,695	$10,618
12/20	$11,960	$12,739	$10,619
1/21	$12,075	$12,659	$10,620
2/21	$12,157	$12,495	$10,621
3/21	$12,227	$12,350	$10,622
4/21	$12,274	$12,454	$10,622
5/21	$12,318	$12,501	$10,622
6/21	$12,357	$12,592	$10,622
7/21	$12,378	$12,719	$10,622
8/21	$12,392	$12,710	$10,623
9/21	$12,425	$12,602	$10,623
10/21	$12,404	$12,591	$10,623
11/21	$12,340	$12,607	$10,624
12/21	$12,393	$12,598	$10,625
1/22	$12,294	$12,322	$10,624
2/22	$12,180	$12,154	$10,625
3/22	$12,066	$11,828	$10,629
4/22	$11,961	$11,387	$10,630
5/22	$11,946	$11,449	$10,638
6/22	$11,689	$11,221	$10,640
7/22	$11,900	$11,503	$10,645
8/22	$11,856	$11,204	$10,662
9/22	$11,645	$10,721	$10,689
10/22	$11,657	$10,603	$10,706
11/22	$11,868	$10,999	$10,740
12/22	$11,912	$10,961	$10,779
1/23	$12,222	$11,301	$10,813
2/23	$12,162	$11,024	$10,848
3/23	$12,211	$11,282	$10,895
4/23	$12,219	$11,351	$10,929
5/23	$12,211	$11,233	$10,972
6/23	$12,305	$11,216	$11,022
7/23	$12,384	$11,227	$11,066
8/23	$12,412	$11,160	$11,116
9/23	$12,337	$10,893	$11,167
10/23	$12,260	$10,730	$11,217
11/23	$12,619	$11,213	$11,267
12/23	$12,915	$11,638	$11,320
1/24	$13,016	$11,610	$11,368
2/24	$12,983	$11,471	$11,415
3/24	$13,114	$11,584	$11,466
4/24	$13,010	$11,313	$11,515
5/24	$13,169	$11,500	$11,570
6/24	$13,247	$11,606	$11,618
7/24	$13,473	$11,869	$11,670
8/24	$13,652	$12,044	$11,725
9/24	$13,803	$12,209	$11,776
10/24	$13,638	$11,932	$11,821
11/24	$13,780	$12,057	$11,866
12/24	$13,724	$11,875	$11,914

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class A	6.25%	3.56%	3.55%
Class A with 3.25% Maximum Sales Charge	2.77%	2.88%	3.21%
Bloomberg U.S. Universal Index	2.04%	0.06%	1.73%
ICE BofA 3-Month U.S. Treasury Bill Index	5.25%	2.46%	1.77%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg U.S. Universal Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$584,241,197
# of Portfolio Holdings	306
Portfolio Turnover Rate	450%
Total Advisory Fees Paid	$1,373,994

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.1%
Mutual Funds	2.3%
Senior Floating-Rate Loans	2.4%
Commercial Mortgage-Backed Securities	4.2%
Collateralized Mortgage Obligations	5.2%
Asset-Backed Securities	9.7%
U.S. Treasury Obligations	9.9%
U.S. Government Agency Mortgage-Backed Securities	19.3%
Short-Term Investments	22.2%
Corporate Bonds	23.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

AAA
39.9%
AA
2.5%
A
4.1%
BBB
29.1%
BB
6.9%
B
4.3%
CCC
1.1%
Not Rated
11.2%
Cash & Equivalents
0.9%

Value	Value
Cash & Equivalents	0.9%
Not Rated	11.2%
CCC	1.1%
B	4.3%
BB	6.9%
BBB	29.1%
A	4.1%
AA	2.5%
AAA	39.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

CUBAX-TSR-AR

Calvert Flexible Bond Fund

Class C CUBCX

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$166	1.62%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 3-Month U.S. Treasury Bill Index (the Index):

↑ The Fund’s sector allocations ― especially to investment-grade corporate bonds ― contributed to returns relative to the Index during the period

↑ The Fund’s allocations to asset-backed securities and commercial mortgage-backed securities contributed to returns relative to the Index during the period

↑ The Fund’s allocations to high-yield corporate securities and non-agency mortgage-backed securities contributed to returns relative to the Index during the period

↓ In contrast, the Fund’s overweight interest-rate duration and yield-curve positioning detracted from performance relative to the Index during the period

↓ The Fund’s allocation to bank loans detracted from performance relative to the Index during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
12/14	$10,000	$10,000	$10,000
1/15	$10,022	$10,190	$10,000
2/15	$10,159	$10,131	$10,000
3/15	$10,184	$10,173	$10,000
4/15	$10,226	$10,161	$10,001
5/15	$10,241	$10,143	$10,001
6/15	$10,208	$10,030	$10,001
7/15	$10,190	$10,088	$10,000
8/15	$10,150	$10,059	$10,002
9/15	$10,091	$10,098	$10,002
10/15	$10,133	$10,130	$10,001
11/15	$10,114	$10,093	$10,002
12/15	$10,082	$10,043	$10,005
1/16	$10,024	$10,154	$10,006
2/16	$9,967	$10,226	$10,008
3/16	$10,126	$10,351	$10,013
4/16	$10,266	$10,422	$10,015
5/16	$10,322	$10,430	$10,016
6/16	$10,351	$10,614	$10,020
7/16	$10,457	$10,701	$10,023
8/16	$10,516	$10,713	$10,025
9/16	$10,557	$10,715	$10,030
10/16	$10,584	$10,644	$10,032
11/16	$10,596	$10,405	$10,034
12/16	$10,632	$10,436	$10,038
1/17	$10,677	$10,473	$10,042
2/17	$10,715	$10,553	$10,047
3/17	$10,728	$10,550	$10,048
4/17	$10,763	$10,637	$10,055
5/17	$10,791	$10,719	$10,060
6/17	$10,829	$10,710	$10,069
7/17	$10,849	$10,764	$10,077
8/17	$10,843	$10,856	$10,087
9/17	$10,849	$10,818	$10,095
10/17	$10,876	$10,831	$10,104
11/17	$10,866	$10,815	$10,113
12/17	$10,888	$10,863	$10,124
1/18	$10,892	$10,758	$10,136
2/18	$10,878	$10,656	$10,146
3/18	$10,875	$10,710	$10,160
4/18	$10,866	$10,638	$10,173
5/18	$10,880	$10,696	$10,189
6/18	$10,869	$10,681	$10,206
7/18	$10,913	$10,703	$10,222
8/18	$10,928	$10,756	$10,240
9/18	$10,939	$10,710	$10,256
10/18	$10,896	$10,620	$10,274
11/18	$10,875	$10,668	$10,295
12/18	$10,814	$10,835	$10,314
1/19	$11,001	$10,984	$10,334
2/19	$11,091	$10,996	$10,352
3/19	$11,153	$11,195	$10,376
4/19	$11,206	$11,210	$10,395
5/19	$11,230	$11,382	$10,419
6/19	$11,277	$11,543	$10,442
7/19	$11,315	$11,578	$10,461
8/19	$11,335	$11,840	$10,482
9/19	$11,356	$11,788	$10,501
10/19	$11,391	$11,826	$10,521
11/19	$11,417	$11,824	$10,534
12/19	$11,466	$11,842	$10,549
1/20	$11,523	$12,054	$10,563
2/20	$11,491	$12,235	$10,579
3/20	$10,388	$11,996	$10,610
4/20	$10,642	$12,236	$10,610
5/20	$10,822	$12,350	$10,611
6/20	$11,042	$12,453	$10,612
7/20	$11,166	$12,672	$10,614
8/20	$11,293	$12,599	$10,615
9/20	$11,318	$12,576	$10,616
10/20	$11,396	$12,531	$10,617
11/20	$11,687	$12,695	$10,618
12/20	$11,819	$12,739	$10,619
1/21	$11,925	$12,659	$10,620
2/21	$11,999	$12,495	$10,621
3/21	$12,061	$12,350	$10,622
4/21	$12,099	$12,454	$10,622
5/21	$12,135	$12,501	$10,622
6/21	$12,166	$12,592	$10,622
7/21	$12,179	$12,719	$10,622
8/21	$12,185	$12,710	$10,623
9/21	$12,210	$12,602	$10,623
10/21	$12,181	$12,591	$10,623
11/21	$12,111	$12,607	$10,624
12/21	$12,147	$12,598	$10,625
1/22	$12,050	$12,322	$10,624
2/22	$11,933	$12,154	$10,625
3/22	$11,813	$11,828	$10,629
4/22	$11,703	$11,387	$10,630
5/22	$11,681	$11,449	$10,638
6/22	$11,423	$11,221	$10,640
7/22	$11,622	$11,503	$10,645
8/22	$11,571	$11,204	$10,662
9/22	$11,358	$10,721	$10,689
10/22	$11,363	$10,603	$10,706
11/22	$11,561	$10,999	$10,740
12/22	$11,597	$10,961	$10,779
1/23	$11,891	$11,301	$10,813
2/23	$11,826	$11,024	$10,848
3/23	$11,867	$11,282	$10,895
4/23	$11,867	$11,351	$10,929
5/23	$11,843	$11,233	$10,972
6/23	$11,935	$11,216	$11,022
7/23	$12,005	$11,227	$11,066
8/23	$12,024	$11,160	$11,116
9/23	$11,944	$10,893	$11,167
10/23	$11,862	$10,730	$11,217
11/23	$12,201	$11,213	$11,267
12/23	$12,480	$11,638	$11,320
1/24	$12,569	$11,610	$11,368
2/24	$12,531	$11,471	$11,415
3/24	$12,649	$11,584	$11,466
4/24	$12,532	$11,313	$11,515
5/24	$12,686	$11,500	$11,570
6/24	$12,753	$11,606	$11,618
7/24	$12,962	$11,869	$11,670
8/24	$13,127	$12,044	$11,725
9/24	$13,264	$12,209	$11,776
10/24	$13,097	$11,932	$11,821
11/24	$13,224	$12,057	$11,866
12/24	$13,360	$11,875	$11,914

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	5.46%	2.79%	2.94%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	4.46%	2.79%	2.94%
Bloomberg U.S. Universal Index	2.04%	0.06%	1.73%
ICE BofA 3-Month U.S. Treasury Bill Index	5.25%	2.46%	1.77%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg U.S. Universal Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$584,241,197
# of Portfolio Holdings	306
Portfolio Turnover Rate	450%
Total Advisory Fees Paid	$1,373,994

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.1%
Mutual Funds	2.3%
Senior Floating-Rate Loans	2.4%
Commercial Mortgage-Backed Securities	4.2%
Collateralized Mortgage Obligations	5.2%
Asset-Backed Securities	9.7%
U.S. Treasury Obligations	9.9%
U.S. Government Agency Mortgage-Backed Securities	19.3%
Short-Term Investments	22.2%
Corporate Bonds	23.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	0.9%
Not Rated	11.2%
CCC	1.1%
B	4.3%
BB	6.9%
BBB	29.1%
A	4.1%
AA	2.5%
AAA	39.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

CUBCX-TSR-AR

Calvert Flexible Bond Fund

Class I CUBIX

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$64	0.62%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 3-Month U.S. Treasury Bill Index (the Index):

↑ The Fund’s sector allocations ― especially to investment-grade corporate bonds ― contributed to returns relative to the Index during the period

↑ The Fund’s allocations to asset-backed securities and commercial mortgage-backed securities contributed to returns relative to the Index during the period

↑ The Fund’s allocations to high-yield corporate securities and non-agency mortgage-backed securities contributed to returns relative to the Index during the period

↓ In contrast, the Fund’s overweight interest-rate duration and yield-curve positioning detracted from performance relative to the Index during the period

↓ The Fund’s allocation to bank loans detracted from performance relative to the Index during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
12/14	$1,000,000	$1,000,000	$1,000,000
1/15	$1,002,468	$1,019,035	$1,000,032
2/15	$1,017,282	$1,013,096	$1,000,032
3/15	$1,020,540	$1,017,278	$1,000,033
4/15	$1,026,066	$1,016,097	$1,000,055
5/15	$1,028,066	$1,014,320	$1,000,064
6/15	$1,025,908	$1,002,999	$1,000,087
7/15	$1,025,039	$1,008,840	$1,000,041
8/15	$1,022,742	$1,005,867	$1,000,190
9/15	$1,017,150	$1,009,805	$1,000,215
10/15	$1,023,067	$1,013,032	$1,000,142
11/15	$1,021,439	$1,009,338	$1,000,202
12/15	$1,019,322	$1,004,296	$1,000,531
1/16	$1,014,540	$1,015,382	$1,000,561
2/16	$1,010,287	$1,022,595	$1,000,805
3/16	$1,026,835	$1,035,127	$1,001,263
4/16	$1,042,146	$1,042,180	$1,001,533
5/16	$1,048,873	$1,042,994	$1,001,611
6/16	$1,052,905	$1,061,356	$1,001,988
7/16	$1,064,827	$1,070,102	$1,002,278
8/16	$1,071,813	$1,071,256	$1,002,456
9/16	$1,077,104	$1,071,510	$1,002,951
10/16	$1,080,934	$1,064,402	$1,003,202
11/16	$1,083,248	$1,040,477	$1,003,377
12/16	$1,087,973	$1,043,568	$1,003,803
1/17	$1,093,679	$1,047,250	$1,004,247
2/17	$1,098,656	$1,055,330	$1,004,663
3/17	$1,101,322	$1,054,976	$1,004,837
4/17	$1,105,392	$1,063,730	$1,005,511
5/17	$1,110,127	$1,071,937	$1,006,019
6/17	$1,114,691	$1,071,028	$1,006,866
7/17	$1,118,009	$1,076,363	$1,007,723
8/17	$1,119,224	$1,085,649	$1,008,667
9/17	$1,120,222	$1,081,828	$1,009,531
10/17	$1,123,830	$1,083,127	$1,010,433
11/17	$1,124,541	$1,081,488	$1,011,272
12/17	$1,126,991	$1,086,256	$1,012,396
1/18	$1,129,183	$1,075,803	$1,013,605
2/18	$1,127,828	$1,065,602	$1,014,564
3/18	$1,129,196	$1,070,977	$1,015,986
4/18	$1,129,099	$1,063,831	$1,017,314
5/18	$1,131,518	$1,069,632	$1,018,867
6/18	$1,132,020	$1,068,081	$1,020,581
7/18	$1,137,625	$1,070,316	$1,022,180
8/18	$1,140,221	$1,075,589	$1,024,023
9/18	$1,141,404	$1,070,981	$1,025,596
10/18	$1,137,920	$1,062,021	$1,027,370
11/18	$1,137,475	$1,066,798	$1,029,478
12/18	$1,131,841	$1,083,488	$1,031,373
1/19	$1,151,689	$1,098,427	$1,033,406
2/19	$1,162,815	$1,099,625	$1,035,246
3/19	$1,169,524	$1,119,481	$1,037,557
4/19	$1,177,074	$1,121,048	$1,039,509
5/19	$1,180,616	$1,138,221	$1,041,881
6/19	$1,186,495	$1,154,320	$1,044,187
7/19	$1,190,642	$1,157,756	$1,046,080
8/19	$1,193,820	$1,183,953	$1,048,226
9/19	$1,196,944	$1,178,824	$1,050,058
10/19	$1,201,741	$1,182,633	$1,052,077
11/19	$1,205,504	$1,182,396	$1,053,390
12/19	$1,211,717	$1,184,158	$1,054,893
1/20	$1,219,594	$1,205,411	$1,056,303
2/20	$1,216,318	$1,223,460	$1,057,864
3/20	$1,100,094	$1,199,562	$1,060,954
4/20	$1,128,848	$1,223,591	$1,061,037
5/20	$1,148,945	$1,235,019	$1,061,054
6/20	$1,172,503	$1,245,324	$1,061,191
7/20	$1,187,551	$1,267,199	$1,061,401
8/20	$1,201,255	$1,259,892	$1,061,482
9/20	$1,205,708	$1,257,621	$1,061,608
10/20	$1,214,256	$1,253,126	$1,061,718
11/20	$1,247,198	$1,269,479	$1,061,813
12/20	$1,261,596	$1,273,862	$1,061,930
1/21	$1,274,030	$1,265,856	$1,062,030
2/21	$1,282,878	$1,249,522	$1,062,120
3/21	$1,290,588	$1,234,981	$1,062,197
4/21	$1,295,815	$1,245,366	$1,062,213
5/21	$1,300,740	$1,250,116	$1,062,235
6/21	$1,305,160	$1,259,230	$1,062,195
7/21	$1,307,588	$1,271,874	$1,062,249
8/21	$1,309,340	$1,271,025	$1,062,291
9/21	$1,313,180	$1,260,171	$1,062,349
10/21	$1,311,170	$1,259,141	$1,062,306
11/21	$1,304,692	$1,260,662	$1,062,377
12/21	$1,309,679	$1,259,812	$1,062,452
1/22	$1,300,307	$1,232,192	$1,062,404
2/22	$1,288,531	$1,215,392	$1,062,541
3/22	$1,276,695	$1,182,784	$1,062,868
4/22	$1,265,714	$1,138,670	$1,063,018
5/22	$1,264,415	$1,144,935	$1,063,750
6/22	$1,237,371	$1,122,056	$1,063,982
7/22	$1,260,098	$1,150,267	$1,064,527
8/22	$1,255,609	$1,120,364	$1,066,245
9/22	$1,233,422	$1,072,095	$1,068,899
10/22	$1,235,026	$1,060,331	$1,070,576
11/22	$1,257,623	$1,099,867	$1,074,029
12/22	$1,262,579	$1,096,132	$1,077,916
1/23	$1,295,771	$1,130,134	$1,081,292
2/23	$1,289,603	$1,102,365	$1,084,821
3/23	$1,295,158	$1,128,225	$1,089,487
4/23	$1,296,168	$1,135,118	$1,092,916
5/23	$1,295,635	$1,123,349	$1,097,196
6/23	$1,305,827	$1,121,603	$1,102,218
7/23	$1,314,558	$1,122,718	$1,106,607
8/23	$1,317,810	$1,115,957	$1,111,603
9/23	$1,310,013	$1,089,347	$1,116,697
10/23	$1,302,146	$1,072,965	$1,121,685
11/23	$1,340,542	$1,121,254	$1,126,721
12/23	$1,372,416	$1,163,799	$1,131,973
1/24	$1,383,389	$1,161,014	$1,136,810
2/24	$1,380,209	$1,147,094	$1,141,467
3/24	$1,394,413	$1,158,357	$1,146,593
4/24	$1,383,564	$1,131,288	$1,151,513
5/24	$1,400,850	$1,150,040	$1,157,039
6/24	$1,409,422	$1,160,553	$1,161,757
7/24	$1,433,761	$1,186,895	$1,166,961
8/24	$1,453,206	$1,204,368	$1,172,543
9/24	$1,469,710	$1,220,886	$1,177,630
10/24	$1,452,344	$1,193,156	$1,182,103
11/24	$1,467,739	$1,205,735	$1,186,620
12/24	$1,461,989	$1,187,525	$1,191,418

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	6.53%	3.82%	3.87%
Bloomberg U.S. Universal Index	2.04%	0.06%	1.73%
ICE BofA 3-Month U.S. Treasury Bill Index	5.25%	2.46%	1.77%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg U.S. Universal Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$584,241,197
# of Portfolio Holdings	306
Portfolio Turnover Rate	450%
Total Advisory Fees Paid	$1,373,994

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.1%
Mutual Funds	2.3%
Senior Floating-Rate Loans	2.4%
Commercial Mortgage-Backed Securities	4.2%
Collateralized Mortgage Obligations	5.2%
Asset-Backed Securities	9.7%
U.S. Treasury Obligations	9.9%
U.S. Government Agency Mortgage-Backed Securities	19.3%
Short-Term Investments	22.2%
Corporate Bonds	23.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	0.9%
Not Rated	11.2%
CCC	1.1%
B	4.3%
BB	6.9%
BBB	29.1%
A	4.1%
AA	2.5%
AAA	39.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

CUBIX-TSR-AR

Calvert Flexible Bond Fund

Class R6 CUBRX

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$56	0.54%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 3-Month U.S. Treasury Bill Index (the Index):

↑ The Fund’s sector allocations ― especially to investment-grade corporate bonds ― contributed to returns relative to the Index during the period

↑ The Fund’s allocations to asset-backed securities and commercial mortgage-backed securities contributed to returns relative to the Index during the period

↑ The Fund’s allocations to high-yield corporate securities and non-agency mortgage-backed securities contributed to returns relative to the Index during the period

↓ In contrast, the Fund’s overweight interest-rate duration and yield-curve positioning detracted from performance relative to the Index during the period

↓ The Fund’s allocation to bank loans detracted from performance relative to the Index during the period

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
12/14	$5,000,000	$5,000,000	$5,000,000
1/15	$5,012,338	$5,095,176	$5,000,160
2/15	$5,086,410	$5,065,481	$5,000,160
3/15	$5,102,698	$5,086,388	$5,000,167
4/15	$5,130,328	$5,080,487	$5,000,276
5/15	$5,140,329	$5,071,599	$5,000,319
6/15	$5,129,539	$5,014,997	$5,000,435
7/15	$5,125,195	$5,044,199	$5,000,203
8/15	$5,113,712	$5,029,336	$5,000,950
9/15	$5,085,751	$5,049,023	$5,001,073
10/15	$5,115,336	$5,065,162	$5,000,710
11/15	$5,107,192	$5,046,691	$5,001,008
12/15	$5,096,612	$5,021,479	$5,002,653
1/16	$5,072,699	$5,076,911	$5,002,806
2/16	$5,051,434	$5,112,975	$5,004,024
3/16	$5,134,176	$5,175,637	$5,006,315
4/16	$5,210,728	$5,210,899	$5,007,663
5/16	$5,244,363	$5,214,969	$5,008,055
6/16	$5,264,524	$5,306,778	$5,009,940
7/16	$5,324,136	$5,350,508	$5,011,390
8/16	$5,359,064	$5,356,279	$5,012,281
9/16	$5,385,519	$5,357,552	$5,014,754
10/16	$5,404,670	$5,322,010	$5,016,008
11/16	$5,416,240	$5,202,385	$5,016,885
12/16	$5,439,864	$5,217,840	$5,019,016
1/17	$5,468,396	$5,236,248	$5,021,235
2/17	$5,493,280	$5,276,650	$5,023,316
3/17	$5,506,612	$5,274,882	$5,024,186
4/17	$5,526,962	$5,318,649	$5,027,557
5/17	$5,550,634	$5,359,685	$5,030,094
6/17	$5,573,455	$5,355,141	$5,034,328
7/17	$5,590,044	$5,381,814	$5,038,613
8/17	$5,596,120	$5,428,246	$5,043,333
9/17	$5,601,108	$5,409,142	$5,047,654
10/17	$5,619,152	$5,415,637	$5,052,163
11/17	$5,622,705	$5,407,442	$5,056,361
12/17	$5,634,953	$5,431,280	$5,061,979
1/18	$5,645,915	$5,379,016	$5,068,026
2/18	$5,639,141	$5,328,011	$5,072,818
3/18	$5,645,978	$5,354,884	$5,079,930
4/18	$5,645,497	$5,319,154	$5,086,571
5/18	$5,657,592	$5,348,161	$5,094,336
6/18	$5,660,098	$5,340,405	$5,102,905
7/18	$5,688,124	$5,351,581	$5,110,902
8/18	$5,701,104	$5,377,947	$5,120,116
9/18	$5,707,018	$5,354,903	$5,127,982
10/18	$5,689,598	$5,310,107	$5,136,849
11/18	$5,687,377	$5,333,988	$5,147,390
12/18	$5,659,206	$5,417,442	$5,156,866
1/19	$5,758,445	$5,492,137	$5,167,030
2/19	$5,814,077	$5,498,123	$5,176,230
3/19	$5,847,621	$5,597,407	$5,187,787
4/19	$5,885,369	$5,605,241	$5,197,545
5/19	$5,903,946	$5,691,106	$5,209,406
6/19	$5,933,484	$5,771,602	$5,220,933
7/19	$5,954,644	$5,788,782	$5,230,402
8/19	$5,974,931	$5,919,767	$5,241,132
9/19	$5,987,019	$5,894,120	$5,250,288
10/19	$6,010,723	$5,913,163	$5,260,387
11/19	$6,029,959	$5,911,981	$5,266,948
12/19	$6,061,519	$5,920,791	$5,274,467
1/20	$6,101,295	$6,027,056	$5,281,513
2/20	$6,085,238	$6,117,301	$5,289,322
3/20	$5,508,131	$5,997,808	$5,304,771
4/20	$5,648,149	$6,117,953	$5,305,184
5/20	$5,749,251	$6,175,094	$5,305,271
6/20	$5,871,859	$6,226,618	$5,305,953
7/20	$5,943,484	$6,335,995	$5,307,004
8/20	$6,016,442	$6,299,459	$5,307,410
9/20	$6,035,034	$6,288,106	$5,308,041
10/20	$6,078,296	$6,265,631	$5,308,592
11/20	$6,243,557	$6,347,394	$5,309,063
12/20	$6,316,225	$6,369,312	$5,309,650
1/21	$6,383,071	$6,329,278	$5,310,151
2/21	$6,423,632	$6,247,612	$5,310,600
3/21	$6,462,661	$6,174,906	$5,310,984
4/21	$6,489,216	$6,226,830	$5,311,064
5/21	$6,514,248	$6,250,581	$5,311,173
6/21	$6,536,569	$6,296,149	$5,310,977
7/21	$6,549,114	$6,359,369	$5,311,245
8/21	$6,558,443	$6,355,125	$5,311,456
9/21	$6,578,053	$6,300,855	$5,311,746
10/21	$6,572,704	$6,295,705	$5,311,528
11/21	$6,540,817	$6,303,310	$5,311,883
12/21	$6,566,355	$6,299,060	$5,312,260
1/22	$6,515,503	$6,160,958	$5,312,021
2/22	$6,461,130	$6,076,960	$5,312,703
3/22	$6,402,184	$5,913,922	$5,314,341
4/22	$6,343,303	$5,693,348	$5,315,088
5/22	$6,338,036	$5,724,674	$5,318,749
6/22	$6,202,816	$5,610,280	$5,319,909
7/22	$6,317,264	$5,751,334	$5,322,635
8/22	$6,299,648	$5,601,821	$5,331,226
9/22	$6,184,535	$5,360,473	$5,344,493
10/22	$6,197,361	$5,301,657	$5,352,881
11/22	$6,306,695	$5,499,337	$5,370,143
12/22	$6,336,969	$5,480,658	$5,389,580
1/23	$6,503,981	$5,650,671	$5,406,458
2/23	$6,473,541	$5,511,824	$5,424,104
3/23	$6,501,950	$5,641,127	$5,447,435
4/23	$6,502,939	$5,675,588	$5,464,581
5/23	$6,500,726	$5,616,745	$5,485,982
6/23	$6,557,212	$5,608,016	$5,511,089
7/23	$6,601,521	$5,613,591	$5,533,034
8/23	$6,618,349	$5,579,786	$5,558,017
9/23	$6,579,703	$5,446,736	$5,583,486
10/23	$6,540,712	$5,364,827	$5,608,426
11/23	$6,734,046	$5,606,270	$5,633,605
12/23	$6,894,568	$5,818,996	$5,659,864
1/24	$6,945,415	$5,805,070	$5,684,050
2/24	$6,934,728	$5,735,470	$5,707,336
3/24	$7,001,725	$5,791,783	$5,732,965
4/24	$6,947,736	$5,656,438	$5,757,563
5/24	$7,039,910	$5,750,201	$5,785,193
6/24	$7,078,497	$5,802,767	$5,808,784
7/24	$7,201,296	$5,934,477	$5,834,804
8/24	$7,299,507	$6,021,838	$5,862,716
9/24	$7,387,396	$6,104,430	$5,888,149
10/24	$7,300,621	$5,965,782	$5,910,515
11/24	$7,373,339	$6,028,677	$5,933,098
12/24	$7,350,320	$5,937,626	$5,957,088

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class R6	6.61%	3.93%	3.92%
Bloomberg U.S. Universal Index	2.04%	0.06%	1.73%
ICE BofA 3-Month U.S. Treasury Bill Index	5.25%	2.46%	1.77%
Footnote	Description
Footnote[1]	Class R6 performance prior to 5/1/19 is linked to Class I. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[2]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg U.S. Universal Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$584,241,197
# of Portfolio Holdings	306
Portfolio Turnover Rate	450%
Total Advisory Fees Paid	$1,373,994

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.1%
Mutual Funds	2.3%
Senior Floating-Rate Loans	2.4%
Commercial Mortgage-Backed Securities	4.2%
Collateralized Mortgage Obligations	5.2%
Asset-Backed Securities	9.7%
U.S. Treasury Obligations	9.9%
U.S. Government Agency Mortgage-Backed Securities	19.3%
Short-Term Investments	22.2%
Corporate Bonds	23.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	0.9%
Not Rated	11.2%
CCC	1.1%
B	4.3%
BB	6.9%
BBB	29.1%
A	4.1%
AA	2.5%
AAA	39.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

CUBRX-TSR-AR

Calvert Responsible Municipal Income Fund

Class A CTTLX

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about the Calvert Responsible Municipal Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.75%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds, contributed to Index-relative returns

↑ Security selections and an overweight exposure to the industrial development revenue sector contributed to Index-relative performance during the period

↑ Security selections and an underweight exposure to bonds with 8-12 years remaining to maturity — the worst-performing area of the municipal bond yield curve during the period — helped Fund performance versus the Index

↑ An overweight exposure to bonds rated BBB and below helped returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↓ An underweight exposure to bonds with 22 years or more remaining to maturity hurt returns as longer-maturity bonds generally outperformed shorter-maturity bonds

↓ Security selections and an underweight exposure to the transportation sector, which outperformed the Index during the period, hurt Index-relative returns

↓ An overweight exposure to bonds with 4% coupon rates detracted from Fund performance relative to the Index during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index
12/14	$10,000	$10,000
1/15	$9,817	$10,177
2/15	$9,706	$10,072
3/15	$9,721	$10,101
4/15	$9,669	$10,048
5/15	$9,628	$10,021
6/15	$9,631	$10,011
7/15	$9,688	$10,084
8/15	$9,716	$10,104
9/15	$9,768	$10,177
10/15	$9,804	$10,217
11/15	$9,863	$10,258
12/15	$9,959	$10,330
1/16	$10,043	$10,453
2/16	$10,009	$10,470
3/16	$10,068	$10,503
4/16	$10,153	$10,580
5/16	$10,192	$10,609
6/16	$10,339	$10,778
7/16	$10,307	$10,784
8/16	$10,334	$10,799
9/16	$10,261	$10,745
10/16	$10,156	$10,632
11/16	$9,760	$10,236
12/16	$9,916	$10,356
1/17	$9,933	$10,424
2/17	$9,981	$10,496
3/17	$10,024	$10,519
4/17	$10,092	$10,596
5/17	$10,249	$10,764
6/17	$10,233	$10,725
7/17	$10,287	$10,812
8/17	$10,354	$10,894
9/17	$10,310	$10,839
10/17	$10,329	$10,865
11/17	$10,300	$10,807
12/17	$10,412	$10,920
1/18	$10,287	$10,791
2/18	$10,260	$10,759
3/18	$10,295	$10,799
4/18	$10,263	$10,760
5/18	$10,359	$10,884
6/18	$10,351	$10,893
7/18	$10,367	$10,919
8/18	$10,377	$10,947
9/18	$10,335	$10,876
10/18	$10,263	$10,809
11/18	$10,365	$10,929
12/18	$10,468	$11,060
1/19	$10,537	$11,144
2/19	$10,593	$11,203
3/19	$10,749	$11,380
4/19	$10,790	$11,423
5/19	$10,940	$11,581
6/19	$10,981	$11,623
7/19	$11,068	$11,717
8/19	$11,263	$11,902
9/19	$11,179	$11,806
10/19	$11,169	$11,828
11/19	$11,181	$11,857
12/19	$11,212	$11,893
1/20	$11,434	$12,107
2/20	$11,596	$12,263
3/20	$11,200	$11,818
4/20	$11,065	$11,670
5/20	$11,424	$12,041
6/20	$11,451	$12,140
7/20	$11,629	$12,345
8/20	$11,552	$12,287
9/20	$11,545	$12,290
10/20	$11,501	$12,253
11/20	$11,658	$12,438
12/20	$11,703	$12,513
1/21	$11,740	$12,593
2/21	$11,522	$12,393
3/21	$11,559	$12,469
4/21	$11,646	$12,574
5/21	$11,676	$12,611
6/21	$11,700	$12,646
7/21	$11,801	$12,751
8/21	$11,761	$12,704
9/21	$11,659	$12,613
10/21	$11,634	$12,576
11/21	$11,721	$12,683
12/21	$11,724	$12,703
1/22	$11,411	$12,355
2/22	$11,345	$12,311
3/22	$11,011	$11,912
4/22	$10,712	$11,583
5/22	$10,824	$11,755
6/22	$10,698	$11,562
7/22	$10,946	$11,868
8/22	$10,722	$11,608
9/22	$10,364	$11,162
10/22	$10,298	$11,069
11/22	$10,740	$11,587
12/22	$10,763	$11,620
1/23	$11,057	$11,954
2/23	$10,803	$11,684
3/23	$11,020	$11,943
4/23	$11,001	$11,916
5/23	$10,887	$11,812
6/23	$10,970	$11,931
7/23	$11,001	$11,978
8/23	$10,873	$11,805
9/23	$10,594	$11,459
10/23	$10,467	$11,362
11/23	$11,101	$12,083
12/23	$11,355	$12,364
1/24	$11,338	$12,301
2/24	$11,344	$12,317
3/24	$11,334	$12,316
4/24	$11,222	$12,164
5/24	$11,190	$12,128
6/24	$11,375	$12,314
7/24	$11,486	$12,426
8/24	$11,582	$12,524
9/24	$11,694	$12,648
10/24	$11,506	$12,464
11/24	$11,693	$12,679
12/24	$11,540	$12,494

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	1.65%	0.58%	1.78%
Class A with 3.25% Maximum Sales Charge	(1.66)%	(0.08)%	1.44%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$421,917,873
# of Portfolio Holdings	233
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$963,907

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.1%
Lease Rev./Cert. of Participation	3.9%
Electric Utilities	4.7%
Special Tax Revenue	4.8%
Transportation	6.0%
Water and Sewer	6.0%
Other Revenue	7.0%
Education	7.0%
Hospital	11.1%
General Obligations	17.8%
Housing	22.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

AAA
16.2%
AA
49.9%
A
20.1%
BBB
9.7%
BB
2.9%
B
0.4%
Not Rated
0.8%

Value	Value
Not Rated	0.8%
B	0.4%
BB	2.9%
BBB	9.7%
A	20.1%
AA	49.9%
AAA	16.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

CTTLX-TSR-AR

Calvert Responsible Municipal Income Fund

Class C CTTCX

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about the Calvert Responsible Municipal Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.50%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An underweight exposure to bonds with 22 years or more remaining to maturity hurt returns as longer-maturity bonds generally outperformed shorter-maturity bonds

↓ Security selections and an underweight exposure to the transportation sector, which outperformed the Index during the period, hurt Index-relative returns

↓ An overweight exposure to bonds with 4% coupon rates detracted from Fund performance relative to the Index during the period

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds, contributed to Index-relative returns

↑ Security selections and an overweight exposure to the industrial development revenue sector contributed to Index-relative performance during the period

↑ Security selections and an underweight exposure to bonds with 8-12 years remaining to maturity — the worst-performing area of the municipal bond yield curve during the period — helped Fund performance versus the Index

↑ An overweight exposure to bonds rated BBB and below helped returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index
7/15	$10,000	$10,000
8/15	$10,073	$10,077
9/15	$10,115	$10,150
10/15	$10,149	$10,191
11/15	$10,211	$10,231
12/15	$10,303	$10,303
1/16	$10,378	$10,426
2/16	$10,341	$10,443
3/16	$10,396	$10,476
4/16	$10,477	$10,553
5/16	$10,511	$10,581
6/16	$10,651	$10,750
7/16	$10,610	$10,756
8/16	$10,635	$10,771
9/16	$10,553	$10,717
10/16	$10,439	$10,604
11/16	$10,028	$10,209
12/16	$10,175	$10,329
1/17	$10,192	$10,397
2/17	$10,236	$10,469
3/17	$10,273	$10,492
4/17	$10,336	$10,568
5/17	$10,485	$10,736
6/17	$10,469	$10,697
7/17	$10,518	$10,784
8/17	$10,573	$10,866
9/17	$10,529	$10,810
10/17	$10,543	$10,837
11/17	$10,500	$10,779
12/17	$10,607	$10,892
1/18	$10,473	$10,763
2/18	$10,439	$10,731
3/18	$10,469	$10,771
4/18	$10,430	$10,732
5/18	$10,520	$10,855
6/18	$10,513	$10,864
7/18	$10,523	$10,891
8/18	$10,526	$10,919
9/18	$10,471	$10,848
10/18	$10,392	$10,781
11/18	$10,488	$10,901
12/18	$10,587	$11,031
1/19	$10,649	$11,115
2/19	$10,699	$11,174
3/19	$10,849	$11,351
4/19	$10,885	$11,393
5/19	$11,028	$11,550
6/19	$11,063	$11,593
7/19	$11,144	$11,686
8/19	$11,333	$11,871
9/19	$11,242	$11,776
10/19	$11,225	$11,797
11/19	$11,229	$11,826
12/19	$11,253	$11,862
1/20	$11,469	$12,076
2/20	$11,624	$12,231
3/20	$11,220	$11,788
4/20	$11,078	$11,640
5/20	$11,430	$12,010
6/20	$11,450	$12,109
7/20	$11,621	$12,313
8/20	$11,536	$12,255
9/20	$11,522	$12,258
10/20	$11,471	$12,221
11/20	$11,620	$12,405
12/20	$11,657	$12,481
1/21	$11,687	$12,560
2/21	$11,463	$12,361
3/21	$11,493	$12,437
4/21	$11,572	$12,541
5/21	$11,595	$12,579
6/21	$11,619	$12,613
7/21	$11,704	$12,718
8/21	$11,658	$12,671
9/21	$11,550	$12,580
10/21	$11,517	$12,543
11/21	$11,596	$12,650
12/21	$11,592	$12,670
1/22	$11,274	$12,323
2/22	$11,203	$12,279
3/22	$10,866	$11,881
4/22	$10,565	$11,552
5/22	$10,668	$11,724
6/22	$10,537	$11,532
7/22	$10,775	$11,837
8/22	$10,547	$11,577
9/22	$10,189	$11,133
10/22	$10,125	$11,040
11/22	$10,545	$11,557
12/22	$10,561	$11,590
1/23	$10,843	$11,923
2/23	$10,587	$11,653
3/23	$10,793	$11,912
4/23	$10,768	$11,884
5/23	$10,650	$11,782
6/23	$10,724	$11,900
7/23	$10,748	$11,947
8/23	$10,616	$11,775
9/23	$10,337	$11,430
10/23	$10,206	$11,332
11/23	$10,818	$12,052
12/23	$11,059	$12,332
1/24	$11,035	$12,269
2/24	$11,034	$12,285
3/24	$11,018	$12,284
4/24	$10,902	$12,132
5/24	$10,865	$12,096
6/24	$11,037	$12,282
7/24	$11,137	$12,394
8/24	$11,224	$12,492
9/24	$11,325	$12,615
10/24	$11,135	$12,431
11/24	$11,310	$12,646
12/24	$11,286	$12,462

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since 7/15/15 (Inception)
Class C, with conversion to Class A after 8 years	0.89%	(0.17)%	1.29%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	(0.10)%	(0.17)%	1.29%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.35%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$421,917,873
# of Portfolio Holdings	233
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$963,907

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.1%
Lease Rev./Cert. of Participation	3.9%
Electric Utilities	4.7%
Special Tax Revenue	4.8%
Transportation	6.0%
Water and Sewer	6.0%
Other Revenue	7.0%
Education	7.0%
Hospital	11.1%
General Obligations	17.8%
Housing	22.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.8%
B	0.4%
BB	2.9%
BBB	9.7%
A	20.1%
AA	49.9%
AAA	16.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

CTTCX-TSR-AR

Calvert Responsible Municipal Income Fund

Class I CTTIX

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about the Calvert Responsible Municipal Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.50%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds, contributed to Index-relative returns

↑ Security selections and an overweight exposure to the industrial development revenue sector contributed to Index-relative performance during the period

↑ Security selections and an underweight exposure to bonds with 8-12 years remaining to maturity — the worst-performing area of the municipal bond yield curve during the period — helped Fund performance versus the Index

↑ An overweight exposure to bonds rated BBB and below helped returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↓ An underweight exposure to bonds with 22 years or more remaining to maturity hurt returns as longer-maturity bonds generally outperformed shorter-maturity bonds

↓ Security selections and an underweight exposure to the transportation sector, which outperformed the Index during the period, hurt Index-relative returns

↓ An overweight exposure to bonds with 4% coupon rates detracted from Fund performance relative to the Index during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index
12/14	$1,000,000	$1,000,000
1/15	$1,014,708	$1,017,724
2/15	$1,003,212	$1,007,226
3/15	$1,004,755	$1,010,134
4/15	$999,339	$1,004,835
5/15	$995,164	$1,002,059
6/15	$995,434	$1,001,145
7/15	$1,001,435	$1,008,397
8/15	$1,004,566	$1,010,377
9/15	$1,010,290	$1,017,696
10/15	$1,014,203	$1,021,742
11/15	$1,020,639	$1,025,805
12/15	$1,031,465	$1,033,012
1/16	$1,039,819	$1,045,337
2/16	$1,036,638	$1,046,982
3/16	$1,043,126	$1,050,298
4/16	$1,052,140	$1,058,021
5/16	$1,056,577	$1,060,883
6/16	$1,072,093	$1,077,760
7/16	$1,069,012	$1,078,418
8/16	$1,072,173	$1,079,873
9/16	$1,064,916	$1,074,483
10/16	$1,054,356	$1,063,211
11/16	$1,014,219	$1,023,558
12/16	$1,030,072	$1,035,574
1/17	$1,032,086	$1,042,402
2/17	$1,038,103	$1,049,640
3/17	$1,042,151	$1,051,919
4/17	$1,049,493	$1,059,551
5/17	$1,066,181	$1,076,367
6/17	$1,064,838	$1,072,507
7/17	$1,070,830	$1,081,184
8/17	$1,078,126	$1,089,412
9/17	$1,074,611	$1,083,873
10/17	$1,076,722	$1,086,519
11/17	$1,073,352	$1,080,701
12/17	$1,085,139	$1,091,996
1/18	$1,072,443	$1,079,140
2/18	$1,069,783	$1,075,916
3/18	$1,073,653	$1,079,887
4/18	$1,071,248	$1,076,033
5/18	$1,081,537	$1,088,355
6/18	$1,080,911	$1,089,284
7/18	$1,083,518	$1,091,927
8/18	$1,084,762	$1,094,732
9/18	$1,080,601	$1,087,644
10/18	$1,072,662	$1,080,947
11/18	$1,084,164	$1,092,911
12/18	$1,095,112	$1,105,996
1/19	$1,102,597	$1,114,357
2/19	$1,108,708	$1,120,323
3/19	$1,125,274	$1,138,033
4/19	$1,129,919	$1,142,310
5/19	$1,145,788	$1,158,058
6/19	$1,150,317	$1,162,335
7/19	$1,159,713	$1,171,702
8/19	$1,180,371	$1,190,184
9/19	$1,171,833	$1,180,643
10/19	$1,171,763	$1,182,759
11/19	$1,172,472	$1,185,717
12/19	$1,175,960	$1,189,337
1/20	$1,199,482	$1,210,706
2/20	$1,216,670	$1,226,318
3/20	$1,175,493	$1,181,836
4/20	$1,161,564	$1,167,004
5/20	$1,199,387	$1,204,128
6/20	$1,203,225	$1,214,038
7/20	$1,221,387	$1,234,486
8/20	$1,214,299	$1,228,693
9/20	$1,213,040	$1,228,954
10/20	$1,208,714	$1,225,262
11/20	$1,225,425	$1,243,752
12/20	$1,231,099	$1,251,329
1/21	$1,234,563	$1,259,303
2/21	$1,211,891	$1,239,294
3/21	$1,216,803	$1,246,937
4/21	$1,226,190	$1,257,396
5/21	$1,229,638	$1,261,148
6/21	$1,232,420	$1,264,611
7/21	$1,242,473	$1,275,099
8/21	$1,238,603	$1,270,420
9/21	$1,228,173	$1,261,251
10/21	$1,225,754	$1,257,563
11/21	$1,235,200	$1,268,269
12/21	$1,235,759	$1,270,315
1/22	$1,203,042	$1,235,543
2/22	$1,197,140	$1,231,116
3/22	$1,161,458	$1,191,207
4/22	$1,130,327	$1,158,259
5/22	$1,142,315	$1,175,465
6/22	$1,128,491	$1,156,213
7/22	$1,155,684	$1,186,762
8/22	$1,132,295	$1,160,752
9/22	$1,094,078	$1,116,202
10/22	$1,088,152	$1,106,919
11/22	$1,134,901	$1,158,694
12/22	$1,137,583	$1,162,011
1/23	$1,168,797	$1,195,390
2/23	$1,142,233	$1,168,360
3/23	$1,165,393	$1,194,283
4/23	$1,163,614	$1,191,554
5/23	$1,151,916	$1,181,229
6/23	$1,160,852	$1,193,061
7/23	$1,164,356	$1,197,781
8/23	$1,151,175	$1,180,538
9/23	$1,121,889	$1,145,938
10/23	$1,107,960	$1,136,186
11/23	$1,175,908	$1,208,312
12/23	$1,203,019	$1,236,396
1/24	$1,201,494	$1,230,081
2/24	$1,202,371	$1,231,661
3/24	$1,201,639	$1,231,622
4/24	$1,189,994	$1,216,369
5/24	$1,186,928	$1,212,801
6/24	$1,205,938	$1,231,391
7/24	$1,218,679	$1,242,614
8/24	$1,229,143	$1,252,414
9/24	$1,241,268	$1,264,793
10/24	$1,221,580	$1,246,350
11/24	$1,241,709	$1,267,880
12/24	$1,225,899	$1,249,421

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	1.91%	0.84%	2.06%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%
Footnote	Description
Footnote[1]	Class I performance prior to 7/15/15 is linked to Class A. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$421,917,873
# of Portfolio Holdings	233
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$963,907

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.1%
Lease Rev./Cert. of Participation	3.9%
Electric Utilities	4.7%
Special Tax Revenue	4.8%
Transportation	6.0%
Water and Sewer	6.0%
Other Revenue	7.0%
Education	7.0%
Hospital	11.1%
General Obligations	17.8%
Housing	22.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.8%
B	0.4%
BB	2.9%
BBB	9.7%
A	20.1%
AA	49.9%
AAA	16.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

CTTIX-TSR-AR

Calvert Small/Mid-Cap Fund

Class A CMPAX

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about the Calvert Small/Mid-Cap Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.15%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2500™ Index (the Index):

↓ Security selections by the Fund ― especially in the industrials sector ― detracted from returns relative to the Index during the period

↓ The Fund’s selections in the real estate and health care sectors also detracted from performance relative to the Index during the period

↓ An overweight position in Quaker Chemical Corp. hurt Index-relative returns as soft industrial demand worldwide led to declines in company sales and prices

↓ An out-of-Index position in Cooper Cos., a medical device business, detracted from Index-relative returns as the company reported lower-than-expected revenues

↑ Security selections in the consumer discretionary sector contributed to returns relative to the Index during the period

↑ An overweight exposure to the financials sector, and a lack of exposure to the poor-performing energy sector helped Index-relative returns during the period

↑ An overweight position in Dorman Products, Inc., a maker of aftermarket auto parts, helped relative returns amid strong company revenue and earnings growth

↑ An out-of-Index position in Tradeweb Markets, Inc., which operates electronic over-the-counter markets, aided returns amid the firm’s record high trading volumes

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Russell 3000® Index	Russell 2500™ Index
12/14	$10,000	$10,000	$10,000
1/15	$9,201	$9,722	$9,795
2/15	$9,800	$10,285	$10,379
3/15	$10,061	$10,180	$10,517
4/15	$9,808	$10,226	$10,333
5/15	$10,188	$10,368	$10,554
6/15	$10,213	$10,194	$10,481
7/15	$10,175	$10,365	$10,461
8/15	$9,720	$9,739	$9,842
9/15	$9,285	$9,455	$9,402
10/15	$9,576	$10,202	$9,927
11/15	$9,669	$10,258	$10,122
12/15	$9,191	$10,048	$9,710
1/16	$8,655	$9,481	$8,936
2/16	$8,754	$9,478	$8,998
3/16	$9,417	$10,145	$9,748
4/16	$9,356	$10,208	$9,892
5/16	$9,591	$10,391	$10,100
6/16	$9,580	$10,412	$10,096
7/16	$9,850	$10,825	$10,623
8/16	$9,937	$10,853	$10,708
9/16	$9,903	$10,870	$10,759
10/16	$9,648	$10,635	$10,322
11/16	$10,338	$11,111	$11,200
12/16	$10,610	$11,327	$11,418
1/17	$10,681	$11,541	$11,576
2/17	$10,987	$11,970	$11,855
3/17	$11,058	$11,978	$11,847
4/17	$11,123	$12,105	$11,938
5/17	$11,058	$12,229	$11,805
6/17	$11,299	$12,339	$12,100
7/17	$11,408	$12,572	$12,225
8/17	$11,255	$12,596	$12,123
9/17	$11,713	$12,903	$12,673
10/17	$11,815	$13,185	$12,870
11/17	$12,217	$13,585	$13,292
12/17	$12,242	$13,721	$13,337
1/18	$12,582	$14,444	$13,744
2/18	$12,123	$13,912	$13,179
3/18	$12,274	$13,633	$13,305
4/18	$12,317	$13,684	$13,337
5/18	$12,959	$14,071	$13,964
6/18	$13,110	$14,163	$14,065
7/18	$13,358	$14,633	$14,337
8/18	$13,795	$15,147	$14,952
9/18	$13,779	$15,172	$14,725
10/18	$12,571	$14,055	$13,230
11/18	$12,916	$14,336	$13,480
12/18	$11,636	$13,002	$12,003
1/19	$12,763	$14,118	$13,385
2/19	$13,455	$14,614	$14,017
3/19	$13,426	$14,828	$13,902
4/19	$13,966	$15,420	$14,389
5/19	$13,414	$14,422	$13,365
6/19	$14,307	$15,435	$14,313
7/19	$14,542	$15,664	$14,462
8/19	$14,257	$15,345	$13,884
9/19	$14,281	$15,614	$14,130
10/19	$14,275	$15,951	$14,400
11/19	$14,732	$16,557	$15,018
12/19	$14,908	$17,035	$15,336
1/20	$14,798	$17,016	$15,025
2/20	$13,577	$15,623	$13,765
3/20	$11,202	$13,475	$10,778
4/20	$12,429	$15,259	$12,346
5/20	$13,129	$16,075	$13,258
6/20	$13,209	$16,443	$13,641
7/20	$13,865	$17,376	$14,184
8/20	$14,400	$18,635	$14,827
9/20	$13,781	$17,957	$14,443
10/20	$14,084	$17,569	$14,705
11/20	$15,638	$19,707	$17,100
12/20	$16,818	$20,593	$18,402
1/21	$16,635	$20,501	$18,853
2/21	$17,614	$21,142	$20,083
3/21	$18,214	$21,900	$20,413
4/21	$18,902	$23,029	$21,229
5/21	$18,927	$23,134	$21,273
6/21	$18,946	$23,705	$21,524
7/21	$19,041	$24,105	$21,147
8/21	$19,098	$24,793	$21,627
9/21	$18,365	$23,681	$20,947
10/21	$19,306	$25,282	$21,974
11/21	$18,744	$24,897	$21,057
12/21	$19,992	$25,877	$21,748
1/22	$18,579	$24,355	$19,938
2/22	$19,088	$23,741	$20,162
3/22	$18,952	$24,512	$20,483
4/22	$17,560	$22,312	$18,738
5/22	$17,136	$22,282	$18,801
6/22	$16,017	$20,418	$17,005
7/22	$17,380	$22,333	$18,764
8/22	$16,526	$21,500	$18,265
9/22	$15,170	$19,506	$16,526
10/22	$16,620	$21,106	$18,111
11/22	$17,201	$22,208	$18,876
12/22	$16,576	$20,907	$17,753
1/23	$17,990	$22,347	$19,528
2/23	$17,862	$21,825	$19,070
3/23	$17,727	$22,408	$18,355
4/23	$17,765	$22,647	$18,115
5/23	$17,020	$22,735	$17,798
6/23	$18,066	$24,288	$19,314
7/23	$18,615	$25,158	$20,274
8/23	$18,020	$24,673	$19,478
9/23	$16,937	$23,497	$18,390
10/23	$16,088	$22,875	$17,273
11/23	$17,562	$25,008	$18,828
12/23	$18,805	$26,334	$20,846
1/24	$18,495	$26,626	$20,301
2/24	$19,380	$28,067	$21,405
3/24	$20,084	$28,973	$22,289
4/24	$18,805	$27,698	$20,796
5/24	$19,358	$29,006	$21,661
6/24	$19,146	$29,904	$21,336
7/24	$20,100	$30,460	$22,921
8/24	$20,531	$31,123	$22,862
9/24	$20,652	$31,767	$23,203
10/24	$20,153	$31,534	$22,987
11/24	$22,257	$33,632	$25,250
12/24	$20,737	$32,604	$23,347

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class A	10.25%	6.81%	8.14%
Class A with 5.25% Maximum Sales Charge	4.45%	5.66%	7.56%
Russell 3000® Index	23.81%	13.85%	12.53%
Russell 2500™ Index	12.00%	8.76%	8.84%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Russell 3000® Index effective May 1, 2024.
Footnote[2]	Performance prior to September 16, 2023 is that of Eaton Vance Special Equities Fund (the Predecessor Fund). The Fund acquired the performance history of the Predecessor Fund as part of a reorganization that took place at the close of business on September 15, 2023.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$32,570,131
# of Portfolio Holdings	77
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$222,219

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Industrials
26.8%
Financials
21.2%
Consumer Discretionary
14.2%
Information Technology
10.5%
Health Care
9.1%
Real Estate
6.0%
Materials
4.8%
Consumer Staples
3.8%
Utilities
1.8%
Short-Term Investments
1.3%
Communication Services
0.5%

Value	Value
Communication Services	0.5%
Short-Term Investments	1.3%
Utilities	1.8%
Consumer Staples	3.8%
Materials	4.8%
Real Estate	6.0%
Health Care	9.1%
Information Technology	10.5%
Consumer Discretionary	14.2%
Financials	21.2%
Industrials	26.8%

Top Ten Holdings (% of total investments)Footnote Referencea

CBIZ, Inc.	3.0%
Wyndham Hotels & Resorts, Inc.	2.9%
Commerce Bancshares, Inc.	2.8%
AptarGroup, Inc.	2.7%
Dorman Products, Inc.	2.6%
Tradeweb Markets, Inc., Class A	2.5%
Core & Main, Inc., Class A	2.4%
Equity LifeStyle Properties, Inc.	2.3%
Addus HomeCare Corp.	2.2%
First Financial Bankshares, Inc.	2.0%
Total	25.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

CMPAX-TSR-AR

Calvert Small/Mid-Cap Fund

Class C CMPCX

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about the Calvert Small/Mid-Cap Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$199	1.90%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2500™ Index (the Index):

↓ Security selections by the Fund ― especially in the industrials sector ― detracted from returns relative to the Index during the period

↓ The Fund’s selections in the real estate and health care sectors also detracted from performance relative to the Index during the period

↓ An overweight position in Quaker Chemical Corp. hurt Index-relative returns as soft industrial demand worldwide led to declines in company sales and prices

↓ An out-of-Index position in Cooper Cos., a medical device business, detracted from Index-relative returns as the company reported lower-than-expected revenues

↑ Security selections in the consumer discretionary sector contributed to returns relative to the Index during the period

↑ An overweight exposure to the financials sector, and a lack of exposure to the poor-performing energy sector helped Index-relative returns during the period

↑ An overweight position in Dorman Products, Inc., a maker of aftermarket auto parts, helped relative returns amid strong company revenue and earnings growth

↑ An out-of-Index position in Tradeweb Markets, Inc., which operates electronic over-the-counter markets, aided returns amid the firm’s record high trading volumes

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Russell 3000® Index	Russell 2500™ Index
12/14	$10,000	$10,000	$10,000
1/15	$9,704	$9,722	$9,795
2/15	$10,329	$10,285	$10,379
3/15	$10,596	$10,180	$10,517
4/15	$10,329	$10,226	$10,333
5/15	$10,715	$10,368	$10,554
6/15	$10,734	$10,194	$10,481
7/15	$10,691	$10,365	$10,461
8/15	$10,205	$9,739	$9,842
9/15	$9,742	$9,455	$9,402
10/15	$10,043	$10,202	$9,927
11/15	$10,134	$10,258	$10,122
12/15	$9,632	$10,048	$9,710
1/16	$9,063	$9,481	$8,936
2/16	$9,160	$9,478	$8,998
3/16	$9,846	$10,145	$9,748
4/16	$9,771	$10,208	$9,892
5/16	$10,018	$10,391	$10,100
6/16	$10,000	$10,412	$10,096
7/16	$10,276	$10,825	$10,623
8/16	$10,354	$10,853	$10,708
9/16	$10,315	$10,870	$10,759
10/16	$10,044	$10,635	$10,322
11/16	$10,751	$11,111	$11,200
12/16	$11,035	$11,327	$11,418
1/17	$11,098	$11,541	$11,576
2/17	$11,410	$11,970	$11,855
3/17	$11,474	$11,978	$11,847
4/17	$11,537	$12,105	$11,938
5/17	$11,462	$12,229	$11,805
6/17	$11,704	$12,339	$12,100
7/17	$11,806	$12,572	$12,225
8/17	$11,642	$12,596	$12,123
9/17	$12,110	$12,903	$12,673
10/17	$12,210	$13,185	$12,870
11/17	$12,614	$13,585	$13,292
12/17	$12,630	$13,721	$13,337
1/18	$12,973	$14,444	$13,744
2/18	$12,493	$13,912	$13,179
3/18	$12,642	$13,633	$13,305
4/18	$12,680	$13,684	$13,337
5/18	$13,329	$14,071	$13,964
6/18	$13,479	$14,163	$14,065
7/18	$13,723	$14,633	$14,337
8/18	$14,160	$15,147	$14,952
9/18	$14,135	$15,172	$14,725
10/18	$12,892	$14,055	$13,230
11/18	$13,236	$14,336	$13,480
12/18	$11,915	$13,002	$12,003
1/19	$13,056	$14,118	$13,385
2/19	$13,765	$14,614	$14,017
3/19	$13,723	$14,828	$13,902
4/19	$14,266	$15,420	$14,389
5/19	$13,696	$14,422	$13,365
6/19	$14,596	$15,435	$14,313
7/19	$14,830	$15,664	$14,462
8/19	$14,532	$15,345	$13,884
9/19	$14,546	$15,614	$14,130
10/19	$14,532	$15,951	$14,400
11/19	$14,984	$16,557	$15,018
12/19	$15,148	$17,035	$15,336
1/20	$15,033	$17,016	$15,025
2/20	$13,781	$15,623	$13,765
3/20	$11,365	$13,475	$10,778
4/20	$12,602	$15,259	$12,346
5/20	$13,304	$16,075	$13,258
6/20	$13,376	$16,443	$13,641
7/20	$14,034	$17,376	$14,184
8/20	$14,564	$18,635	$14,827
9/20	$13,927	$17,957	$14,443
10/20	$14,227	$17,569	$14,705
11/20	$15,784	$19,707	$17,100
12/20	$16,966	$20,593	$18,402
1/21	$16,771	$20,501	$18,853
2/21	$17,744	$21,142	$20,083
3/21	$18,343	$21,900	$20,413
4/21	$19,024	$23,029	$21,229
5/21	$19,032	$23,134	$21,273
6/21	$19,039	$23,705	$21,524
7/21	$19,129	$24,105	$21,147
8/21	$19,166	$24,793	$21,627
9/21	$18,425	$23,681	$20,947
10/21	$19,353	$25,282	$21,974
11/21	$18,785	$24,897	$21,057
12/21	$20,023	$25,877	$21,748
1/22	$18,593	$24,355	$19,938
2/22	$19,090	$23,741	$20,162
3/22	$18,942	$24,512	$20,483
4/22	$17,538	$22,312	$18,738
5/22	$17,110	$22,282	$18,801
6/22	$15,977	$20,418	$17,005
7/22	$17,328	$22,333	$18,764
8/22	$16,465	$21,500	$18,265
9/22	$15,105	$19,506	$16,526
10/22	$16,535	$21,106	$18,111
11/22	$17,102	$22,208	$18,876
12/22	$16,473	$20,907	$17,753
1/23	$17,868	$22,347	$19,528
2/23	$17,730	$21,825	$19,070
3/23	$17,582	$22,408	$18,355
4/23	$17,610	$22,647	$18,115
5/23	$16,861	$22,735	$17,798
6/23	$17,887	$24,288	$19,314
7/23	$18,413	$25,158	$20,274
8/23	$17,813	$24,673	$19,478
9/23	$16,732	$23,497	$18,390
10/23	$15,882	$22,875	$17,273
11/23	$17,332	$25,008	$18,828
12/23	$18,546	$26,334	$20,846
1/24	$18,229	$26,626	$20,301
2/24	$19,086	$28,067	$21,405
3/24	$19,766	$28,973	$22,289
4/24	$18,499	$27,698	$20,796
5/24	$19,030	$29,006	$21,661
6/24	$18,807	$29,904	$21,336
7/24	$19,729	$30,460	$22,921
8/24	$20,139	$31,123	$22,862
9/24	$20,250	$31,767	$23,203
10/24	$19,747	$31,534	$22,987
11/24	$21,797	$33,632	$25,250
12/24	$20,292	$32,604	$23,347

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	9.41%	6.01%	7.33%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	8.41%	6.01%	7.33%
Russell 3000® Index	23.81%	13.85%	12.53%
Russell 2500™ Index	12.00%	8.76%	8.84%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Russell 3000® Index effective May 1, 2024.
Footnote[2]	Performance prior to September 16, 2023 is that of Eaton Vance Special Equities Fund (the Predecessor Fund). The Fund acquired the performance history of the Predecessor Fund as part of a reorganization that took place at the close of business on September 15, 2023.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$32,570,131
# of Portfolio Holdings	77
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$222,219

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.5%
Short-Term Investments	1.3%
Utilities	1.8%
Consumer Staples	3.8%
Materials	4.8%
Real Estate	6.0%
Health Care	9.1%
Information Technology	10.5%
Consumer Discretionary	14.2%
Financials	21.2%
Industrials	26.8%

Top Ten Holdings (% of total investments)Footnote Referencea

CBIZ, Inc.	3.0%
Wyndham Hotels & Resorts, Inc.	2.9%
Commerce Bancshares, Inc.	2.8%
AptarGroup, Inc.	2.7%
Dorman Products, Inc.	2.6%
Tradeweb Markets, Inc., Class A	2.5%
Core & Main, Inc., Class A	2.4%
Equity LifeStyle Properties, Inc.	2.3%
Addus HomeCare Corp.	2.2%
First Financial Bankshares, Inc.	2.0%
Total	25.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

CMPCX-TSR-AR

Calvert Small/Mid-Cap Fund

Class I CMCIX

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about the Calvert Small/Mid-Cap Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	0.90%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2500™ Index (the Index):

↓ Security selections by the Fund ― especially in the industrials sector ― detracted from returns relative to the Index during the period

↓ The Fund’s selections in the real estate and health care sectors also detracted from performance relative to the Index during the period

↓ An overweight position in Quaker Chemical Corp. hurt Index-relative returns as soft industrial demand worldwide led to declines in company sales and prices

↓ An out-of-Index position in Cooper Cos., a medical device business, detracted from Index-relative returns as the company reported lower-than-expected revenues

↑ Security selections in the consumer discretionary sector contributed to returns relative to the Index during the period

↑ An overweight exposure to the financials sector, and a lack of exposure to the poor-performing energy sector helped Index-relative returns during the period

↑ An overweight position in Dorman Products, Inc., a maker of aftermarket auto parts, helped relative returns amid strong company revenue and earnings growth

↑ An out-of-Index position in Tradeweb Markets, Inc., which operates electronic over-the-counter markets, aided returns amid the firm’s record high trading volumes

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Russell 3000® Index	Russell 2500™ Index
12/14	$1,000,000	$1,000,000	$1,000,000
1/15	$971,328	$972,168	$979,512
2/15	$1,034,407	$1,028,458	$1,037,911
3/15	$1,062,638	$1,018,003	$1,051,688
4/15	$1,036,171	$1,022,607	$1,033,267
5/15	$1,076,312	$1,036,751	$1,055,416
6/15	$1,079,400	$1,019,406	$1,048,088
7/15	$1,075,430	$1,036,456	$1,046,141
8/15	$1,027,790	$973,886	$984,199
9/15	$981,914	$945,507	$940,169
10/15	$1,012,792	$1,020,188	$992,710
11/15	$1,022,938	$1,025,843	$1,012,208
12/15	$973,028	$1,004,788	$970,987
1/16	$916,080	$948,092	$893,564
2/16	$926,880	$947,787	$899,841
3/16	$997,084	$1,014,517	$974,800
4/16	$990,701	$1,020,804	$989,177
5/16	$1,016,230	$1,039,067	$1,010,032
6/16	$1,015,132	$1,041,203	$1,009,627
7/16	$1,044,351	$1,082,526	$1,062,281
8/16	$1,053,419	$1,085,287	$1,070,753
9/16	$1,049,893	$1,086,993	$1,075,886
10/16	$1,023,192	$1,063,475	$1,032,217
11/16	$1,096,241	$1,111,068	$1,120,029
12/16	$1,125,696	$1,132,748	$1,141,774
1/17	$1,133,564	$1,154,069	$1,157,618
2/17	$1,166,086	$1,196,991	$1,185,505
3/17	$1,173,955	$1,197,805	$1,184,664
4/17	$1,181,298	$1,210,501	$1,193,804
5/17	$1,174,479	$1,222,890	$1,180,458
6/17	$1,200,182	$1,233,926	$1,209,950
7/17	$1,212,052	$1,257,191	$1,222,479
8/17	$1,196,132	$1,259,613	$1,212,335
9/17	$1,244,954	$1,290,333	$1,267,319
10/17	$1,256,098	$1,318,490	$1,286,962
11/17	$1,299,082	$1,358,527	$1,329,241
12/17	$1,301,652	$1,372,105	$1,333,714
1/18	$1,338,729	$1,444,429	$1,374,391
2/18	$1,289,854	$1,391,188	$1,317,873
3/18	$1,306,146	$1,363,261	$1,330,523
4/18	$1,311,202	$1,368,443	$1,333,676
5/18	$1,379,739	$1,407,074	$1,396,390
6/18	$1,396,031	$1,416,276	$1,406,480
7/18	$1,422,435	$1,463,277	$1,433,693
8/18	$1,469,625	$1,514,664	$1,495,188
9/18	$1,467,939	$1,517,171	$1,472,534
10/18	$1,339,853	$1,405,458	$1,323,037
11/18	$1,376,369	$1,433,607	$1,348,025
12/18	$1,240,798	$1,300,182	$1,200,315
1/19	$1,361,033	$1,411,782	$1,338,505
2/19	$1,435,493	$1,461,433	$1,401,720
3/19	$1,432,441	$1,482,773	$1,390,175
4/19	$1,489,812	$1,541,983	$1,438,889
5/19	$1,431,831	$1,442,198	$1,336,516
6/19	$1,527,652	$1,543,493	$1,431,337
7/19	$1,552,676	$1,566,437	$1,446,225
8/19	$1,522,514	$1,534,505	$1,388,370
9/19	$1,525,595	$1,561,437	$1,412,983
10/19	$1,525,595	$1,595,050	$1,440,033
11/19	$1,574,271	$1,655,680	$1,501,838
12/19	$1,593,221	$1,703,486	$1,533,595
1/20	$1,581,754	$1,701,625	$1,502,457
2/20	$1,451,799	$1,562,308	$1,376,474
3/20	$1,198,260	$1,347,463	$1,077,783
4/20	$1,329,489	$1,525,921	$1,234,611
5/20	$1,404,659	$1,607,525	$1,325,804
6/20	$1,413,577	$1,644,276	$1,364,094
7/20	$1,484,288	$1,737,643	$1,418,449
8/20	$1,541,725	$1,863,526	$1,482,670
9/20	$1,475,531	$1,795,673	$1,444,336
10/20	$1,508,307	$1,756,917	$1,470,493
11/20	$1,675,396	$1,970,651	$1,710,042
12/20	$1,802,013	$2,059,307	$1,840,211
1/21	$1,782,975	$2,050,147	$1,885,303
2/21	$1,888,010	$2,114,229	$2,008,296
3/21	$1,953,001	$2,190,009	$2,041,326
4/21	$2,026,526	$2,302,902	$2,122,878
5/21	$2,029,808	$2,313,415	$2,127,275
6/21	$2,032,434	$2,370,461	$2,152,419
7/21	$2,042,937	$2,410,547	$2,114,716
8/21	$2,049,502	$2,479,291	$2,162,718
9/21	$1,971,382	$2,368,050	$2,094,697
10/21	$2,072,479	$2,528,189	$2,197,405
11/21	$2,013,396	$2,489,706	$2,105,733
12/21	$2,147,745	$2,587,747	$2,174,800
1/22	$1,996,244	$2,435,494	$1,993,780
2/22	$2,051,201	$2,374,146	$2,016,236
3/22	$2,037,090	$2,451,154	$2,048,293
4/22	$1,887,817	$2,231,182	$1,873,773
5/22	$1,842,516	$2,228,191	$1,880,099
6/22	$1,722,206	$2,041,783	$1,700,472
7/22	$1,869,994	$2,233,339	$1,876,415
8/22	$1,777,905	$2,149,993	$1,826,539
9/22	$1,632,346	$1,950,626	$1,652,559
10/22	$1,789,045	$2,110,589	$1,811,110
11/22	$1,852,170	$2,220,753	$1,887,569
12/22	$1,784,598	$2,090,721	$1,775,306
1/23	$1,938,430	$2,234,714	$1,952,810
2/23	$1,923,668	$2,182,483	$1,906,978
3/23	$1,909,683	$2,240,841	$1,835,494
4/23	$1,914,345	$2,264,715	$1,811,548
5/23	$1,835,098	$2,273,527	$1,779,784
6/23	$1,947,753	$2,428,776	$1,931,398
7/23	$2,006,799	$2,515,839	$2,027,420
8/23	$1,943,091	$2,467,274	$1,947,819
9/23	$1,826,552	$2,349,748	$1,839,037
10/23	$1,735,652	$2,287,459	$1,727,339
11/23	$1,895,699	$2,500,760	$1,882,832
12/23	$2,030,362	$2,633,405	$2,084,622
1/24	$1,996,744	$2,662,591	$2,030,097
2/24	$2,092,906	$2,806,718	$2,140,526
3/24	$2,169,524	$2,897,256	$2,228,867
4/24	$2,031,143	$2,769,771	$2,079,550
5/24	$2,091,343	$2,900,635	$2,166,051
6/24	$2,069,452	$2,990,431	$2,133,592
7/24	$2,172,651	$3,046,020	$2,292,108
8/24	$2,219,560	$3,112,328	$2,286,216
9/24	$2,233,632	$3,176,709	$2,320,253
10/24	$2,179,687	$3,153,381	$2,298,725
11/24	$2,407,194	$3,363,157	$2,524,959
12/24	$2,243,120	$3,260,361	$2,334,673

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class I	10.48%	7.07%	8.41%
Russell 3000® Index	23.81%	13.85%	12.53%
Russell 2500™ Index	12.00%	8.76%	8.84%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Russell 3000® Index effective May 1, 2024.
Footnote[2]	Performance prior to September 16, 2023 is that of Eaton Vance Special Equities Fund (the Predecessor Fund). The Fund acquired the performance history of the Predecessor Fund as part of a reorganization that took place at the close of business on September 15, 2023.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$32,570,131
# of Portfolio Holdings	77
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$222,219

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.5%
Short-Term Investments	1.3%
Utilities	1.8%
Consumer Staples	3.8%
Materials	4.8%
Real Estate	6.0%
Health Care	9.1%
Information Technology	10.5%
Consumer Discretionary	14.2%
Financials	21.2%
Industrials	26.8%

Top Ten Holdings (% of total investments)Footnote Referencea

CBIZ, Inc.	3.0%
Wyndham Hotels & Resorts, Inc.	2.9%
Commerce Bancshares, Inc.	2.8%
AptarGroup, Inc.	2.7%
Dorman Products, Inc.	2.6%
Tradeweb Markets, Inc., Class A	2.5%
Core & Main, Inc., Class A	2.4%
Equity LifeStyle Properties, Inc.	2.3%
Addus HomeCare Corp.	2.2%
First Financial Bankshares, Inc.	2.0%
Total	25.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

CMCIX-TSR-AR

Item 2.	Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-368-2745. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3.	Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that Edward Ramos, an “independent” Trustee serving on the registrant’s audit committee, is an “audit committee financial expert,” as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services

(a)-(d)

The various Series comprising the Trust have differing fiscal year ends (September 30 and December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by its principal accountant for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/23	%*	12/31/23	%*	9/30/24	%*	12/31/24	%*
Audit Fees	$96,800	0%	$145,400	0%	$103,800	0%	$125,300	0%
Audit-Related Fees(1)	$0	0%	$0	0%	$0	0%	$0	0%
Tax Fees(2)	$0	0%	$0	0%	$0	0%	$0	0%
All Other Fees(3)	$0	0%	$0	0%	$0	0%	$0	0%

Total	$96,800	0%	$145,400	0%	$103,800	0%	$125,300	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve).
(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e) The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors. The Committee may delegate its authority to pre-approve certain matters to one or more of its members. In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance. In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment adviser in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of each Series:

Fiscal Year ended 9/30/23		Fiscal Year ended 12/31/23		Fiscal Year ended 9/30/24		Fiscal Year ended 12/31/24
$	%*	$	%*	$	%*	$	%*
$0	0%	$52,836	0%	$18,490	0%	$18,490	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

Calvert
Flexible Bond Fund
Annual Financial Statements and
Additional Information
December 31, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2024
Calvert
Flexible Bond Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Flexible Bond Fund
December 31, 2024
Schedule of Investments

Asset-Backed Securities — 12.4%

Security	Principal Amount* (000's omitted)		Value
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)		1,326	$ 1,317,370
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)		1,005	993,724
Cloud Capital Holdco LP, Series 2024-2A, Class A2, 5.923%, 11/22/49(1)		2,115	2,104,586
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		1,329	1,197,129
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	1,500	998,487
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class B, 3.79%, 12/26/51(1)		1,315	1,243,184
Conn's Receivables Funding LLC, Series 2023-A, Class B, 10.00%, 1/17/28(1)		336	337,493
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)		292	271,476
Driven Brands Funding LLC:
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)		2,627	2,605,569
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)		278	271,725
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)		1,524	1,531,043
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		1,373	1,354,009
Harvest SBA Loan Trust, Series 2024-1, Class A, 6.975%, (30-day average SOFR + 2.25%), 12/25/51(1)(2)		1,722	1,725,487
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)		1,975	1,918,664
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)		402	397,289
Lendbuzz Securitization Trust, Series 2024-3A, Class C, 5.90%, 11/15/31(1)		1,400	1,386,486
Loanpal Solar Loan Ltd.:
Series 2020-1GS, Class C, 2.00%, 6/20/47(1)		914	659,525
Series 2020-2GF, Class A, 2.75%, 7/20/47(1)		907	739,401
Series 2021-1GS, Class A, 2.29%, 1/20/48(1)		746	590,049
Lunar Aircraft Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)		69	67,130
MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class B, 7.59%, 4/20/54(1)		1,123	1,156,303
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)		2,066	1,469,383
Mosaic Solar Loan Trust:
Series 2019-2A, Class A, 2.88%, 9/20/40(1)		1,514	1,328,549
Series 2019-2A, Class B, 3.28%, 9/20/40(1)		251	223,460
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		507	433,262
Series 2020-2A, Class B, 2.21%, 8/20/46(1)		130	104,680
Series 2021-3A, Class C, 1.77%, 6/20/52(1)		1,411	981,427
Series 2021-3A, Class D, 3.28%, 6/20/52(1)		561	384,293
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		1,510	398,089
Security	Principal Amount* (000's omitted)		Value
Navigator Aviation Ltd.:
Series 2024-1, Class A, 5.40%, 8/15/49(1)		1,237	$ 1,210,021
Series 2024-1, Class B, 6.09%, 8/15/49(1)		770	745,892
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		3,006	2,774,411
Series 2022-1A, Class A2, 3.695%, 1/30/52(1)		222	201,460
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)		1,806	1,743,054
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		535	512,903
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)		1,550	1,561,169
Oportun Funding Trust, Series 2024-3, Class B, 5.48%, 8/15/29(1)		715	715,346
Oportun Issuance Trust:
Series 2021-C, Class B, 2.67%, 10/8/31(1)		2,639	2,569,481
Series 2021-C, Class C, 3.61%, 10/8/31(1)		1,520	1,481,500
Series 2022-2, Class C, 9.36%, 10/9/29(1)		962	964,167
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)		106	104,853
Series 2021-3, Class C, 3.27%, 5/15/29(1)		1,838	1,748,885
Series 2021-5, Class C, 3.93%, 8/15/29(1)		922	896,527
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		513	473,031
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)		2,184	2,197,367
Prodigy Finance, Series 2021-1A, Class C, 8.202%, (1 mo. SOFR + 3.864%), 7/25/51(1)(2)		224	226,992
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	1,452	1,003,662
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		964	879,542
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		403	342,403
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)		1,616	1,571,717
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		1,305	1,260,282
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/46(1)		465	447,457
Stream Innovations Issuer Trust, Series 2024-1A, Class B, 7.89%, 7/15/44(1)		1,220	1,272,858
Subway Funding LLC, Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)		1,679	1,638,470
Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)		1,209	685,193
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)		1,069	998,485
Sunnova Sol II Issuer LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)		557	414,724
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)		3,228	2,634,922
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		129	120,734
Theorem Funding Trust:
Series 2022-2A, Class B, 9.27%, 12/15/28(1)		3,395	3,495,211

1
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2024
Schedule of Investments — continued

Security	Principal Amount* (000's omitted)	Value
Theorem Funding Trust: (continued)
Series 2022-3A, Class B, 8.95%, 4/15/29(1)	2,170	$ 2,235,874
Tricolor Auto Securitization Trust, Series 2024-3A, Class A, 5.22%, 6/15/28(1)	1,565	1,569,482
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	820	748,978
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)	635	660,113
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)	1,116	1,070,802
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	202	189,369
Series 2020-A, Class C, 6.657%, 3/15/45(1)	96	94,818
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.00%, 10/15/48(1)	581	602,554
Total Asset-Backed Securities (identified cost $76,268,158)		$72,253,981

Collateralized Mortgage Obligations — 6.6%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2021-3A, Class M1B, 5.969%, (30-day SOFR Average + 1.40%), 9/25/31(1)(2)	$991	$ 993,816
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	807	773,309
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(3)	2,277	2,280,102
Champs Trust:
Series 2024-1, Class A, 8.39%, 7/25/59(1)	1,327	1,373,791
Series 2024-2, Class A, 8.79% to 9/25/27, 11/25/59(1)(3)	1,397	1,455,415
Series 2024-3, Class A, 10.262%, 1/25/60(1)	1,497	1,551,769
Eagle Re Ltd., Series 2021-2, Class M1C, 8.019%, (30-day SOFR Average + 3.45%), 4/25/34(1)(2)	811	822,353
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	82	81,585
Series 5402, Class BZ, 6.00%, 4/25/54	308	307,209
Series 5413, Class MZ, 6.00%, 5/25/54	604	600,530
Series 5483, Class FB, 5.999%, (30-day SOFR Average + 1.43%), 12/25/54(2)	3,128	3,132,573
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 12.833%, (30-day SOFR Average + 8.264%), 7/25/49(1)(2)	1,270	1,477,361
Series 2020-DNA6, Class B1, 7.569%, (30-day SOFR Average + 3.00%), 12/25/50(1)(2)	275	298,853
Series 2021-DNA2, Class B1, 7.969%, (30-day SOFR Average + 3.40%), 8/25/33(1)(2)	815	920,643
Series 2021-DNA2, Class B2, 10.569%, (30-day SOFR Average + 6.00%), 8/25/33(1)(2)	910	1,085,703
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 9.033%, (30-day SOFR Average + 4.464%), 7/25/31(1)(2)	$747	$ 807,615
Series 2019-R03, Class 1B1, 8.783%, (30-day SOFR Average + 4.214%), 9/25/31(1)(2)	643	684,983
Series 2019-R05, Class 1B1, 8.783%, (30-day SOFR Average + 4.214%), 7/25/39(1)(2)	894	935,605
Series 2019-R06, Class 2B1, 8.433%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	1,449	1,509,887
Series 2019-R07, Class 1B1, 8.083%, (30-day SOFR Average + 3.514%), 10/25/39(1)(2)	1,349	1,402,660
Series 2020-R02, Class 2B1, 7.683%, (30-day SOFR Average + 3.114%), 1/25/40(1)(2)	494	507,953
Series 2021-R01, Class 1B2, 10.569%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	2,287	2,427,681
Series 2021-R02, Class 2B1, 7.869%, (30-day SOFR Average + 3.30%), 11/25/41(1)(2)	180	186,221
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	331	335,944
Series 2023-84, Class MW, 6.00%, 6/20/53	349	354,053
Series 2023-98, Class BW, 6.00%, 7/20/53	385	390,703
Series 2023-99, Class AL, 6.00%, 7/20/53	385	390,667
Series 2023-102, Class SG, 5.386%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(4)	429	422,561
Series 2023-133, Class S, 7.786%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(4)	913	952,893
Series 2023-164, Class EL, 6.00%, 11/20/53	450	457,133
Series 2023-173, Class AX, 6.00%, 11/20/53	395	399,506
Series 2024-44, Class LM, 6.00%, 3/20/54	1,634	1,656,227
Series 2024-46, Class AL, 6.00%, 3/20/54	406	410,185
Home Re Ltd., Series 2021-1, Class M2, 7.525%, (30-day SOFR Average + 2.964%), 7/25/33(1)(2)	1,020	1,029,792
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(3)	475	481,028
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(3)	485	493,517
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(3)	440	448,721
Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(1)(3)	1,275	1,290,355
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(3)	870	881,253
PNMAC GMSR Issuer Trust:
Series 2021-FT1, Class A, 7.454%, (1 mo. SOFR + 3.115%), 3/25/26(1)(2)	500	502,391
Series 2024-GT1, Class A, 7.539%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	1,095	1,110,268
Triangle Re Ltd., Series 2021-3, Class B1, 9.519%, (30-day SOFR Average + 4.95%), 2/25/34(1)(2)	1,152	1,186,057
Total Collateralized Mortgage Obligations (identified cost $37,859,804)		$38,810,871

2
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2024
Schedule of Investments — continued

Commercial Mortgage-Backed Securities — 5.3%

Security	Principal Amount* (000’s omitted)		Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(5)		3,865	$ 2,008,334
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(5)		1,555	327,280
BPR Commercial Mortgage Trust, Series 2024-PARK, Class C, 6.183%, 11/5/39(1)(5)		1,720	1,716,881
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 6.162%, (1 mo. SOFR + 1.764%), 9/15/36(1)(2)		2,362	2,357,795
BX Trust, Series 2023-DELC, Class B, 7.736%, (1 mo. SOFR + 3.339%), 5/15/38(1)(2)		1,500	1,515,600
CSMC Trust:
Series 2021-BPNY, Class A, 8.227%, (1 mo. SOFR + 3.829%), 8/15/26(1)(2)		1,253	1,160,309
Series 2022-CNTR, Class A, 8.342%, (1 mo. SOFR + 3.944%), 1/9/25(1)(2)		508	384,155
Extended Stay America Trust, Series 2021-ESH, Class D, 6.762%, (1 mo. SOFR + 2.364%), 7/15/38(1)(2)		2,995	3,006,061
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.933%, (30-day SOFR Average + 3.364%), 10/25/49(1)(2)		1,483	1,501,607
Series 2020-01, Class M10, 8.433%, (30-day SOFR Average + 3.864%), 3/25/50(1)(2)		2,159	2,199,294
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)		663	690,780
Great Wolf Trust:
Series 2024-WLF2, Class A, 6.088%, (1 mo. SOFR + 1.691%), 5/15/41(1)(2)		1,480	1,487,819
Series 2024-WLF2, Class D, 7.337%, (1 mo. SOFR + 2.939%), 5/15/41(1)(2)		1,346	1,361,139
Series 2024-WOLF, Class A, 5.939%, (1 mo. SOFR + 1.542%), 3/15/39(1)(2)		540	541,597
HILT Commercial Mortgage Trust, Series 2024-ORL, Class B, 6.338%, (1 mo. SOFR + 1.941%), 5/15/37(1)(2)		1,562	1,564,882
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class C, 6.937%, (1 mo. SOFR + 2.54%), 6/15/41(1)(2)		500	503,031
Series 2024-DPLO, Class D, 7.736%, (1 mo. SOFR + 3.339%), 6/15/41(1)(2)		660	664,836
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class B, 6.738%, (1 mo. SOFR + 2.341%), 9/15/41(1)(2)		923	925,427
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)		605	76,046
ORL Trust, Series 2024-GLKS, Class F, 8.938%, (1 mo. SOFR + 4.438%), 12/15/39(1)(2)		1,830	1,832,237
ROCK Trust, Series 2024-CNTR, Class B, 5.93%, 11/13/41(1)		1,075	1,077,737
SHR Trust, Series 2024-LXRY, Class A, 6.347%, (1 mo. SOFR + 1.95%), 10/15/41(1)(2)		1,525	1,538,774
TX Trust, Series 2024-HOU, Class E, 8.784%, (1 mo. SOFR + 4.387%), 6/15/39(1)(2)		1,344	1,346,864
U.K. Logistics DAC:
Series 2024-1A, Class D, 8.727%, (SONIA + 4.00%), 5/17/34(1)(2)	GBP	600	758,358
Security	Principal Amount* (000’s omitted)		Value
U.K. Logistics DAC: (continued)
Series 2024-1A, Class E, 9.727%, (SONIA + 5.00%), 5/17/34(1)(2)	GBP	350	$ 441,814
Total Commercial Mortgage-Backed Securities (identified cost $34,171,818)			$ 30,988,657

Common Stocks — 0.1%

Security	Shares	Value
Energy — 0.1%
Enviva LLC(6)(7)	42,103	$ 736,823
Total Common Stocks (identified cost $297,247)		$ 736,823

Corporate Bonds — 30.2%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.5%
Compass Minerals International, Inc., 6.75%, 12/1/27(1)(8)	922	$ 909,164
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	1,150	1,221,606
South32 Treasury Ltd., 4.35%, 4/14/32(1)	744	682,180
		$ 2,812,950
Communications — 1.7%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	1,350	$ 1,241,359
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	4,507	3,390,232
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	1,179	1,214,827
McGraw-Hill Education, Inc., 8.00%, 8/1/29(1)(8)	875	876,095
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)	410	298,647
SES SA, 5.30%, 4/4/43(1)	245	179,137
Stagwell Global LLC, 5.625%, 8/15/29(1)	1,330	1,267,875
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	1,330	1,260,911
		$9,729,083
Consumer, Cyclical — 3.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	2,150	$2,144,749
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	1,500	1,462,626
5.308%, 10/20/31(1)	495	483,605
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	1,451	1,432,033
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	1,175	1,075,017
Ford Motor Co., 4.75%, 1/15/43	728	574,585
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	675	674,768

3
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2024
Schedule of Investments — continued

Security	Principal Amount* (000’s omitted)	Value
Consumer, Cyclical (continued)
Ford Motor Credit Co. LLC: (continued)
7.122%, 11/7/33	1,602	$ 1,672,795
7.20%, 6/10/30	818	861,569
7.35%, 3/6/30	1,774	1,879,374
General Motors Financial Co., Inc., 5.95%, 4/4/34	1,403	1,411,036
Hyundai Capital America:
5.70%, 6/26/30(1)	658	668,920
6.20%, 9/21/30(1)	325	338,536
Lithia Motors, Inc., 4.375%, 1/15/31(1)	1,422	1,294,520
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,900	1,794,845
Sonic Automotive, Inc., 4.625%, 11/15/29(1)(8)	1,360	1,256,857
WarnerMedia Holdings, Inc., 4.279%, 3/15/32(8)	3,042	2,681,438
		$21,707,273
Consumer, Non-cyclical — 1.5%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	314	$297,890
Centene Corp.:
2.50%, 3/1/31	498	412,233
2.625%, 8/1/31	45	37,087
3.375%, 2/15/30	669	596,283
4.25%, 12/15/27	897	869,596
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)(8)	1,150	1,153,345
Kroger Co., 5.00%, 9/15/34	526	509,735
LifePoint Health, Inc.:
9.875%, 8/15/30(1)	500	540,104
10.00%, 6/1/32(1)	975	992,547
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	687	566,997
5.20%, 4/1/29(1)	1,495	1,465,079
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)(8)	1,110	1,106,618
		$8,547,514
Diversified — 0.2%
Inversiones La Construccion SA, 4.75%, 2/7/32(9)	1,373	$1,249,430
		$1,249,430
Energy — 0.5%
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)	703	$651,329
6.45%, 3/5/34(1)	423	418,470
6.95%, 3/5/54(1)	275	271,459
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	1,810	1,674,654
		$3,015,912
Financial — 18.5%
AIB Group PLC, 5.871% to 3/28/34, 3/28/35(1)(10)	478	$479,129
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	1,835	1,848,269
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	1,325	1,315,381
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Ally Financial, Inc.:
4.70% to 5/15/26(10)(11)		4,251	$ 3,980,172
5.543% to 1/17/30, 1/17/31(10)		903	890,619
6.848% to 1/3/29, 1/3/30(10)		1,720	1,783,824
6.992% to 6/13/28, 6/13/29(10)		105	109,427
American Assets Trust LP, 3.375%, 2/1/31		1,010	879,201
American National Group, Inc.:
5.75%, 10/1/29		970	971,857
6.144%, 6/13/32(1)(8)		1,140	1,122,591
Antares Holdings LP:
6.35%, 10/23/29(1)		275	272,981
6.50%, 2/8/29(1)		665	664,828
Apollo Debt Solutions BDC, 6.70%, 7/29/31(1)		1,916	1,968,590
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(9)(10)	EUR	930	1,145,039
Banco Mercantil del Norte SA, 8.375% to 5/20/31(1)(10)(11)		1,979	1,976,895
Banco Santander SA:
6.35%, 3/14/34		3,000	3,043,501
9.625% to 11/21/28(8)(10)(11)		1,000	1,101,218
Bank of America Corp., 5.468% to 1/23/34, 1/23/35(10)		4,753	4,760,353
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(10)		1,755	1,851,114
BBVA Bancomer SA:
5.125% to 1/18/28, 1/18/33(1)(8)(10)		2,538	2,362,793
8.125% to 1/8/34, 1/8/39(1)(8)(10)		1,146	1,169,941
8.45% to 6/29/33, 6/29/38(1)(10)		722	748,283
Blackstone Private Credit Fund, 6.25%, 1/25/31		535	544,258
Blue Owl Credit Income Corp., 6.65%, 3/15/31		1,300	1,323,798
BNP Paribas SA, 7.75% to 8/16/29(1)(10)(11)		2,568	2,631,622
BPCE SA, 5.716% to 1/18/29, 1/18/30(1)(10)		250	251,388
Broadstone Net Lease LLC, 2.60%, 9/15/31		305	252,096
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(10)		1,796	1,760,637
CaixaBank SA:
6.037% to 6/15/34, 6/15/35(1)(10)		300	302,929
6.84% to 9/13/33, 9/13/34(1)(10)		827	879,910
CI Financial Corp., 3.20%, 12/17/30		1,916	1,630,021
Citigroup, Inc., 4.00% to 12/10/25(10)(11)		659	643,265
COPT Defense Properties LP, 2.90%, 12/1/33		1,055	848,062
Credit Agricole SA, 6.251% to 1/10/34, 1/10/35(1)(10)		1,699	1,706,916
Cushman & Wakefield U.S. Borrower LLC, 8.875%, 9/1/31(1)		131	141,126
Enact Holdings, Inc., 6.25%, 5/28/29		2,555	2,605,236
EPR Properties:
3.60%, 11/15/31		495	433,329
3.75%, 8/15/29		2,473	2,294,312
4.95%, 4/15/28		1,171	1,152,248
Essent Group Ltd., 6.25%, 7/1/29		2,887	2,949,218
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)		3,184	2,734,454
6.75%, 3/15/54(1)		3,010	3,058,760
7.95% to 7/15/29, 10/15/54(1)(10)		1,351	1,416,528

4
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2024
Schedule of Investments — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)		4,996	$ 4,868,041
Huntington Bancshares, Inc., 6.141% to 8/18/34, 11/18/39(10)		1,673	1,671,946
Intesa Sanpaolo SpA, 8.248% to 11/21/32, 11/21/33(1)(10)		2,724	3,057,087
Jefferies Financial Group, Inc., 6.20%, 4/14/34		2,270	2,340,692
KeyBank NA, 5.00%, 1/26/33		2,395	2,298,006
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(10)		2,212	2,106,304
LPL Holdings, Inc.:
4.00%, 3/15/29(1)		1,545	1,465,587
6.00%, 5/20/34		1,357	1,382,464
Marex Group PLC, 6.404%, 11/4/29		2,300	2,324,350
Nuveen LLC, 5.85%, 4/15/34(1)		1,593	1,612,963
Oaktree Strategic Credit Fund, 8.40%, 11/14/28		1,685	1,805,942
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)		1,627	1,418,617
Societe Generale SA:
5.634% to 1/19/29, 1/19/30(1)(10)		628	627,108
8.50% to 3/25/34(1)(10)(11)		1,328	1,328,290
Synchrony Bank, 5.40%, 8/22/25		650	650,985
Synchrony Financial, 4.875%, 6/13/25		292	291,785
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(10)		729	712,048
5.625%, 2/15/28		1,452	1,455,042
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(10)		437	440,466
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(10)		981	942,582
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(10)		2,420	2,528,465
TPG Operating Group II LP, 5.875%, 3/5/34		1,695	1,734,709
U.S. Bancorp, 5.678% to 1/23/34, 1/23/35(10)		2,872	2,897,442
UBS Group AG:
4.375% to 2/10/31(1)(10)(11)		534	459,304
9.25% to 11/13/28(1)(10)(11)		1,770	1,917,921
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(10)		732	707,544
5.861% to 6/19/27, 6/19/32(1)(10)		1,386	1,388,892
			$108,440,701
Government - Multinational — 0.4%
International Bank for Reconstruction & Development, 8.50%, 4/6/26	MXN	45,700	$2,137,277
			$2,137,277
Industrial — 0.8%
BAE Systems PLC, 5.30%, 3/26/34(1)		497	$495,819
Calderys Financing LLC, 11.25%, 6/1/28(1)		1,130	1,210,955
Reworld Holding Corp., 4.875%, 12/1/29(1)		1,250	1,157,405
Seaspan Corp., 5.50%, 8/1/29(1)		1,097	1,025,550
Security	Principal Amount* (000’s omitted)	Value
Industrial (continued)
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	876	$ 866,798
		$ 4,756,527
Technology — 2.2%
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	1,300	$ 1,321,507
Concentrix Corp., 6.60%, 8/2/28(8)	3,104	3,181,864
Intel Corp., 4.90%, 8/5/52	3,271	2,584,636
Kyndryl Holdings, Inc.:
3.15%, 10/15/31(8)	938	813,641
6.35%, 2/20/34(8)	1,820	1,894,443
McAfee Corp., 7.375%, 2/15/30(1)	1,100	1,069,741
Playtika Holding Corp., 4.25%, 3/15/29(1)	1,410	1,283,617
Seagate HDD Cayman, 9.625%, 12/1/32	761	858,639
		$13,008,088
Utilities — 0.2%
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	401	$342,541
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	910	854,695
		$1,197,236
Total Corporate Bonds (identified cost $176,223,669)		$176,601,991

Exchange-Traded Funds — 0.8%

Security	Shares	Value
Fixed-Income Funds — 0.8%
Calvert Ultra-Short Investment Grade ETF(12)	94,000	$ 4,766,270
Total Exchange-Traded Funds (identified cost $4,766,930)		$ 4,766,270

High Social Impact Investments — 0.3%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(7)(13)	$500	$ 494,275
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(7)(13)	1,000	985,350
Total High Social Impact Investments (identified cost $1,500,000)		$ 1,479,625

5
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2024
Schedule of Investments — continued

Mutual Funds — 2.9%

Security	Shares	Value
Income Funds — 2.9%
Calvert Floating-Rate Advantage Fund, Class R6(12)	1,907,954	$ 17,114,347
Total Mutual Funds (identified cost $17,155,385)		$ 17,114,347

Preferred Stocks — 0.2%

Security	Shares	Value
Real Estate Management & Development — 0.2%
Brookfield Property Partners LP, Series A, 5.75%	77,941	$ 968,027
		$ 968,027
Wireless Telecommunication Services — 0.0%(14)
U.S. Cellular Corp., 6.25%	9,864	$ 228,056
		$ 228,056
Total Preferred Stocks (identified cost $2,208,935)		$ 1,196,083

Senior Floating-Rate Loans — 3.1%(15)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
Dynasty Acquisition Co., Inc.:
Term Loan, 6.607%, (SOFR + 2.25%), 10/31/31	$724	$ 728,690
Term Loan, 6.607%, (SOFR + 2.25%), 10/31/31	276	277,170
		$ 1,005,860
Diversified Consumer Services — 0.2%
KUEHG Corp., Term Loan, 7.839%, (SOFR + 3.25%), 6/12/30	$1,000	$ 1,011,520
		$ 1,011,520
Diversified Telecommunication Services — 0.1%
Lumen Technologies, Inc.:
Term Loan, 6.822%, (SOFR + 2.35%), 4/15/29	$209	$196,268
Term Loan, 6.822%, (SOFR + 2.35%), 4/15/30	208	194,511
		$390,779
Entertainment — 0.2%
Delta 2 (LUX) SARL:
Term Loan, 9/30/31(16)	$667	$669,250
Term Loan, 9/10/31(16)	333	334,625
		$1,003,875
Borrower/Description	Principal Amount (000's omitted)	Value
Financial Services — 0.2%
CPI Holdco B LLC, Term Loan, 6.357%, (SOFR + 2.00%), 5/19/31	$997	$ 996,697
		$ 996,697
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 6.607%, (SOFR + 2.25%), 10/23/28	$893	$ 897,424
		$ 897,424
Health Care Providers & Services — 0.1%
Raven Acquisition Holdings LLC:
Term Loan, 1.625%, 11/19/31(17)	$60	$ 60,210
Term Loan, 7.607%, (SOFR + 3.25%), 11/19/31	840	842,944
		$903,154
Insurance — 0.9%
Alliant Holdings Intermediate LLC, Term Loan, 7.106%, (SOFR + 2.75%), 9/19/31	$998	$1,001,300
AmWINS Group, Inc., Term Loan, 6.722%, (SOFR + 2.25%), 2/19/28	1,392	1,397,568
HUB International Ltd., Term Loan, 7.367%, (SOFR + 2.75%), 6/20/30	893	899,800
Ryan Specialty Group LLC, Term Loan, 6.607%, (SOFR + 2.25%), 9/15/31	1,000	1,005,000
USI, Inc., Term Loan, 6.579%, (SOFR + 2.25%), 11/22/29	893	892,931
		$5,196,599
IT Services — 0.4%
Informatica LLC, Term Loan, 6.607%, (SOFR + 2.25%), 10/27/28	$1,399	$1,407,460
Sedgwick Claims Management Services, Inc., Term Loan, 7.585%, (SOFR + 3.00%), 7/31/31	796	801,768
		$2,209,228
Machinery — 0.2%
Gates Global LLC, Term Loan, 6/4/31(16)	$1,000	$1,003,315
		$1,003,315
Software — 0.1%
Open Text Corp., Term Loan, 6.107%, (SOFR + 1.75%), 1/31/30	$889	$890,430
		$890,430
Specialty Retail — 0.4%
Belron Finance LLC, Term Loan, 7.273%, (SOFR + 2.75%), 10/16/31	$1,496	$1,512,387

6
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2024
Schedule of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Specialty Retail (continued)
Les Schwab Tire Centers, Term Loan, 7.357%, (SOFR + 3.00%), 4/23/31	$998	$ 1,003,728
		$ 2,516,115
Total Senior Floating-Rate Loans (identified cost $17,966,907)		$ 18,024,996

U.S. Government Agency Mortgage-Backed Securities — 24.6%

Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(18)	$55,964	$ 53,981,529
5.50%, 30-Year, TBA(18)	74,349	73,335,411
6.00%, 30-Year, TBA(18)	16,180	16,254,579
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $145,919,853)		$143,571,519

U.S. Treasury Obligations — 12.7%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds, 3.375%, 8/15/42	$1,299	$ 1,072,719
U.S. Treasury Notes:
4.125%, 11/30/29	35,809	35,407,762
4.25%, 12/31/26	32,587	32,590,950
4.875%, 11/30/25(8)	4,900	4,927,014
Total U.S. Treasury Obligations (identified cost $73,886,506)		$ 73,998,445

Miscellaneous — 0.0%

Security	Principal Amount	Value
Energy — 0.0%
Enviva LLC, Escrow Certificates(6)	$1,134,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 28.3%
Affiliated Fund — 17.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(19)	100,126,219	$100,126,219
Total Affiliated Fund (identified cost $100,126,219)		$100,126,219

Securities Lending Collateral — 2.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%(20)	16,829,885	$ 16,829,885
Total Securities Lending Collateral (identified cost $16,829,885)		$ 16,829,885
U.S. Treasury Obligations — 8.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 2/6/25	$48,740	$ 48,540,378
Total U.S. Treasury Obligations (identified cost $48,524,789)		$ 48,540,378
Total Short-Term Investments (identified cost $165,480,893)		$165,496,482
Total Investments — 127.5% (identified cost $753,706,105)		$745,040,090
Less Unfunded Loan Commitments — (0.0)%(14)		$ (60,000)

Net Investments — 127.5% (identified cost $753,646,105)	$744,980,090

Other Assets, Less Liabilities — (27.5)%	$(160,738,893)
Net Assets — 100.0%	$584,241,197

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $220,043,341 or 37.7% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2024.
(3)	Step coupon security. Interest rate represents the rate in effect at December 31, 2024.

7
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2024
Schedule of Investments — continued

(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at December 31, 2024.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2024.
(6)	Non-income producing security.
(7)	Restricted security. Total market value of restricted securities amounts to $2,216,448, which represents 0.4% of the net assets of the Fund as of December 31, 2024.
(8)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $17,479,742.
(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of these securities is $2,394,469 or 0.4% of the Fund's net assets.
(10)	Security converts to variable rate after the indicated fixed-rate coupon period.
(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(12)	Affiliated fund (see Note 8).
(13)	May be deemed to be an affiliated company (see Note 8).
(14)	Amount is less than 0.05% or (0.05)%, as applicable.
(15)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(16)	This Senior Loan will settle after December 31, 2024, at which time the interest rate will be determined.
(17)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At December 31, 2024, the total value of unfunded loan commitments is $60,210. See Note 1F for description.
(18)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(19)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of December 31, 2024.
(20)	Represents investment of cash collateral received in connection with securities lending.

8
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2024
Schedule of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	14,221,441	USD	2,493,927	BNP Paribas	1/17/25	$ —	$(198,071)
CAD	11,310	USD	8,195	State Street Bank and Trust Company	1/17/25	—	(323)
USD	2,031,799	CAD	2,791,745	Credit Agricole Corporate and Investment Bank	1/17/25	88,600	—
USD	6,955	CAD	9,675	UBS AG	1/17/25	221	—
USD	1,074,361	EUR	984,266	Credit Agricole Corporate and Investment Bank	1/17/25	54,240	—
USD	1,235,570	GBP	950,000	State Street Bank and Trust Company	1/17/25	46,409	—
						$189,470	$(198,394)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	403	Long	3/31/25	$82,860,579	$20,971
U.S. 5-Year Treasury Note	516	Long	3/31/25	54,853,219	(127,648)
U.S. Long Treasury Bond	27	Long	3/20/25	3,073,781	(66,073)
U.S. Ultra 10-Year Treasury Note	1	Long	3/20/25	111,313	(1,673)
U.S. 10-Year Treasury Note	(46)	Short	3/20/25	(5,002,500)	43,167
U.S. Ultra 10-Year Treasury Note	(247)	Short	3/20/25	(27,494,188)	373,523
U.S. Ultra-Long Treasury Bond	(109)	Short	3/20/25	(12,960,781)	238,808
					$481,075
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$500,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29	9/20/24	1,000,000
Enviva LLC	12/6/24	297,247

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
BRL	– Brazilian Real
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
MXN	– Mexican Peso
USD	– United States Dollar
9
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2024
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $630,097,571) - including $17,479,742 of securities on loan	$621,493,629
Investments in securities of affiliated issuers, at value (identified cost $123,548,534)	123,486,461
Receivable for variation margin on open futures contracts	57,854
Receivable for open forward foreign currency exchange contracts	189,470
Cash	11,070,726
Deposits at broker for futures contracts	1,029,000
Deposits for forward commitment securities	2,240,000
Receivable for investments sold	11,608,718
Receivable for capital shares sold	804,695
Interest receivable	4,032,472
Dividends and interest receivable - affiliated	573,254
Securities lending income receivable	4,152
Tax reclaims receivable	9,095
Receivable from affiliates	11,449
Trustees' deferred compensation plan	137,283
Total assets	$776,748,258
Liabilities
Payable for open forward foreign currency exchange contracts	$198,394
Payable for investments purchased	15,331,996
Payable for forward commitment securities	157,964,841
Payable for capital shares redeemed	1,609,384
Distributions payable	46,138
Deposits for securities loaned	16,829,885
Payable to affiliates:
Investment advisory fee	158,143
Administrative fee	59,111
Distribution and service fees	10,485
Sub-transfer agency fee	2,946
Trustees' deferred compensation plan	137,283
Accrued expenses	158,455
Total liabilities	$192,507,061
Net Assets	$584,241,197
Sources of Net Assets
Paid-in capital	$598,223,537
Accumulated loss	(13,982,340)
Net Assets	$584,241,197
Class A Shares
Net Assets	$39,465,644
Shares Outstanding	2,705,981
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.58
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$15.07
10
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2024
Statement of Assets and Liabilities — continued

December 31, 2024
Class C Shares
Net Assets	$2,753,462
Shares Outstanding	188,666
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$14.59
Class I Shares
Net Assets	$491,225,449
Shares Outstanding	33,774,758
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.54
Class R6 Shares
Net Assets	$50,796,642
Shares Outstanding	3,491,093
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.55

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
11
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2024
Statement of Operations

Year Ended
December 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $10,886)	$123,805
Dividend income - affiliated issuers	3,490,668
Interest income (net of foreign taxes withheld of $753)	22,940,188
Interest income - affiliated issuers	152,931
Securities lending income, net	39,712
Other income	54,618
Total investment income	$26,801,922
Expenses
Investment advisory fee	$1,527,296
Administrative fee	523,644
Distribution and service fees:
Class A	105,772
Class C	18,959
Trustees' fees and expenses	28,982
Custodian fees	19,408
Transfer agency fees and expenses	383,358
Accounting fees	100,558
Professional fees	64,894
Registration fees	109,529
Reports to shareholders	39,982
Miscellaneous	53,476
Total expenses	$2,975,858
Waiver and/or reimbursement of expenses by affiliates	$(153,302)
Net expenses	$2,822,556
Net investment income	$23,979,366
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$618,240
Investment securities - affiliated issuers	44,303
Futures contracts	(69,430)
Swap contracts	35,185
Foreign currency transactions	(30,365)
Forward foreign currency exchange contracts	(328,977)
Net realized gain	$268,956
Change in unrealized appreciation (depreciation):
Investment securities	$180,239
Investment securities - affiliated issuers	27,810
Futures contracts	1,337,083
Foreign currency	(16,236)
Forward foreign currency exchange contracts	56,353
Net change in unrealized appreciation (depreciation)	$1,585,249
Net realized and unrealized gain	$1,854,205
Net increase in net assets from operations	$25,833,571
12
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2024
Statements of Changes in Net Assets

	Year Ended December 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$23,979,366	$17,007,773
Net realized gain (loss)	268,956	(2,057,819)
Net change in unrealized appreciation (depreciation)	1,585,249	12,158,858
Net increase in net assets from operations	$25,833,571	$27,108,812
Distributions to shareholders:
Class A	$(2,223,064)	$(1,689,743)
Class C	(84,900)	(64,015)
Class I	(19,272,881)	(13,466,350)
Class R6	(2,192,857)	(1,951,486)
Total distributions to shareholders	$(23,773,702)	$(17,171,594)
Capital share transactions:
Class A	$2,106,886	$5,221,113
Class C	1,123,054	241,288
Class I	216,438,058	35,789,147
Class R6	18,570,219	(7,126,709)
Net increase in net assets from capital share transactions	$238,238,217	$34,124,839
Net increase in net assets	$240,298,086	$44,062,057
Net Assets
At beginning of year	$343,943,111	$299,881,054
At end of year	$584,241,197	$343,943,111
13
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2024
Financial Highlights

	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$14.46	$14.04	$15.35	$15.31	$15.15
Income (Loss) From Operations
Net investment income(1)	$0.77	$0.72	$0.46	$0.34	$0.40
Net realized and unrealized gain (loss)	0.11	0.43	(1.05)	0.21	0.16
Total income (loss) from operations	$0.88	$1.15	$(0.59)	$0.55	$0.56
Less Distributions
From net investment income	$(0.76)	$(0.73)	$(0.47)	$(0.34)	$(0.39)
From net realized gain	—	—	(0.25)	(0.17)	—
Tax return of capital	—	—	—	—	(0.01)
Total distributions	$(0.76)	$(0.73)	$(0.72)	$(0.51)	$(0.40)
Net asset value — End of year	$14.58	$14.46	$14.04	$15.35	$15.31
Total Return(2)	6.25%	8.42%	(3.88)%	3.62%	3.86%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$39,466	$36,834	$30,574	$30,844	$23,704
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.91%	0.92%	0.92%	0.92%	0.93%
Net expenses	0.87%(4)	0.91%(4)	0.91%(4)	0.90%	0.92%
Net investment income	5.30%	5.11%	3.17%	2.18%	2.70%
Portfolio Turnover	450%(5)	181%(5)	93%(5)	96%(5)	104%(5)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.04%, less than 0.005% and less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022, respectively).
(5)	Includes the effect of To Be Announced (TBA) transactions.
14
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2024
Financial Highlights — continued

	Class C
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$14.47	$14.05	$15.35	$15.32	$15.16
Income (Loss) From Operations
Net investment income(1)	$0.66	$0.62	$0.36	$0.22	$0.29
Net realized and unrealized gain (loss)	0.12	0.42	(1.05)	0.21	0.16
Total income (loss) from operations	$0.78	$1.04	$(0.69)	$0.43	$0.45
Less Distributions
From net investment income	$(0.66)	$(0.62)	$(0.36)	$(0.23)	$(0.28)
From net realized gain	—	—	(0.25)	(0.17)	—
Tax return of capital	—	—	—	—	(0.01)
Total distributions	$(0.66)	$(0.62)	$(0.61)	$(0.40)	$(0.29)
Net asset value — End of year	$14.59	$14.47	$14.05	$15.35	$15.32
Total Return(2)	5.46%	7.61%	(4.53)%	2.77%	3.08%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,753	$1,618	$1,333	$1,249	$1,223
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.66%	1.67%	1.67%	1.67%	1.68%
Net expenses	1.62%(4)	1.66%(4)	1.66%(4)	1.65%	1.67%
Net investment income	4.51%	4.37%	2.46%	1.42%	1.95%
Portfolio Turnover	450%(5)	181%(5)	93%(5)	96%(5)	104%(5)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.04%, less than 0.005% and less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022, respectively).
(5)	Includes the effect of To Be Announced (TBA) transactions.
15
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2024
Financial Highlights — continued

	Class I
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$14.42	$14.00	$15.30	$15.27	$15.11
Income (Loss) From Operations
Net investment income(1)	$0.80	$0.76	$0.50	$0.38	$0.43
Net realized and unrealized gain (loss)	0.12	0.42	(1.05)	0.20	0.17
Total income (loss) from operations	$0.92	$1.18	$(0.55)	$0.58	$0.60
Less Distributions
From net investment income	$(0.80)	$(0.76)	$(0.50)	$(0.38)	$(0.43)
From net realized gain	—	—	(0.25)	(0.17)	—
Tax return of capital	—	—	—	—	(0.01)
Total distributions	$(0.80)	$(0.76)	$(0.75)	$(0.55)	$(0.44)
Net asset value — End of year	$14.54	$14.42	$14.00	$15.30	$15.27
Total Return(2)	6.53%	8.70%	(3.60)%	3.81%	4.12%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$491,225	$273,495	$229,808	$200,170	$149,364
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.66%	0.67%	0.67%	0.67%	0.68%
Net expenses	0.62%(4)	0.66%(4)	0.66%(4)	0.65%	0.67%
Net investment income	5.50%	5.35%	3.43%	2.42%	2.95%
Portfolio Turnover	450%(5)	181%(5)	93%(5)	96%(5)	104%(5)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.04%, less than 0.005% and less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022, respectively).
(5)	Includes the effect of To Be Announced (TBA) transactions.
16
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2024
Financial Highlights — continued

	Class R6
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$14.43	$14.01	$15.31	$15.27	$15.11
Income (Loss) From Operations
Net investment income(1)	$0.82	$0.77	$0.51	$0.39	$0.44
Net realized and unrealized gain (loss)	0.11	0.43	(1.04)	0.21	0.17
Total income (loss) from operations	$0.93	$1.20	$(0.53)	$0.60	$0.61
Less Distributions
From net investment income	$(0.81)	$(0.78)	$(0.52)	$(0.39)	$(0.44)
From net realized gain	—	—	(0.25)	(0.17)	—
From return of capital	—	—	—	—	(0.01)
Total distributions	$(0.81)	$(0.78)	$(0.77)	$(0.56)	$(0.45)
Net asset value — End of year	$14.55	$14.43	$14.01	$15.31	$15.27
Total Return(2)	6.61%	8.80%	(3.49)%	3.96%	4.20%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$50,797	$31,997	$38,166	$47,590	$30,102
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.58%	0.57%	0.57%	0.59%	0.60%
Net expenses	0.54%(4)	0.57%(4)	0.56%(4)	0.57%	0.59%
Net investment income	5.61%	5.43%	3.48%	2.49%	3.05%
Portfolio Turnover	450%(5)	181%(5)	93%(5)	96%(5)	104%(5)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.04%, less than 0.005% and less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022, respectively).
(5)	Includes the effect of To Be Announced (TBA) transactions.
17
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Flexible Bond Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek positive absolute returns over a full market cycle, regardless of market conditions. The Fund invests primarily in bonds and/or instruments that provide exposure to bonds, including debt securities of any maturity.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third
18

Calvert
Flexible Bond Fund
December 31, 2024
Notes to Financial Statements — continued

party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$72,253,981	$ —	$72,253,981
Collateralized Mortgage Obligations	—	38,810,871	—	38,810,871
Commercial Mortgage-Backed Securities	—	30,988,657	—	30,988,657
Common Stocks	—	736,823	—	736,823
Corporate Bonds	—	176,601,991	—	176,601,991
Exchange-Traded Funds	4,766,270	—	—	4,766,270
High Social Impact Investments	—	1,479,625	—	1,479,625
Mutual Funds	17,114,347	—	—	17,114,347
Preferred Stocks	1,196,083	—	—	1,196,083
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	17,964,996	—	17,964,996
U.S. Government Agency Mortgage-Backed Securities	—	143,571,519	—	143,571,519
U.S. Treasury Obligations	—	73,998,445	—	73,998,445
Miscellaneous	—	0	—	0
Short-Term Investments:
Affiliated Fund	100,126,219	—	—	100,126,219
Securities Lending Collateral	16,829,885	—	—	16,829,885
U.S. Treasury Obligations	—	48,540,378	—	48,540,378
Total Investments	$140,032,804	$604,947,286	$ —	$744,980,090
Forward Foreign Currency Exchange Contracts	$ —	$189,470	$ —	$189,470
Futures Contracts	676,469	—	—	676,469
Total	$140,709,273	$605,136,756	$ —	$745,846,029
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(198,394)	$ —	$(198,394)
Futures Contracts	(195,394)	—	—	(195,394)
Total	$(195,394)	$(198,394)	$ —	$(393,788)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.
Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s
19

Calvert
Flexible Bond Fund
December 31, 2024
Notes to Financial Statements — continued

tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Unfunded Loan Commitments— The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The commitments, if any, are disclosed in the accompanying Schedule of Investments. At December 31, 2024, the Fund had sufficient cash and/or securities to cover these commitments.
G  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
H  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
I  Credit Default Swaps— Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap
20

Calvert
Flexible Bond Fund
December 31, 2024
Notes to Financial Statements — continued

agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/ moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
J  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
K  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
L  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
M  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
N  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
O  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
P  Segment Reporting— During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President has been designated as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s Financial Statements.
21

Calvert
Flexible Bond Fund
December 31, 2024
Notes to Financial Statements — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.35% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2024, the investment advisory fee amounted to $1,527,296.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund and in other affiliated funds. For the year ended December 31, 2024, the investment advisory fee paid was reduced by $153,302 relating to the Fund’s investment in the Liquidity Fund and in other affiliated funds.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.93%, 1.68%, 0.68% and 0.65% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2025. For the year ended December 31, 2024, no expenses were waived and/or reimbursed by CRM.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the year ended December 31, 2024, CRM was paid administrative fees of $523,644.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended December 31, 2024 amounted to $105,772 and $18,959 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $4,422 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2024. The Fund was also informed that EVD received less than $100 of contingent deferred sales charges paid by Class A and Class C shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $8,983 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended December 31, 2024, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including paydowns and principal repayments on senior floating-rate loans, were $402,152,597 and $285,731,859, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $1,726,862,541 and $1,605,416,351, respectively.
22

Calvert
Flexible Bond Fund
December 31, 2024
Notes to Financial Statements — continued

4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2024 and December 31, 2023 was as follows:
	Year Ended December 31,
	2024	2023
Ordinary income	$23,773,702	$17,171,594
During the year ended December 31, 2024, accumulated loss was decreased by $110,160 and paid-in capital was decreased by $110,160 due to taxable overdistributions and differences between book and tax accounting. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of December 31, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Deferred capital losses	$(4,843,731)
Late year ordinary losses	(287,994)
Net unrealized depreciation	(8,804,477)
Distributions payable	(46,138)
Accumulated loss	$(13,982,340)
At December 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $4,843,731 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2024, $4,843,731 are long-term.
Additionally, at December 31, 2024, the Fund had a late year ordinary loss of $287,994 related to certain specified losses realized after October 31, 2024, which it has elected to defer to the following taxable year pursuant to income tax regulations.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$753,770,879
Gross unrealized appreciation	$5,372,892
Gross unrealized depreciation	(14,163,681)
Net unrealized depreciation	$(8,790,789)
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, swap contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2024 is included in the Schedule of Investments. At December 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: During the year ended December 31, 2024, the Fund entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
23

Calvert
Flexible Bond Fund
December 31, 2024
Notes to Financial Statements — continued

Foreign Exchange Risk: During the year ended December 31, 2024, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or to obtain exposures to select currencies.
Interest Rate Risk: During the year ended December 31, 2024, the Fund used futures contracts to hedge interest rate risk and to manage duration.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At December 31, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $198,394. At December 31, 2024, there were no assets pledged by the Fund for such liability.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow the counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement(s), which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master
Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At December 31, 2024, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
Risk	Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$189,470	$(198,394)
Interest rate	Futures contracts	Accumulated loss	676,469(1)	(195,394)(1)
Total			$865,939	$(393,788)
Derivatives not subject to master netting agreements			$676,469	$(195,394)
Total Derivatives subject to master netting agreements			$189,470	$(198,394)

(1)	Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
24

Calvert
Flexible Bond Fund
December 31, 2024
Notes to Financial Statements — continued

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of December 31, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Credit Agricole Corporate and Investment Bank	$142,840	$ —	$ —	$ —	$142,840
State Street Bank and Trust Company	46,409	(323)	—	—	46,086
UBS AG	221	—	—	—	221
	$189,470	$(323)	$ —	$ —	$189,147

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
BNP Paribas	$(198,071)	$ —	$ —	$ —	$(198,071)
State Street Bank and Trust Company	(323)	323	—	—	—
	$(198,394)	$323	$ —	$ —	$(198,071)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended December 31, 2024 was as follows:
Statement of Operations Caption	Credit	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$ —	$(328,977)	$ —	$(328,977)
Futures contracts	—	—	(69,430)	(69,430)
Swap contracts	35,185	—	—	35,185
Total	$35,185	$(328,977)	$(69,430)	$(363,222)
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$ —	$56,353	$ —	$56,353
Futures contracts	—	—	1,337,083	1,337,083
Total	$ —	$56,353	$1,337,083	$1,393,436
25

Calvert
Flexible Bond Fund
December 31, 2024
Notes to Financial Statements — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended December 31, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$103,618,000	$36,662,000	$6,245,000	$89,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2024, the total value of securities on loan, including accrued interest, was $17,743,037 and the total value of collateral received was $18,104,942, comprised of cash of $16,829,885 and U.S. government and/or agencies securities of $1,275,057.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$11,883,825	$ —	$ —	$ —	$11,883,825
U.S. Treasury Obligations	4,946,060	—	—	—	4,946,060
Total	$16,829,885	$ —	$ —	$ —	$16,829,885
The carrying amount of the liability for deposits for securities loaned at December 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2024.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at December 31, 2024. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2024.
26

Calvert
Flexible Bond Fund
December 31, 2024
Notes to Financial Statements — continued

8  Affiliated Investments
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM's affiliate serves on the CIC Board.
At December 31, 2024, the value of the Fund's investment in the Notes and in issuers and funds that may be deemed to be affiliated was $123,486,461, which represents 21.1% of the Fund's net assets. Transactions in such investments by the Fund for the year ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 8.018%, (1 mo. SOFR+2.692%), 5/15/36	$2,543,948	$ 111,945	$ (2,736,000)	$44,303	$ 35,214	$ —	$ 81,586	$ —
Series 2019-BPR, Class C, 8.968%, (1 mo. SOFR+3.642%), 5/15/36	922,057	—	(960,000)	—	37,943	—	32,317	—
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	—	4,766,930	—	—	(660)	4,766,270	57,570	94,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	498,860	—	—	—	(4,585)	494,275	25,000	500,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(1)	—	1,000,000	—	—	(14,650)	985,350	14,028	1,000,000
Mutual Funds
Calvert Floating-Rate Advantage Fund, Class R6	699,799	16,440,000	—	—	(25,452)	17,114,347	865,410	1,907,954
Short-Term Investments
Liquidity Fund	5,180,055	474,434,588	(379,488,424)	—	—	100,126,219	2,567,688	100,126,219
Total				$44,303	$27,810	$123,486,461	$3,643,599

(1)	Restricted security.
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,325,947	$19,242,503	815,675	$11,539,613
Reinvestment of distributions	144,821	2,107,283	113,493	1,607,709
Shares redeemed	(1,311,315)	(19,242,900)	(560,062)	(7,926,209)
Net increase	159,453	$2,106,886	369,106	$5,221,113
27

Calvert
Flexible Bond Fund
December 31, 2024
Notes to Financial Statements — continued

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class C
Shares sold	96,721	$1,412,047	33,234	$472,048
Reinvestment of distributions	5,608	81,728	4,160	58,946
Shares redeemed	(25,424)	(370,721)	(20,507)	(289,706)
Net increase	76,905	$1,123,054	16,887	$241,288
Class I
Shares sold	19,743,488	$287,966,834	9,293,903	$131,118,322
Reinvestment of distributions	1,295,988	18,834,985	923,357	13,041,608
Shares redeemed	(6,225,824)	(90,363,761)	(7,668,707)	(108,370,783)
Net increase	14,813,652	$216,438,058	2,548,553	$35,789,147
Class R6
Shares sold	1,438,934	$20,979,440	179,703	$2,534,591
Reinvestment of distributions	150,765	2,190,906	137,984	1,950,799
Shares redeemed	(316,131)	(4,600,127)	(824,846)	(11,612,099)
Net increase (decrease)	1,273,568	$18,570,219	(507,159)	$(7,126,709)
28

Calvert
Flexible Bond Fund
December 31, 2024
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Calvert Management Series and Shareholders of Calvert Flexible Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Calvert Flexible Bond Fund (the “Fund”) (one of the funds constituting Calvert Management Series), including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended December 31, 2020 were audited by other auditors whose report, dated February 22, 2021, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of December 31, 2024, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 21, 2025
We have served as the auditor of one or more Calvert investment companies since 2021.
29

Calvert
Flexible Bond Fund
December 31, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2025 showed the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and 163(j) interest dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2024, the Fund designates approximately $22,651, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
163(j) Interest Dividends. For the fiscal year ended December 31, 2024, the Fund designates 84.20% of distributions from net investment income as a 163(j) interest dividend.
30

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CUBAX-NCSR 12.31.24

Calvert
Responsible Municipal Income Fund
Annual Financial Statements and
Additional Information
December 31, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2024
Calvert
Responsible Municipal Income Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Responsible Municipal Income Fund
December 31, 2024
Schedule of Investments

Corporate Bonds — 2.5%

Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical — 0.8%
Conservation Fund, 3.474%, 12/15/29	$3,473	$ 3,193,029
		$ 3,193,029
Financial — 1.1%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$5,000	$ 4,575,818
		$ 4,575,818
Other Revenue — 0.6%
Nature Conservancy:
Series A, 0.794%, 7/1/25	$1,450	$ 1,421,319
Series A, 0.944%, 7/1/26	1,285	1,210,021
		$2,631,340
Total Corporate Bonds (identified cost $11,159,511)		$10,400,187

Tax-Exempt Mortgage-Backed Securities — 4.0%

Security	Principal Amount (000's omitted)	Value
Housing — 4.0%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$3,973	$ 3,787,478
National Finance Authority, NH, Municipal Certificates:
Series 2022-1, Class A, 4.375%, 9/20/36	2,903	2,884,688
Series 2022-2, Class A, 4.00%, 10/20/36	2,911	2,808,719
Series 2024-2, Class A, 3.625%, 8/20/39	1,495	1,394,591
Series 2024-3, Class A, 4.164%, 10/20/41	2,494	2,361,254
Washington Housing Finance Commission, Municipal Certificates, Series 2024-1, Class A, 4.084%, 3/20/40	3,995	3,821,108
Total Tax-Exempt Mortgage-Backed Securities (identified cost $17,220,212)		$ 17,057,838

Tax-Exempt Municipal Obligations — 88.8%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.6%
Indiana Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 2/1/40	$1,000	$ 1,108,800
Indianapolis Local Public Improvement Bond Bank, IN, Green Bonds, 5.00%, 1/1/52	2,000	2,107,580
Michigan Finance Authority, (Clean Water Revolving Fund), 3.00%, 10/1/37	1,390	1,249,457
Security	Principal Amount (000's omitted)	Value
Bond Bank (continued)
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.25%, 9/15/52	$3,000	$ 3,262,770
Oklahoma Water Resources Board, 4.00%, 10/1/44	3,355	3,334,031
		$ 11,062,638
Education — 6.1%
Arizona State University:
Green Bonds, 5.00%, 7/1/42	$2,000	$ 2,033,960
Green Bonds, 5.00%, 7/1/43	2,100	2,209,767
Green Bonds, 5.50%, 7/1/48	3,200	3,539,072
Build NYC Resource Corp., NY, (Academic Leadership Charter School):
4.00%, 6/15/25	110	109,744
4.00%, 6/15/26	110	108,625
4.00%, 6/15/27	80	80,110
4.00%, 6/15/30	100	99,714
4.00%, 6/15/31	100	99,380
California Enterprise Development Authority, (Rocklin Academy), 5.00%, 6/1/34(1)	500	524,260
Grand Valley State University, MI, 5.00%, 12/1/33	1,000	1,015,420
Maricopa County Industrial Development Authority, AZ, (Arizona Autism Charter Schools), Social Bonds, 4.00%, 7/1/31(1)	250	246,203
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools), 3.00%, 7/1/31(1)	500	464,795
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/59	2,600	2,695,888
Massachusetts Health and Educational Facilities Authority, (University of Massachusetts), 2.45% to 4/1/26 (Put Date), 11/1/30	2,250	2,221,537
Ohio Higher Educational Facility Commission, (Oberlin College), Green Bonds, 5.00%, 10/1/48	4,000	4,263,400
Pennsylvania Higher Educational Facilities Authority:
4.00%, 6/15/36	1,295	1,299,131
Escrowed to Maturity, 4.00%, 6/15/36	235	251,278
Prerefunded to 6/15/26, 4.00%, 6/15/36	20	20,275
Public Finance Authority, WI, (Coral Academy of Science Las Vegas), 4.00%, 7/1/41	1,000	912,910
Public Finance Authority, WI, (Roseman University of Health Sciences), 4.00%, 4/1/32(1)	815	803,354
University of South Carolina, 5.00%, 5/1/46	2,485	2,629,875
		$25,628,698
Electric Utilities — 3.6%
Douglas County Public Utility District No. 1, WA:
4.00%, 9/1/39	$2,000	$2,028,240
4.00%, 9/1/40	2,000	2,019,740
Grant County Public Utility District No. 2, WA, (Priest Rapids Hydroelectric Project), 5.00%, 1/1/40	1,525	1,669,936
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	2,375	2,334,530

1
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2024
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Missouri Joint Municipal Electric Utility Commission, Green Bonds, 5.25%, 12/1/43	$2,000	$ 2,140,440
Tacoma, WA, Electric System Revenue, Green Bonds, 5.00%, 1/1/49	3,000	3,202,950
Trinity Public Utilities District Authority, CA, Green Bonds, 4.00%, 4/1/29	1,120	1,074,158
Utah Associated Municipal Power Systems, 5.00%, 9/1/30	655	682,864
		$ 15,152,858
Escrowed/Prerefunded — 0.0%(2)
Public Finance Authority, WI, (Roseman University of Health Sciences), Escrowed to Maturity, 4.00%, 4/1/32(1)	$15	$ 15,266
		$ 15,266
General Obligations — 16.0%
Antelope Valley Community College District, CA, (Election of 2016), 5.25%, 8/1/42	$3,000	$3,353,250
Atlanta, GA, Social Bonds, 5.00%, 12/1/37	3,500	3,911,110
California, 4.00%, 9/1/32	1,000	1,011,260
Cass County Joint Water Resource District, ND, 3.45%, 4/1/27	1,250	1,240,300
Chicago Board of Education, IL:
5.00%, 12/1/32	2,000	2,035,340
5.00%, 12/1/34	2,160	2,181,838
5.00%, 12/1/36	1,000	1,006,920
5.25%, 12/1/36	4,000	4,201,520
Connecticut:
Social Bonds, 4.00%, 1/15/44	3,000	2,947,080
Social Bonds, 5.00%, 11/15/36	5,000	5,565,950
Detroit, MI:
Social Bonds, 5.25%, 5/1/31	600	658,206
Social Bonds, 5.25%, 5/1/32	600	663,972
Groton, CT, Green Bonds, 4.125%, 4/1/42	1,000	1,009,520
Hawaii, 4.00%, 10/1/34	2,000	2,010,980
Jackson County Consolidated School District No. 4, MO, 5.00%, 3/1/36	3,425	3,536,175
Kern Community College District, CA, (Election of 2016):
5.25%, 8/1/38	2,000	2,290,620
5.25%, 8/1/40	1,200	1,362,648
Lake Stevens School District No. 4, WA, 4.00%, 12/1/35	2,180	2,189,374
Los Angeles Unified School District, CA:
Sustainability Bonds, 5.00%, 7/1/36	2,035	2,360,152
Sustainability Bonds, 5.25%, 7/1/47	5,000	5,563,750
Los Rios Community College District, CA, 4.00%, 8/1/33	2,000	2,040,720
Metropolitan Water Reclamation District of Greater Chicago, IL, Green Bonds, 5.00%, 12/1/45	3,000	3,041,760
Passaic County Improvement Authority, NJ, (Paterson Board of Education), Green Bonds, 3.00%, 2/1/42	1,175	998,738
Renton School District No. 403, WA, 4.00%, 12/1/39	1,250	1,275,113
Salem-Keizer School District No. 24J, OR, 4.00%, 6/15/37	3,000	3,072,660
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
San Diego Unified School District, CA, (Election of 2008), Green Bonds, 5.00%, 7/1/48	$5,990	$ 6,587,323
Sarpy County School District 0037, NE, 5.00%, 12/15/27	1,500	1,524,330
		$ 67,640,609
Hospital — 10.9%
Brookhaven Development Authority, GA, (Children's Healthcare of Atlanta, Inc.), 4.00%, 7/1/49	$2,235	$ 2,170,431
California Health Facilities Financing Authority, (Adventist Health System/West), 5.25%, 12/1/43	1,000	1,078,230
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 4.00%, 8/15/36	4,460	4,478,464
Collier County Industrial Development Authority, FL, (NHC Healthcare System), 5.00% to 10/1/31 (Put Date), 10/1/54	3,000	3,232,650
Huntsville Health Care Authority, AL, (HH Health System), 5.00% to 6/1/30 (Put Date), 6/1/53	5,000	5,325,550
Indiana Finance Authority, (Good Samaritan Hospital):
4.00%, 4/1/35	1,205	1,155,065
4.00%, 4/1/36	2,520	2,407,003
Indiana Finance Authority, (Indiana University Health), 5.00%, 10/1/41	1,250	1,366,663
Massachusetts Development Finance Agency, (Boston Medical Center), Green Bonds, 5.00%, 7/1/44	3,000	2,950,140
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/34	500	511,060
Michigan Finance Authority, (Beaumont Health Credit Group), 4.00%, 11/1/46	2,000	1,855,300
Michigan Finance Authority, (Henry Ford Health Detroit):
Green Bonds, 5.25%, 2/29/40	600	655,446
Green Bonds, 5.25%, 2/28/41	1,100	1,193,940
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/45	2,000	2,012,040
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 11/15/47	2,000	1,915,700
4.00%, 11/15/49	1,250	1,181,800
New York Dormitory Authority, (Montefiore Obligated Group):
5.25%, 11/1/40	1,000	1,082,950
5.25%, 11/1/41	875	943,320
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 9/1/45	3,000	3,007,590
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00% to 11/15/30 (Put Date), 11/15/52	2,000	2,157,860
University of Wisconsin Hospitals and Clinics Authority, Green Bonds, 4.00%, 4/1/44	1,460	1,404,549
Wisconsin Health and Educational Facilities Authority, (Ascension Health Credit Group), 4.00%, 11/15/39	4,000	3,875,440
		$45,961,191

2
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2024
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing — 18.2%
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue:
5.00%, 8/15/28	$1,240	$ 1,293,667
Social Bonds, 4.00%, 8/15/44	1,000	950,800
California Municipal Finance Authority, (Terry Manor Apartments), (FNMA), Sustainability Bonds, 4.20%, 8/1/40	3,980	3,921,653
Cuyahoga Metropolitan Housing Authority, OH, Social Bonds, 2.00%, 12/1/31	1,250	1,059,313
Denver City and County Housing Authority, CO, Sustainability Bonds, 4.50%, 7/1/41	2,000	2,011,300
District of Columbia Housing Finance Agency, (Faircliff Plaza East Apartments), 5.00% to 12/1/25 (Put Date), 12/1/26	2,775	2,813,128
EP Cimarron Ventanas PFC, TX, (Lifestyles at Los Paseos and Lifestyles on the Reserve), 4.125%, 12/1/39	2,000	1,943,400
EP Tuscany Zaragosa PFC, TX, (Tuscany at Mesa Hills and Villas at Zaragosa), 4.00%, 12/1/33	5,000	4,850,600
Independent Cities Finance Authority, CA, (Union City Tropics):
4.00%, 5/15/31	1,020	1,043,491
4.00%, 5/15/34	1,145	1,160,732
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.00%, 6/1/38	800	836,464
Indiana Housing and Community Development Authority, SFMR:
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.35%, 7/1/37	1,000	1,005,010
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.60%, 7/1/42	1,000	1,011,680
Los Angeles Housing Authority, CA, (FNMA), 3.75%, 4/1/34	2,000	1,988,160
Maine Housing Authority, Social Bonds, 4.15%, 11/15/42	1,615	1,539,596
Maryland Community Development Administration, (Villages at Marley Station), (FNMA), Sustainability Bonds, 4.35%, 2/1/44	4,000	3,900,600
Maryland Community Development Administration, Department of Housing and Community Development:
4.05%, 7/1/40	1,575	1,566,857
4.35%, 7/1/50	1,000	959,470
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.625%, 7/1/43	1,000	1,087,940
Massachusetts Housing Finance Agency:
(AMT), 3.30%, 12/1/28	750	727,793
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.40%, 12/1/38	1,475	1,491,741
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.70%, 12/1/43	2,000	2,025,040
New Jersey Housing and Mortgage Finance Agency, SFMR, Social Bonds, 3.85%, 4/1/32	3,620	3,648,562
New Mexico Mortgage Finance Authority, 5.00% to 6/1/25 (Put Date), 2/1/42	525	525,630
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 0.90% to 1/1/26 (Put Date), 11/1/60	3,430	3,323,533
Sustainable Development Bonds, 1.70%, 5/1/32	2,100	1,692,138
Sustainable Development Bonds, 1.75%, 11/1/32	1,060	856,522
Sustainable Development Bonds, 3.40% to 12/22/26 (Put Date), 11/1/62	3,000	2,994,840
Sustainable Neighborhood Bonds, 3.80%, 11/1/30	965	965,164
Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York Housing Finance Agency:
Sustainability Bonds, (FHLMC), (FNMA), (GNMA), (SONYMA), 2.85%, 11/1/39	$1,980	$ 1,628,055
Sustainability Bonds, (SONYMA), 2.50% to 5/1/27 (Put Date), 11/1/60	1,610	1,562,264
Oregon Housing and Community Services Department, (Redmond Landing Apartments), (FNMA), 4.33%, 11/1/43	2,455	2,416,579
Pennsylvania Housing Finance Agency, SFMR:
3.90%, 10/1/35	930	916,961
Social Bonds, 0.95%, 10/1/28	1,125	988,920
Social Bonds, 4.30%, 10/1/42	3,000	2,928,990
Social Bonds, 4.40%, 10/1/38	1,500	1,516,995
Public Finance Authority, WI, (Aggie Apartment Life Holding Corp., II LLC):
5.00%, 6/1/34	1,100	1,161,886
5.00%, 6/1/39	960	998,678
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/28	665	683,494
Seattle Housing Authority, WA, (Juniper Apartments):
4.375%, 12/1/30	1,000	1,010,920
5.00%, 6/1/27	500	511,980
Utah Housing Corp., 4.00%, 1/1/36	755	751,640
Virginia Housing Development Authority, 4.10%, 10/1/27	4,000	4,001,440
Washington Housing Finance Commission, (Radford Court and Nordheim Court), 5.50%, 7/1/44	1,000	1,092,370
Wisconsin Housing and Economic Development Authority, 3.875% to 5/1/27 (Put Date), 11/1/54	1,250	1,253,488
		$76,619,484
Industrial Development Revenue — 2.9%
California Municipal Finance Authority, (Republic Services, Inc.), (AMT), 4.375% to 9/1/33 (Put Date), 9/1/53	$1,000	$1,024,380
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 4.125% to 10/1/25 (Put Date), 10/1/41	2,000	2,000,320
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 3.00%, 11/1/25	850	842,478
Henderson, KY, (Pratt Paper, LLC), (AMT), 3.70%, 1/1/32(1)	1,625	1,595,490
Iowa Finance Authority, IA, (LOC: Citibank, N.A.), (AMT), Green Bonds, 3.875% to 4/1/26 (Put Date), 1/1/42	3,500	3,504,025
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	2,000	1,876,160
Valparaiso, IN, (Pratt Paper (IN) LLC), (AMT), 4.875%, 1/1/44(1)	1,250	1,267,725
		$12,110,578
Insured - Electric Utilities — 0.7%
New York Power Authority:
(AGM), Green Bonds, 5.25%, 11/15/41	$1,500	$1,725,600
(AGM), Green Bonds, 5.25%, 11/15/42	1,000	1,144,530
		$2,870,130

3
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2024
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 0.5%
Long Beach Unified School District, CA, (AGC), 0.00%, 8/1/25	$1,000	$ 981,170
Sparta Area School District, WI, (AGC), 3.00%, 3/1/40	1,300	1,146,405
		$ 2,127,575
Insured - Solid Waste — 0.4%
South Bayside Waste Management Authority, CA, (Shoreway Environmental Center):
Green Bonds, (AGM), (AMT), 5.00%, 9/1/25	$1,465	$ 1,478,156
Green Bonds, (AGM), (AMT), Escrowed to Maturity, 5.00%, 9/1/28	15	15,941
Green Bonds, (AGM), (AMT), Escrowed to Maturity, 5.00%, 9/1/30	15	16,054
		$1,510,151
Insured - Transportation — 0.2%
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/30	$1,000	$1,005,040
		$1,005,040
Insured - Water and Sewer — 2.2%
Atlanta, GA, Water and Wastewater Revenue, (BAM), Green Bonds, 4.00%, 11/1/43	$1,350	$1,335,272
Carmel, IN, Waterworks Revenue, (BAM), 5.25%, 5/1/51	1,375	1,451,216
Chicago, IL, Wastewater Transmission Revenue, (AGM), 5.00%, 1/1/39	1,000	1,077,230
Chicago, IL, Water Revenue, (AGM), 5.00%, 11/1/38	1,000	1,074,920
Eagle River Water and Sanitation District, CO, (AGM), 4.00%, 12/1/52	2,000	1,926,500
Passaic Valley Water Commission, NJ, (AGM), 4.00%, 12/1/48	2,250	2,270,632
		$9,135,770
Lease Revenue/Certificates of Participation — 3.5%
Avon Community School Building Corp., IN, 5.50%, 7/15/41	$1,000	$1,126,150
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/53	4,000	4,312,040
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 4.00%, 7/1/38	1,170	1,147,735
Kansas City, MO, Special Obligation Bonds, 4.00%, 10/1/35	600	600,846
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 10/1/25	1,100	1,115,356
New Jersey Economic Development Authority, (Portal North Bridge), 5.00%, 11/1/35	1,200	1,321,320
University of North Dakota, Certificates of Participation, Green Certificates, 5.00%, 4/1/48	1,500	1,531,890
Wasatch County School District Local Building Authority, UT, 5.50%, 6/1/47	3,500	3,788,680
		$14,944,017
Other Revenue — 6.3%
California Community Choice Financing Authority:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	$1,500	$1,569,030
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
California Community Choice Financing Authority: (continued)
Green Bonds, 5.00% to 8/1/32 (Put Date), 11/1/55	$4,000	$ 4,213,400
Green Bonds, 5.00% to 10/1/32 (Put Date), 8/1/55	1,300	1,378,572
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	3,000	3,166,020
Green Bonds, 5.25% to 4/1/30 (Put Date), 11/1/54	1,660	1,758,670
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,940	5,378,475
Center City, MN, (Hazelden Betty Ford Foundation), 5.00%, 11/1/44(3)	1,160	1,231,073
Fairfax County Economic Development Authority, VA, (National Wildlife Federation):
Green Bonds, 5.00%, 9/1/34	1,310	1,387,395
Green Bonds, 5.00%, 9/1/36	1,445	1,523,362
Hudson Yards Infrastructure Corp., NY, Green Bonds, 4.00%, 2/15/41	3,000	3,025,740
Illinois Educational Facilities Authority, (Field Museum of Natural History):
4.00%, 11/1/36	1,000	1,001,920
4.45%, 11/1/36	1,000	1,013,370
		$26,647,027
Senior Living/Life Care — 0.3%
Franklin County, OH, (Ohio Living), 4.00%, 7/1/33	$1,500	$1,450,605
		$1,450,605
Special Tax Revenue — 3.9%
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/50	$1,000	$1,051,950
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/44	2,500	2,739,275
Regional Transportation District, CO, Sales Tax Revenue, Green Bonds, 4.00%, 11/1/39	1,000	1,014,590
Sales Tax Securitization Corp., IL, Social Bonds, 4.00%, 1/1/42	3,000	3,001,530
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/39	3,000	3,339,510
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 11/15/40	3,000	3,392,310
Village of Bellwood, IL, (Bellwood Workforce Housing), 5.00%, 12/1/50	1,000	1,017,270
Washington Metropolitan Area Transit Authority, D.C., Green Bonds, 4.125%, 7/15/47	1,000	988,790
		$16,545,225
Student Loan — 1.0%
Iowa Student Loan Liquidity Corp., (AMT), 5.00%, 12/1/30	$3,000	$3,147,900
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/30	1,000	1,044,440
		$4,192,340

4
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2024
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 5.7%
Atlanta, GA, Airport Passenger Facility Charge Revenue:
Green Bonds, 5.00%, 7/1/44	$1,460	$ 1,581,151
Green Bonds, (AMT), 5.25%, 7/1/41	1,500	1,630,740
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
Green Bonds, (AMT), 5.00%, 5/15/37	1,760	1,902,401
Green Bonds, (AMT), 5.50%, 5/15/39	3,200	3,517,856
Massachusetts Port Authority, Green Bonds, (AMT), 5.00%, 7/1/35	4,000	4,304,440
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53	1,000	1,066,070
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/45	2,000	1,906,060
Port of Portland, OR, (Portland International Airport):
Green Bonds, (AMT), 5.25%, 7/1/39	1,500	1,627,155
Green Bonds, (AMT), 5.25%, 7/1/45	6,000	6,448,200
		$23,984,073
Water and Sewer — 3.8%
Clairton Municipal Authority, PA, Sewer Revenue, 4.00%, 12/1/38	$1,750	$1,707,598
Great Lakes Water Authority, MI, Water Supply System Revenue, 5.25%, 7/1/48	1,000	1,092,420
Jefferson County, AL, Sewer Revenue, 5.25%, 10/1/40	1,500	1,652,265
Massachusetts Clean Water Trust, Sustainability Bonds, 5.00%, 2/1/42	700	773,864
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/47	1,000	1,070,770
Santa Clara Valley Water District, CA:
Sustainability Bonds, 5.00%, 8/1/42	1,000	1,116,030
Sustainability Bonds, 5.00%, 8/1/47	2,100	2,292,906
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/48	2,500	2,401,575
Tampa Bay Water, FL, Sustainability Bonds, 5.25%, 10/1/47	3,500	3,836,315
		$15,943,743
Total Tax-Exempt Municipal Obligations (identified cost $373,929,439)		$374,547,018

Taxable Municipal Obligations — 4.0%

Security	Principal Amount (000's omitted)	Value
Education — 0.9%
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word):
1.74%, 4/1/25	$600	$ 595,080
1.99%, 4/1/26	550	529,447
2.19%, 4/1/27	600	561,258
Security	Principal Amount (000's omitted)	Value
Education (continued)
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word): (continued)
2.38%, 4/1/28	$1,190	$ 1,084,530
2.50%, 4/1/29	1,000	887,100
		$ 3,657,415
Electric Utilities — 0.4%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 2.015%, 11/1/25(1)	$745	$ 728,491
Green Bonds, 2.52%, 11/1/28(1)	1,205	1,099,177
		$1,827,668
General Obligations — 1.2%
Detroit, MI, Social Bonds, 2.96%, 4/1/27	$750	$715,178
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014):
1.702%, 8/1/30	415	355,024
1.802%, 8/1/31	400	333,768
Los Angeles, CA, Social Bonds, 5.00%, 9/1/26	3,000	3,034,320
Tustin Unified School District, CA, 1.554%, 8/1/29	535	468,831
		$4,907,121
Hospital — 0.1%
University of Wisconsin Hospitals and Clinics Authority, 2.09%, 4/1/28	$590	$543,531
		$543,531
Housing — 0.1%
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park), 2.51%, 6/15/31	$500	$445,470
		$445,470
Insured - Housing — 0.2%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AGM), 1.509%, 7/1/25	$150	$147,393
(AGM), 2.005%, 7/1/27	185	170,877
(AGM), 2.429%, 7/1/29	275	241,860
(AGM), 2.679%, 7/1/31	300	251,715
		$811,845
Lease Revenue/Certificates of Participation — 0.3%
New Jersey Economic Development Authority, (Offshore Wind Port):
Green Bonds, 5.198%, 3/1/31	$500	$501,275
Green Bonds, 5.298%, 3/1/32	500	501,915
Green Bonds, 5.398%, 3/1/33	500	502,785
		$1,505,975

5
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2024
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.8%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.211%, 6/1/25	$1,500	$ 1,486,470
Social Bonds, 2.361%, 6/1/26	2,000	1,946,281
		$ 3,432,751
Total Taxable Municipal Obligations (identified cost $17,978,663)		$ 17,131,776

Short-Term Investments — 0.0%(2)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(4)	4,672	$ 4,672
Total Short-Term Investments (identified cost $4,672)		$ 4,672
Total Investments — 99.3% (identified cost $420,292,497)		$419,141,491
Other Assets, Less Liabilities — 0.7%		$ 2,776,382
Net Assets — 100.0%		$421,917,873

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $8,620,921 or 2.0% of the Fund's net assets.
(2)	Amount is less than 0.05%.
(3)	When-issued security.
(4)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of December 31, 2024.

At December 31, 2024, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
California20.8%
Others, representing less than 10% individually76.1%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2024, 4.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 3.0% of total investments.

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
SFMR	– Single Family Mortgage Revenue
SONYMA	– State of New York Mortgage Agency

6
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2024
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $420,287,825)	$419,136,819
Investments in securities of affiliated issuers, at value (identified cost $4,672)	4,672
Receivable for investments sold	115,000
Receivable for capital shares sold	1,381,342
Interest receivable	4,534,403
Dividends receivable - affiliated	26,317
Receivable from affiliates	85,067
Trustees' deferred compensation plan	134,253
Total assets	$425,417,873
Liabilities
Payable for line of credit	$380,000
Payable for when-issued securities	1,224,392
Payable for capital shares redeemed	1,184,448
Distributions payable	245,278
Payable to affiliates:
Investment advisory fee	126,236
Administrative fee	43,573
Distribution and service fees	21,339
Sub-transfer agency fee	5,600
Trustees' deferred compensation plan	134,253
Accrued expenses	134,881
Total liabilities	$3,500,000
Net Assets	$421,917,873
Sources of Net Assets
Paid-in capital	$479,223,709
Accumulated loss	(57,305,836)
Net Assets	$421,917,873
Class A Shares
Net Assets	$96,625,008
Shares Outstanding	6,334,450
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.25
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$15.76
Class C Shares
Net Assets	$652,798
Shares Outstanding	42,795
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$15.25
7
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2024
Statement of Assets and Liabilities — continued

December 31, 2024
Class I Shares
Net Assets	$324,640,067
Shares Outstanding	21,228,620
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.29

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
8
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2024
Statement of Operations

Year Ended
December 31, 2024
Investment Income
Dividend income - affiliated issuers	$232,782
Interest income	15,943,969
Total investment income	$16,176,751
Expenses
Investment advisory fee	$1,511,819
Administrative fee	518,338
Distribution and service fees:
Class A	252,877
Class C	8,503
Trustees' fees and expenses	26,359
Custodian fees	6,145
Transfer agency fees and expenses	297,428
Accounting fees	99,404
Professional fees	47,784
Registration fees	57,343
Reports to shareholders	24,916
Miscellaneous	112,167
Total expenses	$2,963,083
Waiver and/or reimbursement of expenses by affiliates	$(547,912)
Net expenses	$2,415,171
Net investment income	$13,761,580
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$1,196,871
Futures contracts	(40,979)
Net realized gain	$1,155,892
Change in unrealized appreciation (depreciation):
Investment securities	$(7,521,719)
Futures contracts	386,452
Net change in unrealized appreciation (depreciation)	$(7,135,267)
Net realized and unrealized loss	$(5,979,375)
Net increase in net assets from operations	$7,782,205
9
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2024
Statements of Changes in Net Assets

	Year Ended December 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$13,761,580	$12,915,806
Net realized gain (loss)	1,155,892	(4,978,955)
Net change in unrealized appreciation (depreciation)	(7,135,267)	15,080,940
Net increase in net assets from operations	$7,782,205	$23,017,791
Distributions to shareholders:
Class A	$(3,034,082)	$(2,923,960)
Class C	(19,019)	(24,917)
Class I	(10,715,592)	(9,966,890)
Total distributions to shareholders	$(13,768,693)	$(12,915,767)
Capital share transactions:
Class A	$(7,141,102)	$(7,481,910)
Class C	(512,994)	(312,408)
Class I	(7,865,221)	14,919,922
Net increase (decrease) in net assets from capital share transactions	$(15,519,317)	$7,125,604
Net increase (decrease) in net assets	$(21,505,805)	$17,227,628
Net Assets
At beginning of year	$443,423,678	$426,196,050
At end of year	$421,917,873	$443,423,678
10
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2024
Financial Highlights

	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$15.46	$15.06	$16.69	$16.83	$16.36
Income (Loss) From Operations
Net investment income(1)	$0.46	$0.41	$0.26	$0.17	$0.24
Net realized and unrealized gain (loss)	(0.21)	0.40	(1.63)	(0.14)	0.47
Total income (loss) from operations	$0.25	$0.81	$(1.37)	$0.03	$0.71
Less Distributions
From net investment income	$(0.46)	$(0.41)	$(0.26)	$(0.17)	$(0.24)
Total distributions	$(0.46)	$(0.41)	$(0.26)	$(0.17)	$(0.24)
Net asset value — End of year	$15.25	$15.46	$15.06	$16.69	$16.83
Total Return(2)	1.65%	5.50%	(8.20)%	0.19%	4.38%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$96,625	$105,114	$109,974	$128,437	$128,384
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.88%	0.89%	0.88%	0.87%	0.88%
Net expenses	0.75%(4)	0.75%(4)	0.75%(4)	0.75%	0.75%
Net investment income	3.00%	2.73%	1.69%	1.02%	1.45%
Portfolio Turnover	37%	54%	88%	18%	14%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
11
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2024
Financial Highlights — continued

	Class C
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$15.46	$15.06	$16.69	$16.83	$16.36
Income (Loss) From Operations
Net investment income(1)	$0.34	$0.30	$0.14	$0.04	$0.11
Net realized and unrealized gain (loss)	(0.20)	0.40	(1.62)	(0.13)	0.48
Total income (loss) from operations	$0.14	$0.70	$(1.48)	$(0.09)	$0.59
Less Distributions
From net investment income	$(0.35)	$(0.30)	$(0.15)	$(0.05)	$(0.12)
Total distributions	$(0.35)	$(0.30)	$(0.15)	$(0.05)	$(0.12)
Net asset value — End of year	$15.25	$15.46	$15.06	$16.69	$16.83
Total Return(2)	0.89%	4.71%	(8.89)%	(0.56)%	3.60%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$653	$1,179	$1,462	$2,258	$2,249
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.63%	1.64%	1.63%	1.62%	1.62%
Net expenses	1.50%(4)	1.50%(4)	1.50%(4)	1.50%	1.50%
Net investment income	2.24%	1.97%	0.89%	0.27%	0.67%
Portfolio Turnover	37%	54%	88%	18%	14%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
12
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2024
Financial Highlights — continued

	Class I
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$15.50	$15.10	$16.73	$16.88	$16.40
Income (Loss) From Operations
Net investment income(1)	$0.50	$0.45	$0.30	$0.21	$0.26
Net realized and unrealized gain (loss)	(0.21)	0.40	(1.63)	(0.15)	0.50
Total income (loss) from operations	$0.29	$0.85	$(1.33)	$0.06	$0.76
Less Distributions
From net investment income	$(0.50)	$(0.45)	$(0.30)	$(0.21)	$(0.28)
Total distributions	$(0.50)	$(0.45)	$(0.30)	$(0.21)	$(0.28)
Net asset value — End of year	$15.29	$15.50	$15.10	$16.73	$16.88
Total Return(2)	1.91%	5.75%	(7.94)%	0.38%	4.69%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$324,640	$337,131	$314,760	$304,069	$242,113
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.63%	0.64%	0.63%	0.62%	0.63%
Net expenses	0.50%(4)	0.50%(4)	0.50%(4)	0.50%	0.50%
Net investment income	3.25%	2.97%	1.97%	1.27%	1.59%
Portfolio Turnover	37%	54%	88%	18%	14%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
13
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Responsible Municipal Income Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide current income exempt from regular federal income tax. The Fund invests primarily in municipal bonds whose issuers the investment adviser determines operate in a manner consistent with or promote the Calvert Principles for Responsible Investment.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
14

Calvert
Responsible Municipal Income Fund
December 31, 2024
Notes to Financial Statements — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$10,400,187	$ —	$10,400,187
Tax-Exempt Mortgage-Backed Securities	—	17,057,838	—	17,057,838
Tax-Exempt Municipal Obligations	—	374,547,018	—	374,547,018
Taxable Municipal Obligations	—	17,131,776	—	17,131,776
Short-Term Investments	4,672	—	—	4,672
Total Investments	$4,672	$419,136,819	$ —	$419,141,491
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
15

Calvert
Responsible Municipal Income Fund
December 31, 2024
Notes to Financial Statements — continued

Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
J  Segment Reporting— During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President has been designated as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s Financial Statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.35% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2024, the investment advisory fee amounted to $1,511,819.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, the investment advisory fee paid was reduced by $6,540 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.75%, 1.50% and 0.50% for Class A, Class C and Class I, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2025. For the year ended December 31, 2024, CRM waived and/or reimbursed expenses of $541,372.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the year ended December 31, 2024, CRM was paid administrative fees of $518,338.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended December 31, 2024 amounted to $252,877 and $8,503 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $3,709 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2024. The Fund was also informed that EVD received less than $100 of contingent deferred sales charges paid by Class A and no CDSCs paid by Class C shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $17,153 and are included in transfer agency fees and expenses on the Statement of Operations.
16

Calvert
Responsible Municipal Income Fund
December 31, 2024
Notes to Financial Statements — continued

Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended December 31, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities and including maturities and paydowns, were $159,118,497 and $171,494,428, respectively.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2024 and December 31, 2023 was as follows:
	Year Ended December 31,
	2024	2023
Tax-exempt income	$12,925,931	$11,830,022
Ordinary income	$842,762	$1,085,745
As of December 31, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$535,226
Deferred capital losses	(56,438,771)
Net unrealized depreciation	(1,157,013)
Distributions payable	(245,278)
Accumulated loss	$(57,305,836)
At December 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $56,438,771 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2024, $8,535,642 are short-term and $47,903,129 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$420,298,504
Gross unrealized appreciation	$6,034,998
Gross unrealized depreciation	(7,192,011)
Net unrealized depreciation	$(1,157,013)
5  Financial Instruments
During the year ended December 31, 2024, the Fund used futures contracts to hedge interest rate risk and to manage duration. At December 31, 2024, there were no obligations outstanding under these financial instruments.
17

Calvert
Responsible Municipal Income Fund
December 31, 2024
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended December 31, 2024 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ (40,979)	$ 386,452
The average notional cost of futures contracts (short) outstanding during the year ended December 31, 2024 was approximately $3,968,000.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
At December 31, 2024, the Fund had a balance outstanding pursuant to this line of credit of $380,000 at an annual interest rate of 5.33%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at December 31, 2024. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2024. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2024.
7  Affiliated Investments
At December 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $4,672, which represents less than 0.05% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,830,860	$145,944,488	$(147,770,676)	$ —	$ —	$4,672	$232,782	4,672
8  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	462,346	$7,111,559	546,377	$8,234,692
Reinvestment of distributions	179,729	2,754,940	177,635	2,674,860
Shares redeemed	(1,107,593)	(17,007,601)	(1,224,324)	(18,391,462)
Net decrease	(465,518)	$(7,141,102)	(500,312)	$(7,481,910)
18

Calvert
Responsible Municipal Income Fund
December 31, 2024
Notes to Financial Statements — continued

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class C
Shares sold	1,125	$17,298	9,898	$149,538
Reinvestment of distributions	1,230	18,842	1,630	24,555
Shares redeemed	(35,798)	(549,134)	(32,319)	(486,501)
Net decrease	(33,443)	$(512,994)	(20,791)	$(312,408)
Class I
Shares sold	5,953,717	$91,623,300	10,066,669	$151,786,106
Reinvestment of distributions	518,776	7,972,779	476,559	7,192,443
Shares redeemed	(6,997,766)	(107,461,300)	(9,630,129)	(144,058,627)
Net increase (decrease)	(525,273)	$(7,865,221)	913,099	$14,919,922
19

Calvert
Responsible Municipal Income Fund
December 31, 2024
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Calvert Management Series and Shareholders of Calvert Responsible Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Calvert Responsible Municipal Income Fund (the “Fund”) (one of the funds constituting Calvert Management Series), including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended December 31, 2020 were audited by other auditors whose report, dated February 22, 2021, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 21, 2025
We have served as the auditor of one or more Calvert investment companies since 2021.
20

Calvert
Responsible Municipal Income Fund
December 31, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2025 showed the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended December 31, 2024, the Fund designates 93.88% of distributions from net investment income as an exempt-interest dividend.
21

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CTTLX-NCSR 12.31.24

Calvert
Emerging Markets Focused Growth Fund
Annual Financial Statements and
Additional Information
December 31, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2024
Calvert
Emerging Markets Focused Growth Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Emerging Markets Focused Growth Fund
December 31, 2024
Schedule of Investments

Common Stocks — 91.5%

Security	Shares	Value
Brazil — 20.9%
Banco BTG Pactual SA	853	$ 3,752
Itau Unibanco Holding SA, PFC Shares	15,979	79,047
Localiza Rent a Car SA	41,552	216,427
MercadoLibre, Inc.(1)	269	457,418
NU Holdings Ltd., Class A(1)	13,424	139,073
Raia Drogasil SA	35,050	124,760
WEG SA	19,545	166,774
		$1,187,251
India — 35.7%
Astral Ltd.	8,852	$170,677
Axis Bank Ltd.	5,246	65,051
Bajaj Finance Ltd.	78	6,202
Bharti Airtel Ltd.	12,947	239,722
GMR Airports Ltd.(1)	155,289	141,927
HDFC Bank Ltd.	12,754	263,757
HDFC Bank Ltd. ADR	1,948	124,399
ICICI Bank Ltd.	14,720	219,944
Laurus Labs Ltd.(2)	1,801	12,657
Mahindra & Mahindra Ltd.	1,685	58,980
Timken India Ltd.	1,641	59,745
Titan Co. Ltd.	4,949	187,616
Trent Ltd.	1,617	134,163
TVS Motor Co. Ltd.	7,982	220,350
Zomato Ltd.(1)	37,786	122,402
		$2,027,592
Indonesia — 2.3%
Bank Central Asia Tbk. PT	118,700	$71,148
Bank Mandiri Persero Tbk. PT	176,400	62,093
		$133,241
Mexico — 5.8%
Fomento Economico Mexicano SAB de CV ADR	1,154	$98,656
Grupo Financiero Banorte SAB de CV, Class O	26,086	168,093
Wal-Mart de Mexico SAB de CV	23,610	62,142
		$328,891
Poland — 0.3%
Dino Polska SA(1)(2)	154	$14,567
		$14,567
Taiwan — 21.9%
E Ink Holdings, Inc.	20,000	$166,535
Taiwan Semiconductor Manufacturing Co. Ltd.	23,000	747,500
Unimicron Technology Corp.	38,000	162,829
Voltronic Power Technology Corp.	3,000	169,815
		$1,246,679
Security	Shares	Value
Uruguay — 4.6%
Globant SA(1)	1,222	$ 262,021
		$ 262,021
Total Common Stocks (identified cost $4,872,827)		$5,200,242

Short-Term Investments — 9.1%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(3)	513,863	$ 513,863
Total Short-Term Investments (identified cost $513,863)		$ 513,863

Total Investments — 100.6% (identified cost $5,386,690)	$5,714,105
Other Assets, Less Liabilities — (0.6)%	$ (31,766)
Net Assets — 100.0%	$5,682,339

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $27,224 or 0.5% of the Fund's net assets.
(3)	May be deemed to be an affiliated investment company (see Note 6). The rate shown is the annualized seven-day yield as of December 31, 2024.
At December 31, 2024, the concentration of the Fund's investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Information Technology	23.5%
Financials	21.2
Consumer Discretionary	20.8
Industrials	16.3
Consumer Staples	5.3
Communication Services	4.2
Health Care	0.2
Total	91.5%

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares

1
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
December 31, 2024
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $4,872,827)	$5,200,242
Investments in securities of affiliated issuers, at value (identified cost $513,863)	513,863
Dividends receivable	12,646
Dividends receivable - affiliated	1,528
Receivable from affiliates	67,101
Trustees' deferred compensation plan	33
Total assets	$5,795,413
Liabilities
Payable for foreign capital gains taxes	$36,792
Payable to affiliates:
Investment advisory fee	3,691
Administrative fee	598
Distribution and service fees	64
Sub-transfer agency fee	62
Trustees' deferred compensation plan	33
Payable for professional fees	66,215
Accrued expenses	5,619
Total liabilities	$113,074
Net Assets	$5,682,339
Sources of Net Assets
Paid-in capital	$5,140,361
Distributable earnings	541,978
Net Assets	$5,682,339
Class A Shares
Net Assets	$65,227
Shares Outstanding	5,944
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.97
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$11.58
Class C Shares
Net Assets	$55,813
Shares Outstanding	5,149
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.84
Class I Shares
Net Assets	$5,500,360
Shares Outstanding	499,819
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.00
2
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
December 31, 2024
Statement of Assets and Liabilities — continued

December 31, 2024
Class R6 Shares
Net Assets	$60,939
Shares Outstanding	5,537
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$11.00

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
3
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
December 31, 2024
Statement of Operations

Year Ended
December 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $10,905)	$64,786
Dividend income - affiliated issuers	10,633
Total investment income	$75,419
Expenses
Investment advisory fee	$44,552
Administrative fee	7,128
Distribution and service fees:
Class A	164
Class C	587
Trustees' fees and expenses	442
Custodian fees	11,541
Transfer agency fees and expenses	373
Accounting fees	980
Professional fees	147,302
Offering costs	47,705
Registration fees	57,716
Reports to shareholders	4,338
Miscellaneous	6,145
Total expenses	$328,973
Waiver and/or reimbursement of expenses by affiliates	$(269,700)
Net expenses	$59,273
Net investment income	$16,146
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities (net of foreign capital gains taxes of $50,606)	$458,539
Foreign currency transactions	(8,788)
Net realized gain	$449,751
Change in unrealized appreciation (depreciation):
Investment securities (including net decrease in payable for foreign capital gains taxes of $23,598)	$(424,851)
Foreign currency	(396)
Net change in unrealized appreciation (depreciation)	$(425,247)
Net realized and unrealized gain	$24,504
Net increase in net assets from operations	$40,650
4
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
December 31, 2024
Statements of Changes in Net Assets

	Year Ended December 31, 2024	Period Ended December 31, 2023(1)
Increase (Decrease) in Net Assets
From operations:
Net investment income	$16,146	$16,167
Net realized gain (loss)	449,751	(103,584)
Net change in unrealized appreciation (depreciation)	(425,247)	715,533
Net increase in net assets from operations	$40,650	$628,116
Distributions to shareholders:
Class A	$(1,885)	$ —
Class C	(1,636)	—
Class I	(158,883)	(6,451)
Class R6	(1,760)	(67)
Total distributions to shareholders	$(164,164)	$(6,518)
Capital share transactions:
Class A	$10,882	$50,000
Class C	1,636	50,000
Class I	158,883	4,856,451
Class R6	6,336	50,067
Net increase in net assets from capital share transactions	$177,737	$5,006,518
Net increase in net assets	$54,223	$5,628,116
Net Assets
At beginning of period	$5,628,116	$ —
At end of period	$5,682,339	$5,628,116

(1)	For the period from the commencement of operations, May 31, 2023, to December 31, 2023.
5
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
December 31, 2024
Financial Highlights

	Class A
	Year Ended December 31, 2024	Period Ended December 31, 2023(1)
Net asset value — Beginning of period	$11.24	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.01	$0.02
Net realized and unrealized gain	0.05	1.22
Total income from operations	$0.06	$1.24
Less Distributions
From net realized gain	$(0.33)	$ —
Total distributions	$(0.33)	$ —
Net asset value — End of period	$10.97	$11.24
Total Return(3)	0.47%	12.40%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$65	$56
Ratios (as a percentage of average daily net assets):(5)
Total expenses	5.80%	5.64%(6)
Net expenses	1.24%(7)	1.24%(6)(7)
Net investment income	0.05%	0.30%(6)
Portfolio Turnover	50%	29%(4)

(1)	For the period from the commencement of operations, May 31, 2023, to December 31, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the year ended December 31, 2024 and the period ended December 31, 2023, respectively).
6
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
December 31, 2024
Financial Highlights — continued

	Class C
	Year Ended December 31, 2024	Period Ended December 31, 2023(1)
Net asset value — Beginning of period	$11.19	$10.00
Income (Loss) From Operations
Net investment loss(2)	$(0.08)	$(0.03)
Net realized and unrealized gain	0.06	1.22
Total income (loss) from operations	$(0.02)	$1.19
Less Distributions
From net realized gain	$(0.33)	$ —
Total distributions	$(0.33)	$ —
Net asset value — End of period	$10.84	$11.19
Total Return(3)	(0.25)%	11.90%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$56	$56
Ratios (as a percentage of average daily net assets):(5)
Total expenses	6.52%	6.39%(6)
Net expenses	1.99%(7)	1.99%(6)(7)
Net investment loss	(0.71)%	(0.45)%(6)
Portfolio Turnover	50%	29%(4)

(1)	For the period from the commencement of operations, May 31, 2023, to December 31, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the year ended December 31, 2024 and the period ended December 31, 2023, respectively).
7
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
December 31, 2024
Financial Highlights — continued

	Class I
	Year Ended December 31, 2024	Period Ended December 31, 2023(1)
Net asset value — Beginning of period	$11.24	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.03	$0.03
Net realized and unrealized gain	0.06	1.22
Total income from operations	$0.09	$1.25
Less Distributions
From net investment income	$ —	$(0.01)
From net realized gain	(0.33)	—
Total distributions	$(0.33)	$(0.01)
Net asset value — End of period	$11.00	$11.24
Total Return(3)	0.73%	12.53%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,500	$5,460
Ratios (as a percentage of average daily net assets):(5)
Total expenses	5.52%	5.40%(6)
Net expenses	0.99%(7)	0.99%(6)(7)
Net investment income	0.28%	0.55%(6)
Portfolio Turnover	50%	29%(4)

(1)	For the period from the commencement of operations, May 31, 2023, to December 31, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the year ended December 31, 2024 and the period ended December 31, 2023, respectively).
8
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
December 31, 2024
Financial Highlights — continued

	Class R6
	Year Ended December 31, 2024	Period Ended December 31, 2023(1)
Net asset value — Beginning of period	$11.24	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.03	$0.03
Net realized and unrealized gain	0.06	1.22
Total income from operations	$0.09	$1.25
Less Distributions
From net investment income	$ —	$(0.01)
From net realized gain	(0.33)	—
Total distributions	$(0.33)	$(0.01)
Net asset value — End of period	$11.00	$11.24
Total Return(3)	0.73%	12.54%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$61	$56
Ratios (as a percentage of average daily net assets):(5)
Total expenses	5.55%	5.39%(6)
Net expenses	0.99%(7)	0.99%(6)(7)
Net investment income	0.28%	0.55%(6)
Portfolio Turnover	50%	29%(4)

(1)	For the period from the commencement of operations, May 31, 2023, to December 31, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the year ended December 31, 2024 and the period ended December 31, 2023, respectively).
9
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
December 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Emerging Markets Focused Growth Fund (the Fund) is a non-diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is total return. The Fund invests primarily in equity securities of companies located in emerging market countries.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
10

Calvert
Emerging Markets Focused Growth Fund
December 31, 2024
Notes to Financial Statements — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$596,491	$590,760	$ —	$1,187,251
India	124,399	1,903,193	—	2,027,592
Indonesia	—	133,241	—	133,241
Mexico	328,891	—	—	328,891
Poland	—	14,567	—	14,567
Taiwan	—	1,246,679	—	1,246,679
Uruguay	262,021	—	—	262,021
Total Common Stocks	$1,311,802	$3,888,440(1)	$ —	$5,200,242
Short-Term Investments	$513,863	$ —	$ —	$513,863
Total Investments	$1,825,665	$3,888,440	$ —	$5,714,105

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service
11

Calvert
Emerging Markets Focused Growth Fund
December 31, 2024
Notes to Financial Statements — continued

providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Offering Costs— Offering costs incurred in connection with the initial offering of the Fund’s shares are amortized on a straight-line basis over twelve months from commencement of operations of the Fund. Unamortized offering costs, if any, are reflected as deferred offering costs on the Statement of Assets and Liabilities.
J  Segment Reporting— During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President has been designated as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s Financial Statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.75% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2024, the investment advisory fee amounted to $44,552.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Morgan Stanley Investment Management Company (MSIM Company). CRM pays MSIM Company a portion of its investment advisory fee for sub-advisory services provided to the Fund. MSIM Company is a wholly-owned subsidiary of Morgan Stanley.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, the investment advisory fee paid was reduced by $309 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.24%, 1.99%, 0.99% and 0.99% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2025. For the year ended December 31, 2024, CRM waived and/or reimbursed expenses of $269,391.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the year ended December 31, 2024, CRM was paid administrative fees of $7,128.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended December 31, 2024 amounted to $164 and $587 for Class A shares and Class C shares, respectively.
12

Calvert
Emerging Markets Focused Growth Fund
December 31, 2024
Notes to Financial Statements — continued

The Fund was informed that EVD received no sales charge on sales of Class A shares for the year ended December 31, 2024 and no contingent deferred sales charges paid by Class A and Class C shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $100 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended December 31, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $2,842,694 and $3,202,338, respectively.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the year ended December 31, 2024 and the period ended December 31, 2023 was as follows:
	Year Ended December 31, 2024	Period Ended December 31, 2023
Ordinary income	$221	$6,518
Long-term capital gains	$163,943	$ —
During the year ended December 31, 2024, distributable earnings was increased by $31,888 and paid-in capital was decreased by $31,888 due to differences between book and tax accounting, primarily for net operating losses. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
Undistributed long-term capital gains	$266,301
Late year ordinary losses	(1,058)
Net unrealized appreciation	287,036
Other temporary differences	(10,301)
Distributable earnings	$541,978
At December 31, 2024, the Fund had a late year ordinary loss of $1,058, related to certain specified losses realized after October 31, 2024, which it has elected to defer to the following taxable year pursuant to income tax regulations.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$5,389,939
Gross unrealized appreciation	$832,086
Gross unrealized depreciation	(507,920)
Net unrealized appreciation	$324,166
13

Calvert
Emerging Markets Focused Growth Fund
December 31, 2024
Notes to Financial Statements — continued

5  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the year ended December 31, 2024.
6  Affiliated Investments
At December 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $513,863, which represents 9.1% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$116,094	$2,435,654	$(2,037,885)	$ —	$ —	$513,863	$10,633	513,863
7  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Period Ended December 31, 2023(1)
	Shares	Amount	Shares	Amount
Class A
Shares sold	775	$8,997	5,000	$50,000
Reinvestment of distributions	169	1,885	—	—
Net increase	944	$10,882	5,000	$50,000
Class C
Shares sold	—	$ —	5,000	$50,000
Reinvestment of distributions	149	1,636	—	—
Net increase	149	$1,636	5,000	$50,000
Class I
Shares sold	—	$ —	485,000	$4,850,000
Reinvestment of distributions	14,237	158,883	582	6,451
Net increase	14,237	$158,883	485,582	$4,856,451
14

Calvert
Emerging Markets Focused Growth Fund
December 31, 2024
Notes to Financial Statements — continued

	Year Ended December 31, 2024		Period Ended December 31, 2023(1)
	Shares	Amount	Shares	Amount
Class R6
Shares sold	373	$4,576	5,000	$50,000
Reinvestment of distributions	158	1,760	6	67
Net increase	531	$6,336	5,006	$50,067

(1)	For the period from the commencement of operations, May 31, 2023, to December 31, 2023.
At December 31, 2024, EVM owned 99.8% of the value of the outstanding shares of the Fund.
8  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
15

Calvert
Emerging Markets Focused Growth Fund
December 31, 2024
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Calvert Management Series and Shareholders of Calvert Emerging Markets Focused Growth Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Calvert Emerging Markets Focused Growth Fund (the “Fund”) (one of the funds constituting Calvert Management Series), including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period from May 31, 2023 (commencement of operations) to December 31, 2023, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from May 31, 2023 to December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 21, 2025
We have served as the auditor of one or more Calvert investment companies since 2021.
16

Calvert
Emerging Markets Focused Growth Fund
December 31, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2025 showed the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, 163(j) interest dividends, the foreign tax credit and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2024, the Fund designates approximately $29,479, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
163(j) Interest Dividends. For the fiscal year ended December 31, 2024, the Fund designates 99.98% of distributions from net investment income as a 163(j) interest dividend.
Foreign Tax Credit. For the fiscal year ended December 31, 2024, the Fund paid foreign taxes of $61,197 and recognized foreign source income of $68,435.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $430,244 or, if subsequently determined to be different, the net capital gain of such year.
17

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CEMAX-NCSR 12.31.24

Calvert
Small/Mid-Cap Fund
Annual Financial Statements and
Additional Information
December 31, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2024
Calvert
Small/Mid-Cap Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Small/Mid-Cap Fund
December 31, 2024
Schedule of Investments

Common Stocks — 99.2%

Security	Shares	Value
Aerospace & Defense — 2.1%
Hexcel Corp.	4,561	$ 285,974
Woodward, Inc.	2,466	410,392
		$ 696,366
Automobile Components — 2.6%
Dorman Products, Inc.(1)	6,490	$ 840,779
		$ 840,779
Banks — 6.9%
Commerce Bancshares, Inc.	14,926	$ 930,039
First Financial Bankshares, Inc.	18,414	663,825
SouthState Corp.	6,623	658,856
		$2,252,720
Biotechnology — 1.5%
Neurocrine Biosciences, Inc.(1)	3,652	$498,498
		$498,498
Building Products — 4.9%
A.O. Smith Corp.	5,712	$389,616
AAON, Inc.	5,385	633,707
AZEK Co., Inc.(1)	12,160	577,235
		$1,600,558
Capital Markets — 4.2%
LPL Financial Holdings, Inc.	1,720	$561,597
Tradeweb Markets, Inc., Class A	6,301	824,927
		$1,386,524
Chemicals — 2.1%
Balchem Corp.	1,922	$313,277
Quaker Chemical Corp.	2,691	378,785
		$692,062
Commercial Services & Supplies — 0.8%
Rentokil Initial PLC ADR	10,680	$270,418
		$270,418
Consumer Staples Distribution & Retail — 2.3%
Casey's General Stores, Inc.	334	$132,341
Performance Food Group Co.(1)	7,352	621,611
		$753,952
Containers & Packaging — 2.7%
AptarGroup, Inc.	5,610	$881,331
		$881,331
Security	Shares	Value
Distributors — 0.8%
LKQ Corp.	6,844	$ 251,517
		$ 251,517
Electric Utilities — 0.9%
Alliant Energy Corp.	5,110	$ 302,205
		$ 302,205
Electronic Equipment, Instruments & Components — 2.2%
Badger Meter, Inc.	1,857	$ 393,907
CDW Corp.	1,938	337,289
		$731,196
Financial Services — 0.6%
Euronet Worldwide, Inc.(1)	1,814	$186,552
		$186,552
Food Products — 0.4%
Lancaster Colony Corp.	781	$135,222
		$135,222
Ground Transportation — 1.4%
Landstar System, Inc.	2,656	$456,460
		$456,460
Health Care Equipment & Supplies — 2.6%
Cooper Cos., Inc.(1)	5,277	$485,115
Neogen Corp.(1)	10,099	122,602
Teleflex, Inc.	1,274	226,746
		$834,463
Health Care Providers & Services — 3.8%
Addus HomeCare Corp.(1)	5,823	$729,913
Chemed Corp.	961	509,138
		$1,239,051
Hotels, Restaurants & Leisure — 6.6%
Aramark	16,595	$619,159
Domino's Pizza, Inc.	1,002	420,600
Texas Roadhouse, Inc.	948	171,048
Wyndham Hotels & Resorts, Inc.	9,324	939,766
		$2,150,573
Household Durables — 1.4%
Meritage Homes Corp.	880	$135,362
NVR, Inc.(1)	40	327,156
		$462,518

1

Calvert
Small/Mid-Cap Fund
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Household Products — 1.1%
Church & Dwight Co., Inc.	3,298	$ 345,334
		$ 345,334
Industrial REITs — 2.9%
EastGroup Properties, Inc.	3,485	$ 559,308
Rexford Industrial Realty, Inc.	9,643	372,798
		$ 932,106
Insurance — 9.7%
American Financial Group, Inc.	3,511	$ 480,761
First American Financial Corp.	5,324	332,431
Kinsale Capital Group, Inc.	744	346,057
Ryan Specialty Holdings, Inc.	5,190	332,990
Selective Insurance Group, Inc.	5,843	546,437
W.R. Berkley Corp.	8,190	479,279
White Mountains Insurance Group Ltd.	323	628,254
		$3,146,209
Life Sciences Tools & Services — 1.2%
Avantor, Inc.(1)	19,186	$404,249
		$404,249
Machinery — 10.4%
Albany International Corp., Class A	5,975	$477,821
Atmus Filtration Technologies, Inc.	10,582	414,603
Donaldson Co., Inc.	5,822	392,112
ESCO Technologies, Inc.	3,366	448,385
Franklin Electric Co., Inc.	4,624	450,609
Graco, Inc.	6,022	507,594
Middleby Corp.(1)	3,277	443,869
Nordson Corp.	1,281	268,036
		$3,403,029
Media — 0.5%
John Wiley & Sons, Inc., Class A	3,441	$150,406
		$150,406
Multi-Utilities — 0.9%
CMS Energy Corp.	4,320	$287,928
		$287,928
Professional Services — 4.3%
CBIZ, Inc.(1)	12,139	$993,334
Dayforce, Inc.(1)(2)	5,543	402,644
		$1,395,978
Residential REITs — 2.3%
Equity LifeStyle Properties, Inc.	11,149	$742,523
		$742,523
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 2.9%
Allegro MicroSystems, Inc.(1)	12,306	$ 269,009
Diodes, Inc.(1)	5,105	314,825
Teradyne, Inc.	1,612	202,983
Universal Display Corp.	1,044	152,633
		$ 939,450
Software — 5.4%
CCC Intelligent Solutions Holdings, Inc.(1)	46,442	$ 544,765
Clearwater Analytics Holdings, Inc., Class A(1)	10,166	279,768
nCino, Inc.(1)	4,572	153,528
Progress Software Corp.	2,380	155,057
SPS Commerce, Inc.(1)	1,550	285,185
Tyler Technologies, Inc.(1)	582	335,604
		$1,753,907
Specialized REITs — 0.9%
CubeSmart	6,841	$293,137
		$293,137
Specialty Retail — 2.9%
Burlington Stores, Inc.(1)	1,304	$371,718
Group 1 Automotive, Inc.	858	361,630
RH(1)	503	197,976
		$931,324
Trading Companies & Distributors — 3.0%
Core & Main, Inc., Class A(1)	15,123	$769,912
Herc Holdings, Inc.	1,049	198,607
		$968,519
Total Common Stocks (identified cost $23,711,670)		$32,317,064

Short-Term Investments — 1.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(3)	416,828	$ 416,828
Total Short-Term Investments (identified cost $416,828)		$ 416,828
Total Investments — 100.5% (identified cost $24,128,498)		$32,733,892
Other Assets, Less Liabilities — (0.5)%		$ (163,761)
Net Assets — 100.0%		$32,570,131

2

Calvert
Small/Mid-Cap Fund
December 31, 2024
Schedule of Investments — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $391,312.
(3)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of December 31, 2024.

Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
3

Calvert
Small/Mid-Cap Fund
December 31, 2024
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $23,711,670) - including $391,312 of securities on loan	$32,317,064
Investments in securities of affiliated issuers, at value (identified cost $416,828)	416,828
Receivable for capital shares sold	4,934
Dividends receivable	22,555
Dividends receivable - affiliated	1,534
Securities lending income receivable	106
Receivable from affiliates	15,180
Trustees' deferred compensation plan	144
Total assets	$32,778,345
Liabilities
Payable for capital shares redeemed	$113,289
Payable to affiliates:
Investment advisory fee	14,520
Administrative fee	3,462
Distribution and service fees	5,945
Sub-transfer agency fee	3,093
Trustees' deferred compensation plan	144
Payable for professional fees	43,426
Accrued expenses	24,335
Total liabilities	$208,214
Net Assets	$32,570,131
Sources of Net Assets
Paid-in capital	$18,795,746
Distributable earnings	13,774,385
Net Assets	$32,570,131
Class A Shares
Net Assets	$26,528,824
Shares Outstanding	1,034,910
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$25.63
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$27.05
Class C Shares
Net Assets	$58,027
Shares Outstanding	2,891
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$20.07
4
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
December 31, 2024
Statement of Assets and Liabilities — continued

December 31, 2024
Class I Shares
Net Assets	$5,983,280
Shares Outstanding	222,627
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$26.88

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
5
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
December 31, 2024
Statement of Operations

Year Ended
December 31, 2024
Investment Income
Dividend income	$595,487
Dividend income - affiliated issuers	71,842
Securities lending income, net	7,647
Total investment income	$674,976
Expenses
Investment advisory fee	$298,691
Administrative fee	70,976
Distribution and service fees:
Class A	67,606
Class C	492
Trustees' fees and expenses	4,077
Custodian fees	2,252
Transfer agency fees and expenses	35,468
Accounting fees	14,910
Professional fees	52,188
Registration fees	87,392
Reports to shareholders	15,018
Interest expense and fees	6,547
Miscellaneous	18,759
Total expenses	$674,376
Waiver and/or reimbursement of expenses by affiliates	$(76,472)
Net expenses	$597,904
Net investment income	$77,072
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$9,376,199(1)
Net realized gain	$9,376,199
Change in unrealized appreciation (depreciation):
Investment securities	$(2,429,597)
Net change in unrealized appreciation (depreciation)	$(2,429,597)
Net realized and unrealized gain	$6,946,602
Net increase in net assets from operations	$7,023,674

(1)	Includes $615,678 of net realized gains from redemptions in-kind.
6
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
December 31, 2024
Statements of Changes in Net Assets

	Year Ended December 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss)	$77,072	$(6,135)
Net realized gain	9,376,199(1)	1,259,307
Net change in unrealized appreciation (depreciation)	(2,429,597)	5,279,875
Net increase in net assets from operations	$7,023,674	$6,533,047
Distributions to shareholders:
Class A	$(1,829,477)	$(171,518)
Class C	(5,404)	(528)
Class I	(400,591)	(138,983)
Total distributions to shareholders	$(2,235,472)	$(311,029)
Capital share transactions:
Class A	$(1,474,258)	$(2,133,476)
Class C	(7,854)	(156,411)
Class I	(31,961,062)	5,206,467
Net increase (decrease) in net assets from capital share transactions	$(33,443,174)	$2,916,580
Net increase (decrease) in net assets	$(28,654,972)	$9,138,598
Net Assets
At beginning of year	$61,225,103	$52,086,505
At end of year	$32,570,131	$61,225,103

Financial information from January 1, 2023 through the close of business on September 15, 2023 is for the Eaton Vance Special Equities Fund, which was reorganized into the Calvert Small/Mid-Cap Fund as of the close of business on September 15, 2023. See Notes 1 and 9 to Financial Statements.
(1)	Includes $615,678 of net realized gains from redemptions in-kind.
7
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
December 31, 2024
Financial Highlights

	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$24.84	$22.04	$27.86	$26.63	$24.30
Income (Loss) From Operations
Net investment income (loss)(1)	$0.00(2)	$(0.03)	$(0.03)	$(0.09)	$(0.03)
Net realized and unrealized gain (loss)	2.63	2.99	(4.70)	5.02	3.09
Total income (loss) from operations	$2.63	$2.96	$(4.73)	$4.93	$3.06
Less Distributions
From net investment income	$(0.04)	$ —	$ —	$ —	$ —
From net realized gain	(1.80)	(0.16)	(1.09)	(3.70)	(0.73)
Total distributions	$(1.84)	$(0.16)	$(1.09)	$(3.70)	$(0.73)
Net asset value — End of year	$25.63	$24.84	$22.04	$27.86	$26.63
Total Return(3)	10.25%	13.44%	(17.09)%	18.87%	12.81%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$26,529	$27,175	$26,123	$35,483	$33,253
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.30%	1.27%	1.25%	1.18%	1.33%
Net expenses	1.15%(5)(6)	1.18%(5)	1.20%(5)	1.18%	1.20%
Net investment income (loss)	0.01%	(0.13)%	(0.14)%	(0.29)%	(0.12)%
Portfolio Turnover	42%	43%	40%	58%	41%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
(6)	Includes interest expense of 0.01% of average daily net assets for the year ended December 31, 2024.
Financial information from January 1, 2020 through the close of business on September 15, 2023 is for the Eaton Vance Special Equities Fund, which was reorganized into the Calvert Small/Mid-Cap Fund as of the close of business on September 15, 2023. See Notes 1 and 9 to Financial Statements.
8
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
December 31, 2024
Financial Highlights — continued

	Class C
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$19.91	$17.83	$22.96	$22.67	$20.94
Income (Loss) From Operations
Net investment loss	$(0.16)	$(0.18)	$(0.19)	$(0.26)	$(0.17)
Net realized and unrealized gain (loss)	2.12	2.42	(3.85)	4.25	2.63
Total income (loss) from operations	$1.96	$2.24	$(4.04)	$3.99	$2.46
Less Distributions
From net realized gain	$(1.80)	$(0.16)	$(1.09)	$(3.70)	$(0.73)
Total distributions	$(1.80)	$(0.16)	$(1.09)	$(3.70)	$(0.73)
Net asset value — End of year	$20.07	$19.91	$17.83	$22.96	$22.67
Total Return(1)	9.41%	12.58%	(17.73)%	18.02%	12.00%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$58	$67	$206	$594	$643
Ratios (as a percentage of average daily net assets):(2)
Total expenses	2.05%	2.00%	2.00%	1.93%	2.08%
Net expenses	1.90%(3)(4)	1.94%(3)	1.95%(3)	1.93%	1.95%
Net investment loss	(0.75)%	(0.95)%	(0.95)%	(1.05)%	(0.88)%
Portfolio Turnover	42%	43%	40%	58%	41%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(2)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(3)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
(4)	Includes interest expense of 0.01% of average daily net assets for the year ended December 31, 2024.
Financial information from January 1, 2020 through the close of business on September 15, 2023 is for the Eaton Vance Special Equities Fund, which was reorganized into the Calvert Small/Mid-Cap Fund as of the close of business on September 15, 2023. See Notes 1 and 9 to Financial Statements.
9
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
December 31, 2024
Financial Highlights — continued

	Class I
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$25.97	$22.97	$28.92	$27.45	$25.01
Income (Loss) From Operations
Net investment income (loss)	$0.06	$0.03	$0.03	$(0.01)	$0.03
Net realized and unrealized gain (loss)	2.76	3.13	(4.89)	5.18	3.19
Total income (loss) from operations	$2.82	$3.16	$(4.86)	$5.17	$3.22
Less Distributions
From net investment income	$(0.11)	$ —	$ —	$ —	$(0.05)
From net realized gain	(1.80)	(0.16)	(1.09)	(3.70)	(0.73)
Total distributions	$(1.91)	$(0.16)	$(1.09)	$(3.70)	$(0.78)
Net asset value — End of year	$26.88	$25.97	$22.97	$28.92	$27.45
Total Return(1)	10.48%	13.77%	(16.91)%	19.19%	13.10%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$5,983	$33,984	$25,757	$32,497	$17,063
Ratios (as a percentage of average daily net assets):(2)
Total expenses	1.01%	1.02%	1.00%	0.93%	1.08%
Net expenses	0.90%(3)(4)	0.93%(3)	0.95%(3)	0.93%	0.95%
Net investment income (loss)	0.23%	0.13%	0.11%	(0.01)%	0.13%
Portfolio Turnover	42%	43%	40%	58%	41%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(2)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(3)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
(4)	Includes interest expense of 0.01% of average daily net assets for the year ended December 31, 2024.
Financial information from January 1, 2020 through the close of business on September 15, 2023 is for the Eaton Vance Special Equities Fund, which was reorganized into the Calvert Small/Mid-Cap Fund as of the close of business on September 15, 2023. See Notes 1 and 9 to Financial Statements.
10
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
December 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Small/Mid-Cap Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide growth of capital. The Fund is the accounting successor to the Eaton Vance Special Equities Fund (the “Predecessor Fund”) pursuant to a reorganization (the “Reorganization”) that took place at the close of business on September 15, 2023 (see Note 9). The Fund also inherited the Predecessor Fund’s historical performance. The Predecessor Fund was managed using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. The Fund had no investment operations prior to the Reorganization. Financial information included for periods prior to the Reorganization is that of the Predecessor Fund.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
11

Calvert
Small/Mid-Cap Fund
December 31, 2024
Notes to Financial Statements — continued

The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$32,317,064(1)	$ —	$ —	$32,317,064
Short-Term Investments	416,828	—	—	416,828
Total Investments	$32,733,892	$ —	$ —	$32,733,892

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Segment Reporting— During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President has been designated as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s Financial Statements.
12

Calvert
Small/Mid-Cap Fund
December 31, 2024
Notes to Financial Statements — continued

2  Related Party Transactions
Pursuant to an advisory agreement between the Fund and Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, the Fund pays CRM a fee as compensation for investment advisory services provided to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.505%
$500 million but less than $1 billion	0.480%
$1 billion but less than $2.5 billion	0.455%
$2.5 billion but less than $5 billion	0.435%
$5 billion and over	0.420%
For the year ended December 31, 2024, the investment advisory fee amounted to $298,691 or 0.505% of the Fund’s average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, the investment advisory fee paid was reduced by $1,988 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (related to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.14%, 1.89% and 0.89% for Class A, Class C and Class I, respectively, of such class’s average daily net assets. This expense reimbursement will remain in effect through September 15, 2028. For the year ended December 31, 2024, CRM waived and/or reimbursed expenses of $74,484.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the year ended December 31, 2024, the administrative fee amounted to $70,976.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended December 31, 2024 amounted to $67,606 and $492 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $1,152 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2024. The Fund was also informed that EVD received less than $100 of contingent deferred sales charges paid by Class C shareholders and no contingent deferred sales charges paid by Class A shareholders for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $1,682 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the
13

Calvert
Small/Mid-Cap Fund
December 31, 2024
Notes to Financial Statements — continued

Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $23,948,318 and $56,604,378, respectively, for the year ended December 31, 2024. In-kind sales for the year ended December 31, 2024 aggregated $1,838,531.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2024 and December 31, 2023 was as follows:
	Year Ended December 31,
	2024	2023
Ordinary income	$66,752	$ —
Long-term capital gains	$2,168,720	$311,029
During the year ended December 31, 2024, distributable earnings was decreased by $2,432,085 and paid-in capital was increased by $2,432,085 due to the Fund's use of equalization accounting and differences between book and tax accounting for redemptions in-kind. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of December 31, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$474,218
Undistributed long-term capital gains	4,711,445
Net unrealized appreciation	8,588,722
Distributable earnings	$13,774,385
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$24,145,170
Gross unrealized appreciation	$9,391,450
Gross unrealized depreciation	(802,728)
Net unrealized appreciation	$8,588,722
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
14

Calvert
Small/Mid-Cap Fund
December 31, 2024
Notes to Financial Statements — continued

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2024, the total value of securities on loan was $391,312 and the total value of collateral received was $399,960, comprised of U.S. government and/or agencies securities.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at December 31, 2024. Average borrowings and the weighted average interest rate (excluding fees) for the year ended December 31, 2024 were $115,328 and 5.58%, respectively.
7  Affiliated Investments
At December 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $416,828, which represents 1.3% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,292,607	$28,199,126	$(29,074,905)	$ —	$ —	$416,828	$71,842	416,828
8  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	18,290	$487,887	14,825	$347,530
Reinvestment of distributions	56,801	1,530,783	6,102	145,172
Shares redeemed	(134,053)	(3,492,928)	(112,452)	(2,626,178)
Net decrease	(58,962)	$(1,474,258)	(91,525)	$(2,133,476)
Class C
Shares sold	1,715	$35,848	—	$ —
Reinvestment of distributions	256	5,404	28	528
Shares redeemed	(2,423)	(49,106)	(8,261)	(156,939)
Net decrease	(452)	$(7,854)	(8,233)	$(156,411)
15

Calvert
Small/Mid-Cap Fund
December 31, 2024
Notes to Financial Statements — continued

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class I
Shares sold	254,952	$7,085,069	468,045	$11,856,954
Reinvestment of distributions	13,942	393,873	5,576	138,608
Shares redeemed	(1,355,016)	(39,440,004)	(286,068)	(6,789,095)
Net increase (decrease)	(1,086,122)	$(31,961,062)	187,553	$5,206,467
9  Reorganization
At the close of business on September 15, 2023, the Fund acquired the net assets of the Predecessor Fund pursuant to an Agreement and Plan of Reorganization approved by shareholders of the Predecessor Fund.
The Reorganization was accomplished by a tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate shares and net asset value in the corresponding classes of the Fund as noted below:
	Shares Issued	Net Assets
Class A	1,127,448	$26,264,605
Class C	3,396	$63,655
Class I	892,740	$21,717,386

The historical cost basis of the assets of the Predecessor Fund as of the date of the Reorganization were carried forward to the cost basis of the assets of the Fund.
16

Calvert
Small/Mid-Cap Fund
December 31, 2024
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Calvert Management Series and Shareholders of Calvert Small/Mid-Cap Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Calvert Small/Mid-Cap Fund (the “Fund”) (one of the funds constituting Calvert Management Series), including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 21, 2025
We have served as the auditor of one or more Calvert investment companies since 2021.
17

Calvert
Small/Mid-Cap Fund
December 31, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2025 showed the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2024, the Fund designates approximately $460,317, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2024 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $8,140,919 or, if subsequently determined to be different, the net capital gain of such year.
18

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CMPAX-NCSR 12.31.24

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16.	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Management Series

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	February 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	February 26, 2025

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	February 26, 2025